Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.7%
Adient plc *	8,920	194,991
American Axle & Manufacturing Holdings, Inc. *	4,374	43,128
Aptiv plc	3,326	312,245
Autoliv, Inc.	1,777	145,217
BorgWarner, Inc.	4,215	177,241
Cooper Tire & Rubber Co.	2,143	61,761
Cooper-Standard Holding, Inc. *	872	24,791
Dana, Inc.	4,452	75,461
Delphi Technologies plc *	3,187	39,710
Dorman Products, Inc. *	260	19,323
Ford Motor Co.	149,990	1,358,909
Garrett Motion, Inc. *	1,277	14,775
General Motors Co.	45,145	1,625,220
Gentex Corp.	2,992	84,973
Gentherm, Inc. *	425	17,786
Harley-Davidson, Inc.	3,415	124,238
LCI Industries	401	42,691
Lear Corp.	1,664	200,196
Modine Manufacturing Co. *	1,152	8,548
Standard Motor Products, Inc.	394	19,846
Stoneridge, Inc. *	237	7,143
Superior Industries International, Inc.	3,038	8,506
Tenneco, Inc., Class A	3,254	40,317
Tesla, Inc. *	62	20,456
The Goodyear Tire & Rubber Co.	14,968	239,338
Thor Industries, Inc.	1,356	86,472
Veoneer, Inc. *	995	16,109
Visteon Corp. *	2,046	191,362
Winnebago Industries, Inc.	543	25,809
		5,226,562

Banks 6.1%
Associated Banc-Corp.	1,380	29,587
Atlantic Union Bankshares Corp.	338	12,776
BancorpSouth Bank	629	19,562
Bank of America Corp.	64,530	2,150,140
Bank of Hawaii Corp.	339	30,547
Bank OZK	727	21,577
BankUnited, Inc.	963	33,763
Banner Corp.	191	10,434
BB&T Corp.	7,237	396,009
BOK Financial Corp.	247	20,585
Boston Private Financial Holdings, Inc.	648	7,608
Capitol Federal Financial, Inc.	1,304	18,491
Cathay General Bancorp	498	18,336
Central Pacific Financial Corp.	380	11,043
CIT Group, Inc.	2,875	130,870
Citigroup, Inc.	34,574	2,597,199
Citizens Financial Group, Inc.	5,113	196,646
Columbia Banking System, Inc.	418	16,335
Comerica, Inc.	1,336	94,068
Security	Number of Shares	Value ($)
Commerce Bancshares, Inc.	564	37,805
Community Bank System, Inc.	239	16,216
Cullen/Frost Bankers, Inc.	363	33,962
CVB Financial Corp.	511	10,915
East West Bancorp, Inc.	1,064	48,752
Essent Group Ltd.	286	15,630
F.N.B. Corp.	2,563	31,832
Fifth Third Bancorp	11,350	342,656
First BanCorp	1,283	13,472
First Citizens BancShares, Inc., Class A	45	23,391
First Commonwealth Financial Corp.	767	10,899
First Financial Bancorp	432	10,506
First Financial Bankshares, Inc.	382	13,206
First Hawaiian, Inc.	714	20,378
First Horizon National Corp.	1,676	26,950
First Midwest Bancorp, Inc.	621	13,389
First Republic Bank	592	65,061
Fulton Financial Corp.	1,753	30,081
Glacier Bancorp, Inc.	429	18,812
Great Western Bancorp, Inc.	468	16,085
Hancock Whitney Corp.	728	29,564
Hilltop Holdings, Inc.	444	10,936
Home BancShares, Inc.	788	14,830
Hope Bancorp, Inc.	969	14,060
Huntington Bancshares, Inc.	7,914	117,839
IBERIABANK Corp.	262	19,123
Independent Bank Corp.	95	7,999
International Bancshares Corp.	456	19,344
Investors Bancorp, Inc.	1,758	21,201
JPMorgan Chase & Co.	31,003	4,084,955
KeyCorp	8,135	157,738
M&T Bank Corp.	1,165	191,922
MGIC Investment Corp.	2,586	37,264
National Bank Holdings Corp., Class A	271	9,713
NBT Bancorp, Inc.	318	12,720
New York Community Bancorp, Inc.	7,135	85,049
Northwest Bancshares, Inc.	862	14,344
Ocwen Financial Corp. *	10,513	16,400
OFG Bancorp	402	8,623
Old National Bancorp	1,118	20,213
PacWest Bancorp	1,149	42,789
Park National Corp.	118	11,839
People's United Financial, Inc.	3,297	54,400
Pinnacle Financial Partners, Inc.	167	10,257
Popular, Inc.	807	44,635
Prosperity Bancshares, Inc.	526	36,952
Provident Financial Services, Inc.	453	11,017
Radian Group, Inc.	1,578	40,776
Regions Financial Corp.	11,466	190,794
Signature Bank	256	31,580
Simmons First National Corp., Class A	303	7,851
South State Corp.	180	14,990
Sterling Bancorp	442	9,026
SunTrust Banks, Inc.	4,578	324,306
SVB Financial Group *	205	47,505
Synovus Financial Corp.	1,219	46,432
TCF Financial Corp.	1,197	50,861

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Texas Capital Bancshares, Inc. *	289	16,704
The Bank of NT Butterfield & Son Ltd.	361	12,473
The PNC Financial Services Group, Inc.	4,860	744,601
Trustmark Corp.	576	19,791
U.S. Bancorp	16,665	1,000,400
UMB Financial Corp.	288	19,374
Umpqua Holdings Corp.	2,060	33,722
United Bankshares, Inc.	604	22,873
United Community Banks, Inc.	408	12,648
Valley National Bancorp	2,415	27,966
Walker & Dunlop, Inc.	276	18,117
Washington Federal, Inc.	962	35,411
Webster Financial Corp.	606	29,506
Wells Fargo & Co.	63,034	3,432,832
WesBanco, Inc.	288	10,506
Westamerica Bancorp	173	11,245
Western Alliance Bancorp	337	17,578
Wintrust Financial Corp.	328	22,274
Zions Bancorp NA	1,045	52,020
		18,025,462

Capital Goods 9.0%
3M Co.	6,357	1,079,228
A.O. Smith Corp.	1,208	58,467
AAON, Inc.	251	12,392
AAR Corp.	802	35,841
Actuant Corp., Class A	1,129	27,728
Acuity Brands, Inc.	467	61,074
AECOM *	3,541	153,432
Aegion Corp. *	1,051	22,765
AerCap Holdings N.V. *	2,342	144,759
AGCO Corp.	1,811	141,493
Air Lease Corp.	918	42,623
Aircastle Ltd.	1,141	36,501
Alamo Group, Inc.	143	16,416
Albany International Corp., Class A	175	14,644
Allegion plc	349	41,890
Allison Transmission Holdings, Inc.	1,616	78,214
Altra Industrial Motion Corp.	405	13,312
American Woodmark Corp. *	177	18,213
AMETEK, Inc.	1,464	144,951
Apogee Enterprises, Inc.	563	21,529
Applied Industrial Technologies, Inc.	773	49,356
Arconic, Inc.	5,016	155,295
Arcosa, Inc.	1,312	51,444
Argan, Inc.	176	6,449
Armstrong World Industries, Inc.	338	32,455
Astec Industries, Inc.	672	25,173
Atkore International Group, Inc. *	683	28,495
AZZ, Inc.	397	15,114
Barnes Group, Inc.	562	33,265
Beacon Roofing Supply, Inc. *	1,155	34,246
BMC Stock Holdings, Inc. *	1,222	36,183
Briggs & Stratton Corp.	2,698	14,434
Builders FirstSource, Inc. *	1,114	28,307
BWX Technologies, Inc.	733	44,075
Caesarstone Ltd.	456	7,141
Carlisle Cos., Inc.	643	100,295
Caterpillar, Inc.	6,728	973,743
Chart Industries, Inc. *	223	12,310
Colfax Corp. *	1,765	59,480
Comfort Systems USA, Inc.	478	24,426
Continental Building Products, Inc. *	305	11,221
Crane Co.	497	41,286
Cubic Corp.	261	15,543
Cummins, Inc.	2,660	486,408
Curtiss-Wright Corp.	417	57,258
Deere & Co.	4,129	693,878
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	1,268	71,109
Dover Corp.	1,684	187,732
DXP Enterprises, Inc. *	359	13,832
Dycom Industries, Inc. *	638	33,208
Eaton Corp. plc	6,851	633,717
EMCOR Group, Inc.	1,034	91,954
Emerson Electric Co.	9,316	688,080
Encore Wire Corp.	455	26,545
EnerSys	766	53,750
EnPro Industries, Inc.	230	15,270
ESCO Technologies, Inc.	194	17,086
Fastenal Co.	4,756	168,933
Federal Signal Corp.	641	21,115
Flowserve Corp.	2,133	103,877
Fluor Corp.	9,342	162,924
Fortive Corp.	1,487	107,317
Fortune Brands Home & Security, Inc.	2,081	131,644
Franklin Electric Co., Inc.	494	27,402
Gardner Denver Holdings, Inc. *	286	9,687
GATX Corp.	721	58,278
Generac Holdings, Inc. *	629	61,956
General Dynamics Corp.	3,565	647,903
General Electric Co.	335,056	3,776,081
Gibraltar Industries, Inc. *	335	17,494
GMS, Inc. *	743	23,003
Graco, Inc.	992	47,924
Granite Construction, Inc.	856	22,051
Griffon Corp.	1,115	23,660
H&E Equipment Services, Inc.	838	27,654
Harsco Corp. *	893	19,869
HD Supply Holdings, Inc. *	1,628	64,827
HEICO Corp.	83	10,781
HEICO Corp., Class A	168	16,874
Herc Holdings, Inc. *	470	21,977
Hexcel Corp.	769	61,235
Hillenbrand, Inc.	955	30,197
Honeywell International, Inc.	5,891	1,051,838
Hubbell, Inc.	737	108,354
Huntington Ingalls Industries, Inc.	516	129,862
Hyster-Yale Materials Handling, Inc.	307	18,184
IDEX Corp.	486	79,092
Illinois Tool Works, Inc.	4,064	708,477
Ingersoll-Rand plc	2,313	303,257
Insteel Industries, Inc.	350	8,166
ITT, Inc.	892	62,244
Jacobs Engineering Group, Inc.	2,331	214,662
JELD-WEN Holding, Inc. *	666	15,151
John Bean Technologies Corp.	139	15,227
Johnson Controls International plc	8,630	369,623
Kaman Corp.	350	22,260
Kennametal, Inc.	1,109	38,626
L3Harris Technologies, Inc.	2,103	422,892
Lennox International, Inc.	198	50,658
Lincoln Electric Holdings, Inc.	878	81,004
Lindsay Corp.	181	16,330
Lockheed Martin Corp.	1,945	760,553
Lydall, Inc. *	341	6,349
Masco Corp.	2,519	117,259
Masonite International Corp. *	524	37,623
MasTec, Inc. *	915	60,701
Meritor, Inc. *	761	19,215
Moog, Inc., Class A	516	44,309
MRC Global, Inc. *	2,501	33,363
MSC Industrial Direct Co., Inc., Class A	765	56,159
Mueller Industries, Inc.	1,686	52,924
Mueller Water Products, Inc., Class A	1,779	20,067
MYR Group, Inc. *	552	18,967
National Presto Industries, Inc.	87	7,741
Nordson Corp.	406	67,327

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northrop Grumman Corp.	1,760	619,115
NOW, Inc. *	3,563	39,941
nVent Electric plc	1,529	37,782
Oshkosh Corp.	1,534	138,766
Owens Corning	2,196	147,264
PACCAR, Inc.	5,258	427,843
Parker-Hannifin Corp.	1,604	318,859
Patrick Industries, Inc. *	226	11,192
Pentair plc	2,204	97,747
Primoris Services Corp.	1,034	22,769
Proto Labs, Inc. *	65	6,298
Quanex Building Products Corp.	710	13,817
Quanta Services, Inc.	3,589	149,446
Raven Industries, Inc.	327	11,239
Raytheon Co.	3,098	673,567
RBC Bearings, Inc. *	96	15,924
Regal Beloit Corp.	770	62,932
Resideo Technologies, Inc. *	3,118	30,494
Rexnord Corp. *	1,054	33,296
Rockwell Automation, Inc.	1,114	218,166
Roper Technologies, Inc.	332	119,643
Rush Enterprises, Inc., Class A	890	40,780
Sensata Technologies Holding plc *	989	50,924
Simpson Manufacturing Co., Inc.	380	30,856
SiteOne Landscape Supply, Inc. *	141	12,515
Snap-on, Inc.	677	108,631
Spirit AeroSystems Holdings, Inc., Class A	1,306	113,609
SPX FLOW, Inc. *	709	33,607
Standex International Corp.	193	14,896
Stanley Black & Decker, Inc.	1,694	267,212
Teledyne Technologies, Inc. *	196	67,030
Tennant Co.	227	16,902
Terex Corp.	2,569	72,112
Textainer Group Holdings Ltd. *	1,158	10,573
Textron, Inc.	4,007	185,284
The Boeing Co.	3,381	1,238,055
The Greenbrier Cos., Inc.	1,261	35,485
The Manitowoc Co., Inc. *	442	7,072
The Middleby Corp. *	332	38,432
The Timken Co.	1,411	74,204
The Toro Co.	788	61,606
Titan International, Inc.	2,480	7,266
Titan Machinery, Inc. *	774	10,426
TransDigm Group, Inc.	307	174,100
Trex Co., Inc. *	192	16,524
TriMas Corp. *	461	14,282
Trinity Industries, Inc.	4,002	84,202
Triton International Ltd.	647	24,508
Triumph Group, Inc.	1,149	31,839
Tutor Perini Corp. *	2,541	40,478
United Rentals, Inc. *	1,695	259,420
United Technologies Corp.	10,776	1,598,512
Univar Solutions, Inc. *	2,142	50,166
Universal Forest Products, Inc.	1,477	73,259
Valmont Industries, Inc.	459	65,701
Vectrus, Inc. *	210	10,697
Veritiv Corp. *	1,167	21,403
W.W. Grainger, Inc.	684	216,794
Wabash National Corp.	2,138	33,673
WABCO Holdings, Inc. *	507	68,318
Watsco, Inc.	416	74,036
Watts Water Technologies, Inc., Class A	246	23,852
Welbilt, Inc. *	1,052	17,558
WESCO International, Inc. *	1,859	97,821
Westinghouse Air Brake Technologies Corp.	1,409	110,705
Woodward, Inc.	426	49,753
Xylem, Inc.	1,061	82,238
		26,651,578

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,540	58,505
ACCO Brands Corp.	2,681	24,531
Advanced Disposal Services, Inc. *	690	22,736
ASGN, Inc. *	548	36,721
Brady Corp., Class A	449	25,593
CBIZ, Inc. *	541	14,531
Cimpress N.V. *	128	16,402
Cintas Corp.	535	137,527
Clean Harbors, Inc. *	651	53,805
Copart, Inc. *	688	61,232
CoStar Group, Inc. *	40	24,514
Covanta Holding Corp.	1,849	27,199
Deluxe Corp.	1,086	55,473
Equifax, Inc.	792	110,595
Exponent, Inc.	200	12,710
FTI Consulting, Inc. *	399	43,487
Healthcare Services Group, Inc.	870	21,881
Herman Miller, Inc.	898	42,906
HNI Corp.	973	38,229
Huron Consulting Group, Inc. *	283	18,975
IAA, Inc. *	1,124	50,951
ICF International, Inc.	231	20,728
IHS Markit Ltd. *	1,371	99,603
InnerWorkings, Inc. *	1,583	7,456
Insperity, Inc.	135	10,499
Interface, Inc.	1,229	20,635
KAR Auction Services, Inc.	1,157	24,436
Kelly Services, Inc., Class A	1,932	42,330
Kforce, Inc.	451	17,824
Knoll, Inc.	808	22,268
Korn Ferry	558	21,918
ManpowerGroup, Inc.	2,461	227,987
Matthews International Corp., Class A	499	19,137
McGrath RentCorp	278	20,389
Mobile Mini, Inc.	469	17,803
MSA Safety, Inc.	205	25,406
Nielsen Holdings plc	7,762	151,747
Pitney Bowes, Inc.	12,261	57,749
Quad/Graphics, Inc.	1,952	8,764
R.R. Donnelley & Sons Co.	9,335	37,060
Republic Services, Inc.	1,982	175,704
Resources Connection, Inc.	625	9,656
Robert Half International, Inc.	1,964	114,305
Rollins, Inc.	537	19,251
SP Plus Corp. *	476	20,873
Steelcase, Inc., Class A	2,107	38,179
Stericycle, Inc. *	1,011	63,511
Team, Inc. *	670	10,834
Tetra Tech, Inc.	537	47,412
The Brink's Co.	350	32,550
TransUnion	518	44,709
TrueBlue, Inc. *	1,226	28,578
UniFirst Corp.	181	37,331
US Ecology, Inc.	123	6,764
Verisk Analytics, Inc.	489	72,118
Viad Corp.	306	19,247
Waste Management, Inc.	3,521	397,556
		2,890,820

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	337	10,134
American Outdoor Brands Corp. *	1,965	17,174
Beazer Homes USA, Inc. *	800	12,256
Brunswick Corp.	1,406	82,631
Callaway Golf Co.	910	18,910
Capri Holdings Ltd. *	4,294	159,479

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carter's, Inc.	821	84,818
Cavco Industries, Inc. *	69	13,801
Columbia Sportswear Co.	230	21,275
Crocs, Inc. *	487	16,996
D.R. Horton, Inc.	3,933	217,692
Deckers Outdoor Corp. *	333	56,004
Ethan Allen Interiors, Inc.	757	13,535
Fossil Group, Inc. *	4,929	36,918
G-III Apparel Group Ltd. *	1,080	31,968
Garmin Ltd.	1,043	101,891
Hanesbrands, Inc.	5,603	84,437
Hasbro, Inc.	1,112	113,090
Helen of Troy Ltd. *	267	43,099
iRobot Corp. *	152	6,621
KB Home	1,131	39,110
Kontoor Brands, Inc. *	476	17,065
La-Z-Boy, Inc.	1,043	32,959
Leggett & Platt, Inc.	2,140	111,965
Lennar Corp., Class A	2,522	150,437
Lululemon Athletica, Inc. *	326	73,575
M.D.C Holdings, Inc.	823	32,566
M/I Homes, Inc. *	565	25,013
Mattel, Inc. *	11,520	134,784
Meritage Homes Corp. *	685	45,580
Mohawk Industries, Inc. *	1,038	144,666
Movado Group, Inc.	359	7,018
Newell Brands, Inc.	8,176	157,143
NIKE, Inc., Class B	9,249	864,689
NVR, Inc. *	37	140,300
Oxford Industries, Inc.	267	19,870
Polaris, Inc.	1,112	108,642
PulteGroup, Inc.	4,877	193,373
PVH Corp.	1,420	137,683
Ralph Lauren Corp.	1,208	129,667
Skechers U.S.A., Inc., Class A *	1,592	64,030
Steven Madden Ltd.	1,314	55,806
Sturm Ruger & Co., Inc.	419	19,085
Tapestry, Inc.	5,668	152,413
Taylor Morrison Home Corp., Class A *	2,225	51,664
Tempur Sealy International, Inc. *	471	39,978
Toll Brothers, Inc.	1,782	71,583
TopBuild Corp. *	432	47,641
TRI Pointe Group, Inc. *	2,382	37,112
Tupperware Brands Corp.	2,058	17,390
Under Armour, Inc., Class A *	1,224	23,121
Under Armour, Inc., Class C *	1,313	22,715
Unifi, Inc. *	509	12,394
Universal Electronics, Inc. *	301	16,736
VF Corp.	3,267	289,260
Vista Outdoor, Inc. *	4,116	34,080
Whirlpool Corp.	1,879	268,885
William Lyon Homes, Class A *	505	10,544
Wolverine World Wide, Inc.	1,141	36,626
		4,979,897

Consumer Services 2.0%
Adtalem Global Education, Inc. *	894	30,155
American Public Education, Inc. *	329	8,146
Aramark	3,630	158,413
Arcos Dorados Holdings, Inc., Class A	2,135	16,440
BJ's Restaurants, Inc.	411	16,913
Bloomin' Brands, Inc.	1,884	45,310
Boyd Gaming Corp.	995	29,263
Bright Horizons Family Solutions, Inc. *	233	35,071
Brinker International, Inc.	1,206	54,029
Caesars Entertainment Corp. *	1,470	19,169
Career Education Corp. *	679	11,326
Carnival Corp.	6,146	277,062
Security	Number of Shares	Value ($)
Chipotle Mexican Grill, Inc. *	172	139,994
Choice Hotels International, Inc.	181	17,602
Churchill Downs, Inc.	231	30,032
Cracker Barrel Old Country Store, Inc.	238	36,590
Darden Restaurants, Inc.	1,084	128,389
Dave & Buster's Entertainment, Inc.	346	13,902
Denny's Corp. *	360	7,034
Dine Brands Global, Inc.	201	16,659
Domino's Pizza, Inc.	272	80,050
Dunkin' Brands Group, Inc.	476	36,438
Eldorado Resorts, Inc. *	164	8,776
Extended Stay America, Inc.	2,826	41,712
frontdoor, Inc. *	378	17,108
Graham Holdings Co., Class B	62	39,160
Grand Canyon Education, Inc. *	207	17,634
H&R Block, Inc.	2,731	66,582
Hilton Grand Vacations, Inc. *	701	24,276
Hilton Worldwide Holdings, Inc.	1,199	125,895
Houghton Mifflin Harcourt Co. *	3,062	17,974
Hyatt Hotels Corp., Class A	577	46,622
International Game Technology plc	3,128	46,451
Jack in the Box, Inc.	489	38,773
K12, Inc. *	637	12,517
Las Vegas Sands Corp.	4,497	282,187
Laureate Education, Inc., Class A *	1,010	17,523
Marriott International, Inc., Class A	1,313	184,293
Marriott Vacations Worldwide Corp.	432	53,067
McDonald's Corp.	6,902	1,342,301
MGM Resorts International	5,411	172,881
Norwegian Cruise Line Holdings Ltd. *	1,678	90,008
Papa John's International, Inc.	161	10,188
Penn National Gaming, Inc. *	1,674	38,552
Red Rock Resorts, Inc., Class A	729	17,059
Regis Corp. *	1,161	18,727
Royal Caribbean Cruises Ltd.	1,571	188,551
Scientific Games Corp., Class A *	566	15,486
SeaWorld Entertainment, Inc. *	632	18,505
Service Corp. International	1,156	50,887
ServiceMaster Global Holdings, Inc. *	488	19,125
Six Flags Entertainment Corp.	931	40,480
Starbucks Corp.	7,186	613,900
Strategic Education, Inc.	114	16,158
Texas Roadhouse, Inc.	645	37,345
The Cheesecake Factory, Inc.	999	43,566
The Wendy's Co.	2,933	62,884
Vail Resorts, Inc.	172	41,739
WW International, Inc. *	463	20,043
Wyndham Destinations, Inc.	1,569	76,096
Wyndham Hotels & Resorts, Inc.	900	52,137
Wynn Resorts Ltd.	1,032	124,717
Yum China Holdings, Inc.	3,104	138,190
Yum! Brands, Inc.	3,475	349,828
		5,847,890

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	729	62,235
AGNC Investment Corp.	3,922	67,929
Ally Financial, Inc.	13,447	428,152
American Express Co.	7,990	959,759
Ameriprise Financial, Inc.	2,592	424,751
Annaly Capital Management, Inc.	13,522	126,160
Apollo Commercial Real Estate Finance, Inc.	439	8,021
Artisan Partners Asset Management, Inc., Class A	471	13,975
AXA Equitable Holdings, Inc.	1,437	35,551
Berkshire Hathaway, Inc., Class B *	15,994	3,523,478
BGC Partners, Inc., Class A	2,852	16,542
BlackRock, Inc.	922	456,307

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A	490	17,949
Cannae Holdings, Inc. *	1,361	51,024
Capital One Financial Corp.	10,575	1,057,606
Capstead Mortgage Corp.	1,580	12,292
Cboe Global Markets, Inc.	417	49,581
Chimera Investment Corp.	2,484	50,599
CME Group, Inc.	1,147	232,531
Cohen & Steers, Inc.	217	14,567
Credit Acceptance Corp. *	60	25,828
Discover Financial Services	6,948	589,677
Donnelley Financial Solutions, Inc. *	944	9,478
E*TRADE Financial Corp.	1,034	45,806
Eaton Vance Corp.	1,208	56,981
Encore Capital Group, Inc. *	337	12,290
Enova International, Inc. *	506	11,653
Evercore, Inc., Class A	474	36,678
FactSet Research Systems, Inc.	203	52,709
Federated Investors, Inc., Class B	1,335	44,749
FGL Holdings	902	8,235
FirstCash, Inc.	246	19,887
Franklin Resources, Inc.	7,838	215,467
Green Dot Corp., Class A *	258	6,130
Greenhill & Co., Inc.	761	12,945
Houlihan Lokey, Inc.	162	7,723
Intercontinental Exchange, Inc.	1,619	152,461
Invesco Ltd.	9,557	167,821
Invesco Mortgage Capital, Inc.	1,463	23,759
Janus Henderson Group plc	2,325	59,055
Jefferies Financial Group, Inc.	4,514	94,343
Ladder Capital Corp., Class A	774	13,382
Lazard Ltd., Class A	1,621	62,635
Legg Mason, Inc.	2,881	112,589
LPL Financial Holdings, Inc.	915	84,500
MarketAxess Holdings, Inc.	68	27,460
MFA Financial, Inc.	3,969	30,403
Moelis & Co., Class A	251	8,273
Moody's Corp.	846	191,763
Morgan Stanley	12,038	595,640
Morningstar, Inc.	108	16,967
MSCI, Inc.	323	83,718
Nasdaq, Inc.	625	65,500
Navient Corp.	13,686	196,394
Nelnet, Inc., Class A	298	18,774
New Residential Investment Corp.	3,583	55,537
New York Mortgage Trust, Inc.	2,186	13,619
Northern Trust Corp.	1,416	151,852
OneMain Holdings, Inc.	1,220	52,570
PennyMac Mortgage Investment Trust	1,009	23,298
Piper Jaffray Cos.	165	13,345
PRA Group, Inc. *	778	28,506
Raymond James Financial, Inc.	822	73,832
Redwood Trust, Inc.	947	15,322
S&P Global, Inc.	1,049	277,618
Santander Consumer USA Holdings, Inc.	2,692	63,397
SEI Investments Co.	1,045	67,434
SLM Corp.	4,999	42,641
Starwood Property Trust, Inc.	2,342	57,379
State Street Corp.	5,459	409,971
Stifel Financial Corp.	397	24,820
Synchrony Financial	13,640	510,272
T. Rowe Price Group, Inc.	2,626	324,469
TD Ameritrade Holding Corp.	1,424	73,806
The Bank of New York Mellon Corp.	10,221	500,522
The Charles Schwab Corp. (a)	3,915	193,793
The Goldman Sachs Group, Inc.	6,132	1,357,318
Two Harbors Investment Corp.	2,395	34,823
Voya Financial, Inc.	3,099	180,610
Waddell & Reed Financial, Inc., Class A	3,076	49,677
Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	1,339	6,508
World Acceptance Corp. *	145	13,774
		15,387,395

Energy 8.1%
Antero Resources Corp. *	9,834	19,570
Apache Corp.	8,345	185,927
Apergy Corp. *	639	16,320
Arch Coal, Inc., Class A	238	17,638
Archrock, Inc.	2,232	18,771
Baker Hughes Co.	13,513	302,962
Basic Energy Services, Inc. *	3,791	1,740
Cabot Oil & Gas Corp.	2,346	37,395
Cheniere Energy, Inc. *	121	7,325
Chesapeake Energy Corp. *	8,112	4,829
Chevron Corp.	36,734	4,302,653
Cimarex Energy Co.	594	27,306
CNX Resources Corp. *	4,065	28,089
Concho Resources, Inc.	949	68,859
ConocoPhillips	19,685	1,179,919
CONSOL Energy, Inc. *	642	8,192
Continental Resources, Inc.	640	19,763
Core Laboratories N.V.	474	20,761
Cosan Ltd., A Shares *	3,477	60,813
CVR Energy, Inc.	482	20,914
Delek US Holdings, Inc.	1,189	40,795
Denbury Resources, Inc. *	6,040	5,958
Devon Energy Corp.	4,826	105,641
Diamond Offshore Drilling, Inc. *	4,750	26,838
Diamondback Energy, Inc.	152	11,756
Dril-Quip, Inc. *	748	31,611
EOG Resources, Inc.	4,113	291,612
EQT Corp.	2,752	24,025
Equitrans Midstream Corp.	1,633	16,281
Exterran Corp. *	1,153	6,203
Exxon Mobil Corp.	97,106	6,615,832
Frank's International N.V. *	1,671	8,522
Green Plains, Inc.	2,699	41,160
Halliburton Co.	17,165	360,293
Helix Energy Solutions Group, Inc. *	2,107	17,488
Helmerich & Payne, Inc.	2,364	93,449
Hess Corp.	5,170	321,005
HollyFrontier Corp.	5,506	283,834
International Seaways, Inc. *	562	14,882
Kinder Morgan, Inc.	28,251	554,002
Kosmos Energy Ltd.	1,885	11,253
Marathon Oil Corp.	18,630	217,040
Marathon Petroleum Corp.	17,567	1,065,263
Matrix Service Co. *	785	16,438
McDermott International, Inc. *(b)	5,523	4,421
Murphy Oil Corp.	6,057	139,372
Nabors Industries Ltd.	35,280	72,677
National Oilwell Varco, Inc.	15,391	347,067
Newpark Resources, Inc. *	1,872	10,970
Noble Corp. plc *	44,840	47,530
Noble Energy, Inc.	6,656	138,179
Oasis Petroleum, Inc. *	7,421	17,365
Occidental Petroleum Corp.	15,532	599,069
Oceaneering International, Inc. *	5,427	72,776
Oil States International, Inc. *	2,203	35,116
ONEOK, Inc.	2,358	167,536
Par Pacific Holdings, Inc. *	402	10,006
Parsley Energy, Inc., Class A	727	10,890
Patterson-UTI Energy, Inc.	5,999	53,631
PBF Energy, Inc., Class A	4,791	149,958
PDC Energy, Inc. *	605	13,752
Peabody Energy Corp.	1,081	10,464
Phillips 66	14,513	1,664,931

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pioneer Natural Resources Co.	959	122,599
QEP Resources, Inc.	8,947	29,257
Range Resources Corp.	7,348	25,645
Renewable Energy Group, Inc. *	1,191	20,318
REX American Resources Corp. *	179	16,441
RPC, Inc.	1,460	5,636
SandRidge Energy, Inc. *	1,318	4,336
Schlumberger Ltd.	27,377	991,047
Scorpio Tankers, Inc.	655	22,525
SEACOR Holdings, Inc. *	312	13,210
SemGroup Corp., Class A	2,108	32,400
SFL Corp., Ltd.	1,223	17,318
SM Energy Co.	3,839	31,902
Targa Resources Corp.	3,032	110,759
The Williams Cos., Inc.	11,012	250,193
Tidewater, Inc. *	710	10,863
Transocean Ltd. *	25,134	125,167
Unit Corp. *	2,028	1,735
US Silica Holdings, Inc.	1,510	7,444
Valaris plc *(b)	13,038	55,542
Valero Energy Corp.	18,868	1,801,705
Whiting Petroleum Corp. *	2,294	10,507
World Fuel Services Corp.	9,270	393,048
WPX Energy, Inc. *	3,405	33,505
		24,229,739

Food & Staples Retailing 2.9%
BJ's Wholesale Club Holdings, Inc. *	519	12,300
Casey's General Stores, Inc.	655	113,819
Costco Wholesale Corp.	5,255	1,575,502
Ingles Markets, Inc., Class A	822	36,530
Performance Food Group Co. *	2,108	99,203
PriceSmart, Inc.	526	39,313
Rite Aid Corp. *(b)	10,168	92,122
SpartanNash Co.	4,104	58,113
Sprouts Farmers Market, Inc. *	2,096	41,501
Sysco Corp.	5,702	459,296
The Andersons, Inc.	1,152	26,611
The Kroger Co.	31,391	858,230
US Foods Holding Corp. *	4,666	185,567
Walgreens Boots Alliance, Inc.	19,145	1,141,042
Walmart, Inc.	32,537	3,874,831
Weis Markets, Inc.	400	15,932
		8,629,912

Food, Beverage & Tobacco 4.1%
Adecoagro S.A. *	2,253	15,501
Altria Group, Inc.	22,203	1,103,489
Archer-Daniels-Midland Co.	23,869	1,024,696
B&G Foods, Inc.	1,091	18,067
Brown-Forman Corp., Class B	1,730	117,329
Bunge Ltd.	8,546	456,185
Cal-Maine Foods, Inc.	618	26,902
Calavo Growers, Inc.	145	12,933
Campbell Soup Co.	2,334	108,694
Coca-Cola Consolidated, Inc.	24	6,484
Coca-Cola European Partners plc	1,613	81,392
Conagra Brands, Inc.	6,964	201,051
Constellation Brands, Inc., Class A	905	168,384
Darling Ingredients, Inc. *	2,401	57,144
Flowers Foods, Inc.	2,662	57,313
Fresh Del Monte Produce, Inc.	1,576	51,535
General Mills, Inc.	9,339	497,955
Hormel Foods Corp.	2,656	118,272
Ingredion, Inc.	1,442	119,931
J&J Snack Foods Corp.	128	23,680
John B Sanfilippo & Son, Inc.	154	15,052
Security	Number of Shares	Value ($)
Kellogg Co.	3,010	196,011
Keurig Dr Pepper, Inc.	717	22,184
Lamb Weston Holdings, Inc.	505	42,410
Lancaster Colony Corp.	169	26,707
McCormick & Co., Inc. Non-Voting Shares	577	97,657
Molson Coors Brewing Co., Class B	2,362	119,234
Mondelez International, Inc., Class A	17,643	926,963
Monster Beverage Corp. *	1,580	94,516
Nomad Foods Ltd. *	1,595	33,495
PepsiCo, Inc.	12,372	1,680,489
Philip Morris International, Inc.	18,514	1,535,366
Pilgrim's Pride Corp. *	1,279	40,289
Post Holdings, Inc. *	389	41,078
Pyxus International, Inc. *	485	3,895
Sanderson Farms, Inc.	510	84,446
The Boston Beer Co., Inc., Class A *	62	23,828
The Coca-Cola Co.	30,021	1,603,121
The Hain Celestial Group, Inc. *	1,466	36,240
The Hershey Co.	1,012	149,938
The J.M. Smucker Co.	1,733	182,121
The Kraft Heinz Co.	10,347	315,583
TreeHouse Foods, Inc. *	807	39,454
Tyson Foods, Inc., Class A	5,750	516,867
Universal Corp.	843	44,021
Vector Group Ltd.	1,978	26,584
		12,164,486

Health Care Equipment & Services 5.7%
Abbott Laboratories	8,287	708,124
ABIOMED, Inc. *	28	5,493
Acadia Healthcare Co., Inc. *	949	30,520
Align Technology, Inc. *	135	37,441
Allscripts Healthcare Solutions, Inc. *	1,728	18,628
Amedisys, Inc. *	122	19,881
AmerisourceBergen Corp.	2,392	210,281
AMN Healthcare Services, Inc. *	355	21,112
Anthem, Inc.	3,956	1,141,939
Avanos Medical, Inc. *	423	14,661
Baxter International, Inc.	2,689	220,417
Becton Dickinson & Co.	963	248,935
Boston Scientific Corp. *	2,756	119,197
Brookdale Senior Living, Inc. *	5,603	40,005
Cantel Medical Corp.	149	11,458
Cardinal Health, Inc.	11,923	656,123
Centene Corp. *	3,604	217,934
Cerner Corp.	2,200	157,498
Chemed Corp.	110	47,302
Cigna Corp. *	2,895	578,768
Community Health Systems, Inc. *	16,133	51,626
CONMED Corp.	175	19,822
Covetrus, Inc. *	1,095	15,669
CVS Health Corp.	39,662	2,985,359
Danaher Corp.	2,499	364,804
DaVita, Inc. *	3,093	221,985
DENTSPLY SIRONA, Inc.	1,933	109,292
Diplomat Pharmacy, Inc. *	3,051	15,713
Edwards Lifesciences Corp. *	464	113,652
Encompass Health Corp.	842	59,538
Globus Medical, Inc., Class A *	287	16,058
Haemonetics Corp. *	162	19,537
HCA Healthcare, Inc.	3,602	499,453
Henry Schein, Inc. *	2,108	145,241
Hill-Rom Holdings, Inc.	357	38,274
HMS Holdings Corp. *	416	12,563
Hologic, Inc. *	1,193	61,225
Humana, Inc.	2,239	764,014
ICU Medical, Inc. *	36	6,749
IDEXX Laboratories, Inc. *	104	26,164

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Integer Holdings Corp. *	163	12,364
Integra LifeSciences Holdings Corp. *	200	12,198
Intuitive Surgical, Inc. *	272	161,269
Invacare Corp.	1,786	15,592
Laboratory Corp. of America Holdings *	899	154,889
LHC Group, Inc. *	115	15,341
LivaNova plc *	149	12,480
Magellan Health, Inc. *	928	72,133
Masimo Corp. *	170	26,362
McKesson Corp.	6,485	937,990
MEDNAX, Inc. *	2,463	64,334
Medtronic plc	10,526	1,172,491
Merit Medical Systems, Inc. *	166	4,648
Molina Healthcare, Inc. *	492	66,666
Neogen Corp. *	111	7,389
NextGen Healthcare, Inc. *	646	11,899
NuVasive, Inc. *	276	19,938
Orthofix Medical, Inc. *	121	5,493
Patterson Cos., Inc.	3,210	62,467
Premier, Inc., Class A *	355	12,617
Quest Diagnostics, Inc.	2,251	239,844
ResMed, Inc.	598	89,461
Select Medical Holdings Corp. *	2,034	44,972
STERIS plc	418	63,177
Stryker Corp.	1,415	289,877
Teleflex, Inc.	148	52,294
Tenet Healthcare Corp. *	3,617	116,467
The Cooper Cos., Inc.	192	60,113
The Ensign Group, Inc.	318	13,811
The Pennant Group, Inc. *	159	3,724
The Providence Service Corp. *	207	12,356
Tivity Health, Inc. *	768	17,395
Triple-S Management Corp., Class B *	1,175	22,501
UnitedHealth Group, Inc.	8,163	2,284,579
Universal Health Services, Inc., Class B	1,249	174,223
Varex Imaging Corp. *	541	16,198
Varian Medical Systems, Inc. *	683	91,338
Veeva Systems, Inc., Class A *	54	8,056
WellCare Health Plans, Inc. *	400	128,828
West Pharmaceutical Services, Inc.	313	46,020
Zimmer Biomet Holdings, Inc.	1,329	193,077
		16,869,326

Household & Personal Products 1.5%
Avon Products, Inc. *	12,757	58,555
Central Garden & Pet Co., Class A *	601	15,031
Church & Dwight Co., Inc.	1,635	114,842
Colgate-Palmolive Co.	6,631	449,714
Coty, Inc., Class A	4,440	51,238
Edgewell Personal Care Co. *	1,091	33,996
Energizer Holdings, Inc.	406	20,255
Herbalife Nutrition Ltd. *	1,230	56,100
Kimberly-Clark Corp.	2,834	386,387
Nu Skin Enterprises, Inc., Class A	1,195	45,697
Spectrum Brands Holdings, Inc.	750	46,890
The Clorox Co.	781	115,768
The Estee Lauder Cos., Inc., Class A	1,059	207,003
The Procter & Gamble Co.	24,094	2,940,914
USANA Health Sciences, Inc. *	155	11,408
WD-40 Co.	74	14,290
		4,568,088

Insurance 3.7%
Aflac, Inc.	10,265	562,933
Alleghany Corp. *	144	112,326
Ambac Financial Group, Inc. *	1,053	21,923
American Equity Investment Life Holding Co.	1,639	48,711
Security	Number of Shares	Value ($)
American Financial Group, Inc.	793	87,000
American International Group, Inc.	35,368	1,862,479
American National Insurance Co.	95	11,210
AMERISAFE, Inc.	181	12,236
Aon plc	2,093	426,156
Arch Capital Group Ltd. *	2,229	93,551
Argo Group International Holdings Ltd.	338	22,234
Arthur J. Gallagher & Co.	1,118	104,276
Assurant, Inc.	1,061	140,975
Assured Guaranty Ltd.	2,719	134,998
Athene Holding Ltd., Class A *	1,256	56,545
Axis Capital Holdings Ltd.	1,528	90,427
Brighthouse Financial, Inc. *	989	40,707
Brown & Brown, Inc.	1,474	55,629
Chubb Ltd.	3,531	534,876
Cincinnati Financial Corp.	1,193	127,711
CNA Financial Corp.	403	18,022
CNO Financial Group, Inc.	5,041	91,343
Employers Holdings, Inc.	258	11,086
Enstar Group Ltd. *	61	12,457
Everest Re Group Ltd.	686	186,084
Fidelity National Financial, Inc.	2,985	142,176
First American Financial Corp.	1,404	89,322
Genworth Financial, Inc., Class A *	20,422	80,871
Globe Life, Inc.	1,056	108,515
Horace Mann Educators Corp.	376	16,322
James River Group Holdings Ltd.	423	16,734
Kemper Corp.	445	32,894
Lincoln National Corp.	3,435	202,837
Loews Corp.	4,942	251,548
Markel Corp. *	72	81,760
Marsh & McLennan Cos., Inc.	3,876	418,879
MBIA, Inc. *	3,945	36,807
Mercury General Corp.	423	20,718
MetLife, Inc.	12,017	599,768
National General Holdings Corp.	548	11,667
Old Republic International Corp.	3,760	84,826
Primerica, Inc.	415	55,544
Principal Financial Group, Inc.	3,545	195,329
ProAssurance Corp.	1,112	41,811
Prudential Financial, Inc.	6,104	571,456
Reinsurance Group of America, Inc.	779	128,893
RenaissanceRe Holdings Ltd.	503	94,730
RLI Corp.	207	18,914
Safety Insurance Group, Inc.	159	15,526
Selective Insurance Group, Inc.	372	24,634
Stewart Information Services Corp.	618	26,432
The Allstate Corp.	5,863	652,845
The Hanover Insurance Group, Inc.	446	60,625
The Hartford Financial Services Group, Inc.	5,458	337,632
The Progressive Corp.	4,053	296,072
The Travelers Cos., Inc.	6,995	956,356
United Fire Group, Inc.	192	8,436
Universal Insurance Holdings, Inc.	419	12,193
Unum Group	3,917	120,409
W.R. Berkley Corp.	1,533	104,244
White Mountains Insurance Group Ltd.	76	84,126
Willis Towers Watson plc	609	119,632
		10,987,378

Materials 3.6%
AdvanSix, Inc. *	728	14,727
Air Products & Chemicals, Inc.	1,363	322,118
AK Steel Holding Corp. *	8,181	22,580
Albemarle Corp.	1,213	79,306
Alcoa Corp. *	6,933	141,087
Allegheny Technologies, Inc. *	1,348	31,085
AptarGroup, Inc.	490	54,939

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ashland Global Holdings, Inc.	844	60,515
Avery Dennison Corp.	926	120,723
Axalta Coating Systems Ltd. *	1,703	48,484
Balchem Corp.	151	15,044
Ball Corp.	1,733	114,482
Berry Global Group, Inc. *	1,151	53,740
Boise Cascade Co.	1,466	55,591
Cabot Corp.	1,174	55,166
Carpenter Technology Corp.	849	44,632
Celanese Corp., Series A	1,359	170,650
Century Aluminum Co. *	1,789	12,612
CF Industries Holdings, Inc.	3,572	165,062
Clearwater Paper Corp. *	1,288	28,194
Cleveland-Cliffs, Inc.	4,111	32,847
Commercial Metals Co.	4,577	97,765
Compass Minerals International, Inc.	614	33,936
Constellium SE *	1,201	16,982
Corteva, Inc. *	8,857	230,459
Crown Holdings, Inc. *	1,172	88,955
Domtar Corp.	2,312	86,284
Dow, Inc. *	9,471	505,467
DuPont de Nemours, Inc.	8,954	580,309
Eagle Materials, Inc.	414	38,100
Eastman Chemical Co.	2,912	228,213
Ecolab, Inc.	1,623	302,965
Element Solutions, Inc. *	2,625	30,686
Ferro Corp. *	633	9,128
FMC Corp.	709	69,454
Freeport-McMoRan, Inc.	23,500	267,430
GCP Applied Technologies, Inc. *	622	13,914
Graphic Packaging Holding Co.	5,761	93,731
Greif, Inc., Class A	756	32,621
H.B. Fuller Co.	693	34,567
Hecla Mining Co.	7,323	18,088
Huntsman Corp.	4,811	108,825
Ingevity Corp. *	182	16,436
Innophos Holdings, Inc.	783	24,978
Innospec, Inc.	263	25,879
International Flavors & Fragrances, Inc.	653	92,223
International Paper Co.	7,628	353,481
Kaiser Aluminum Corp.	301	32,984
Kraton Corp. *	547	12,324
Linde plc	3,760	775,350
Louisiana-Pacific Corp.	1,633	48,435
LyondellBasell Industries N.V., Class A	10,720	992,029
Martin Marietta Materials, Inc.	469	125,880
Materion Corp.	351	20,660
Mercer International, Inc.	523	6,553
Minerals Technologies, Inc.	514	27,756
Myers Industries, Inc.	413	6,835
Neenah, Inc.	255	18,559
NewMarket Corp.	92	45,445
Newmont Goldcorp Corp.	6,169	236,890
Nexa Resources S.A.	1,160	9,848
Nucor Corp.	6,484	365,438
Olin Corp.	2,881	50,475
Owens-Illinois, Inc.	4,464	44,104
Packaging Corp. of America	1,184	132,490
PolyOne Corp.	1,659	52,308
PPG Industries, Inc.	3,143	404,944
Quaker Chemical Corp.	77	11,491
Rayonier Advanced Materials, Inc.	2,332	9,141
Reliance Steel & Aluminum Co.	1,908	225,106
Resolute Forest Products, Inc.	3,283	13,165
Royal Gold, Inc.	204	23,923
RPM International, Inc.	1,248	92,015
Schnitzer Steel Industries, Inc., Class A	1,147	24,718
Schweitzer-Mauduit International, Inc.	640	28,070
Sealed Air Corp.	2,575	97,155
Security	Number of Shares	Value ($)
Sensient Technologies Corp.	619	39,176
Silgan Holdings, Inc.	1,438	44,305
Sonoco Products Co.	1,406	85,105
Southern Copper Corp.	937	35,634
Steel Dynamics, Inc.	4,023	135,696
Stepan Co.	311	30,136
Summit Materials, Inc., Class A *	1,248	29,790
SunCoke Energy, Inc.	1,933	9,897
The Chemours Co.	2,199	34,722
The Mosaic Co.	11,075	210,979
The Scotts Miracle-Gro Co.	471	47,609
The Sherwin-Williams Co.	452	263,575
Trinseo S.A.	1,119	42,511
Tronox Holdings plc, Class A *	2,718	31,474
United States Steel Corp.	5,690	74,653
US Concrete, Inc. *	167	6,835
Valvoline, Inc.	1,105	25,028
Verso Corp., Class A *	1,074	19,826
Vulcan Materials Co.	703	99,735
W.R. Grace & Co.	578	38,628
Warrior Met Coal, Inc.	1,002	20,571
Westlake Chemical Corp.	485	33,310
Westrock Co.	5,910	238,350
Worthington Industries, Inc.	974	37,304
		10,613,400

Media & Entertainment 4.3%
Activision Blizzard, Inc.	6,266	343,565
Alphabet, Inc., Class A *	1,048	1,366,686
Alphabet, Inc., Class C *	1,066	1,391,087
Altice USA, Inc., Class A *	3,007	76,919
AMC Entertainment Holdings, Inc., Class A (b)	1,735	14,192
AMC Networks, Inc., Class A *	684	26,286
Cable One, Inc.	18	27,630
Cars.com, Inc. *	1,346	17,888
CBS Corp., Class B Non-Voting Shares	8,513	343,755
Charter Communications, Inc., Class A *	1,037	487,400
Cinemark Holdings, Inc.	1,455	49,281
Comcast Corp., Class A	50,266	2,219,244
Discovery, Inc., Class A *	2,053	67,626
Discovery, Inc., Class C *	4,636	141,491
DISH Network Corp., Class A *	3,084	105,380
Electronic Arts, Inc. *	1,490	150,505
Facebook, Inc., Class A *	4,339	874,916
Fox Corp., Class A	3,790	135,530
Fox Corp., Class B	1,784	62,404
Gannett Co., Inc.	4,191	26,655
Gray Television, Inc. *	653	13,217
IAC/InterActiveCorp *	268	59,684
John Wiley & Sons, Inc., Class A	666	31,475
Liberty Global plc, Class A *	4,363	98,386
Liberty Global plc, Class C *	11,327	243,530
Liberty Latin America Ltd., Class A *	464	8,259
Liberty Latin America Ltd., Class C *	1,241	22,264
Liberty Media Corp. - Liberty Formula One, Class C *	541	24,394
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,909	92,968
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,771	182,931
Liberty TripAdvisor Holdings, Inc., Class A *	991	6,868
Lions Gate Entertainment Corp., Class A *	311	2,908
Lions Gate Entertainment Corp., Class B *	789	6,841
Live Nation Entertainment, Inc. *	578	40,350
Meredith Corp.	559	19,587
MSG Networks, Inc., Class A *	397	6,447
National CineMedia, Inc.	2,328	15,621
Netflix, Inc. *	156	49,087

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
News Corp., Class A	7,487	96,433
News Corp., Class B	2,342	30,844
Nexstar Media Group, Inc., Class A	260	28,005
Omnicom Group, Inc.	2,574	204,581
Scholastic Corp.	669	24,840
Sinclair Broadcast Group, Inc., Class A	917	31,939
Sirius XM Holdings, Inc.	5,981	41,747
Take-Two Interactive Software, Inc. *	320	38,832
TEGNA, Inc.	3,726	57,194
The Interpublic Group of Cos., Inc.	4,429	99,210
The Madison Square Garden Co., Class A *	81	22,824
The New York Times Co., Class A	699	22,543
The Walt Disney Co.	18,209	2,760,120
TripAdvisor, Inc.	634	18,006
Twitter, Inc. *	647	19,999
Viacom, Inc., Class B	15,424	371,256
Yandex N.V., Class A *	1,029	43,187
Yelp, Inc. *	273	9,468
Zynga, Inc., Class A *	3,836	23,898
		12,798,183

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	13,129	1,151,807
Agilent Technologies, Inc.	1,700	137,309
Alexion Pharmaceuticals, Inc. *	731	83,290
Alkermes plc *	290	6,096
Allergan plc	2,372	438,678
Amgen, Inc.	5,760	1,351,987
Bio-Rad Laboratories, Inc., Class A *	109	40,262
Bio-Techne Corp.	115	25,099
Biogen, Inc. *	1,405	421,233
BioMarin Pharmaceutical, Inc. *	144	11,622
Bristol-Myers Squibb Co.	17,557	999,696
Bruker Corp.	545	27,898
Cambrex Corp. *	277	16,612
Catalent, Inc. *	633	32,910
Charles River Laboratories International, Inc. *	232	33,698
Eli Lilly & Co.	4,751	557,530
Emergent BioSolutions, Inc. *	183	10,039
Gilead Sciences, Inc.	21,804	1,466,101
ICON plc *	324	52,864
Illumina, Inc. *	199	63,831
Incyte Corp. *	81	7,627
IQVIA Holdings, Inc. *	897	130,944
Jazz Pharmaceuticals plc *	356	53,799
Johnson & Johnson	21,868	3,006,631
Mallinckrodt plc *	9,837	37,085
Merck & Co., Inc.	23,865	2,080,551
Mettler-Toledo International, Inc. *	121	87,049
Mylan N.V. *	7,789	146,277
Myriad Genetics, Inc. *	1,149	29,575
PDL BioPharma, Inc. *	8,577	26,589
PerkinElmer, Inc.	564	52,396
Perrigo Co., plc	1,315	67,367
Pfizer, Inc.	68,836	2,651,563
PRA Health Sciences, Inc. *	161	17,518
Prestige Consumer Healthcare, Inc. *	532	20,094
Regeneron Pharmaceuticals, Inc. *	258	95,202
Syneos Health, Inc. *	219	12,025
Taro Pharmaceutical Industries Ltd.	160	15,480
Thermo Fisher Scientific, Inc.	1,504	472,181
United Therapeutics Corp. *	877	80,912
Vertex Pharmaceuticals, Inc. *	58	12,861
Waters Corp. *	382	84,831
Zoetis, Inc.	1,167	140,647
		16,257,766

Security	Number of Shares	Value ($)
Real Estate 2.3%
Acadia Realty Trust	431	11,585
Alexander & Baldwin, Inc.	859	18,623
Alexandria Real Estate Equities, Inc.	372	60,457
Altisource Portfolio Solutions S.A. *	545	9,821
American Assets Trust, Inc.	194	9,221
American Campus Communities, Inc.	990	47,560
American Homes 4 Rent, Class A	821	21,929
American Tower Corp.	1,128	241,426
Apartment Investment & Management Co., Class A	986	53,017
Apple Hospitality REIT, Inc.	2,919	47,463
AvalonBay Communities, Inc.	618	132,505
Boston Properties, Inc.	1,153	159,737
Brandywine Realty Trust	2,029	31,308
Brixmor Property Group, Inc.	3,690	80,959
Brookfield Property REIT, Inc., Class A	941	17,898
Camden Property Trust	536	59,791
CBRE Group, Inc., Class A *	2,422	138,102
Chatham Lodging Trust	425	7,778
Colony Capital, Inc.	6,954	33,936
Columbia Property Trust, Inc.	1,568	32,552
CoreCivic, Inc.	3,696	55,994
CorePoint Lodging, Inc.	1,339	13,537
CoreSite Realty Corp.	83	9,411
Corporate Office Properties Trust	981	28,626
Cousins Properties, Inc.	758	30,691
Crown Castle International Corp.	1,626	217,331
CubeSmart	820	25,289
CyrusOne, Inc.	322	20,061
DiamondRock Hospitality Co.	3,056	31,477
Digital Realty Trust, Inc.	936	113,209
Douglas Emmett, Inc.	816	35,961
Duke Realty Corp.	1,910	67,194
EastGroup Properties, Inc.	141	19,203
Empire State Realty Trust, Inc., Class A	948	13,234
EPR Properties	380	26,950
Equinix, Inc.	264	149,648
Equity Commonwealth	740	24,309
Equity LifeStyle Properties, Inc.	604	44,744
Equity Residential	2,175	185,093
Essex Property Trust, Inc.	244	76,172
Extra Space Storage, Inc.	443	46,980
Federal Realty Investment Trust	361	47,677
First Industrial Realty Trust, Inc.	532	22,653
Franklin Street Properties Corp.	2,109	18,369
Front Yard Residential Corp.	823	9,547
Gaming & Leisure Properties, Inc.	1,016	42,875
Global Net Lease, Inc.	382	7,789
Healthcare Realty Trust, Inc.	792	26,287
Healthcare Trust of America, Inc., Class A	983	29,834
Healthpeak Properties, Inc.	3,826	133,451
Hersha Hospitality Trust	819	11,613
Highwoods Properties, Inc.	891	43,258
Host Hotels & Resorts, Inc.	10,807	189,014
Hudson Pacific Properties, Inc.	636	22,769
Investors Real Estate Trust	184	14,227
Invitation Homes, Inc.	724	22,104
Iron Mountain, Inc.	3,670	117,880
iStar, Inc.	1,013	13,159
JBG SMITH Properties	267	10,648
Jones Lang LaSalle, Inc.	633	105,287
Kennedy-Wilson Holdings, Inc.	754	17,048
Kilroy Realty Corp.	444	36,959
Kimco Realty Corp.	3,665	79,237
Kite Realty Group Trust	1,101	21,304
Lamar Advertising Co., Class A	662	55,231
Lexington Realty Trust	2,469	27,357

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Property Trust	1,023	63,037
Life Storage, Inc.	256	28,037
LTC Properties, Inc.	145	6,787
Mack-Cali Realty Corp.	1,152	24,641
Medical Properties Trust, Inc.	1,552	32,220
Mid-America Apartment Communities, Inc.	563	76,630
National Health Investors, Inc.	168	13,606
National Retail Properties, Inc.	599	33,388
Newmark Group, Inc., Class A	771	10,062
Office Properties Income Trust	605	20,183
Omega Healthcare Investors, Inc.	1,160	48,755
Outfront Media, Inc.	2,314	57,804
Paramount Group, Inc.	1,671	22,709
Park Hotels & Resorts, Inc.	2,845	67,284
Pebblebrook Hotel Trust	1,116	29,239
Physicians Realty Trust	443	8,501
Piedmont Office Realty Trust, Inc., Class A	1,877	41,519
PotlatchDeltic Corp.	406	17,633
Prologis, Inc.	2,042	186,945
PS Business Parks, Inc.	94	16,599
Public Storage	591	124,512
QTS Realty Trust, Inc., Class A	301	15,974
Rayonier, Inc.	1,382	42,331
Realogy Holdings Corp.	8,541	89,424
Realty Income Corp.	942	72,186
Regency Centers Corp.	569	37,008
Retail Opportunity Investments Corp.	629	11,473
Retail Properties of America, Inc., Class A	3,109	44,241
RLJ Lodging Trust	2,443	41,751
RPT Realty	1,026	15,164
Ryman Hospitality Properties, Inc.	358	31,944
Sabra Health Care REIT, Inc.	787	17,534
SBA Communications Corp.	199	47,058
Senior Housing Properties Trust	5,970	43,700
Seritage Growth Properties, Class A	255	10,781
Service Properties Trust	3,153	73,433
Simon Property Group, Inc.	1,777	268,700
SITE Centers Corp.	2,798	40,543
SL Green Realty Corp.	879	75,005
Spirit Realty Capital, Inc.	856	44,854
STAG Industrial, Inc.	433	13,419
STORE Capital Corp.	466	18,971
Summit Hotel Properties, Inc.	1,274	15,441
Sun Communities, Inc.	272	44,801
Sunstone Hotel Investors, Inc.	3,127	43,778
Tanger Factory Outlet Centers, Inc.	1,326	20,182
Taubman Centers, Inc.	783	25,432
The GEO Group, Inc.	2,176	30,159
The Howard Hughes Corp. *	142	15,678
The Macerich Co.	1,771	47,693
The St. Joe Co. *	404	7,676
UDR, Inc.	1,249	60,014
Uniti Group, Inc.	3,612	24,273
Urban Edge Properties	857	17,766
Ventas, Inc.	2,907	169,507
VEREIT, Inc.	8,947	87,323
Vornado Realty Trust	1,367	88,267
Washington Prime Group, Inc. (b)	9,259	38,517
Washington Real Estate Investment Trust	715	22,215
Weingarten Realty Investors	1,116	35,533
Welltower, Inc.	2,980	252,019
Weyerhaeuser Co.	8,670	255,852
WP Carey, Inc.	652	54,390
Xenia Hotels & Resorts, Inc.	1,920	40,435
		6,958,895

Security	Number of Shares	Value ($)
Retailing 5.0%
Aaron's, Inc.	989	57,758
Abercrombie & Fitch Co., Class A	3,586	57,268
Advance Auto Parts, Inc.	740	116,239
Amazon.com, Inc. *	460	828,368
American Eagle Outfitters, Inc.	4,158	62,245
Asbury Automotive Group, Inc. *	627	69,497
Ascena Retail Group, Inc. *	43,313	19,521
AutoNation, Inc. *	2,193	112,040
AutoZone, Inc. *	121	142,528
Barnes & Noble Education, Inc. *	4,395	22,151
Bed Bath & Beyond, Inc. (b)	23,493	342,528
Best Buy Co., Inc.	6,251	504,081
Big 5 Sporting Goods Corp.	4,572	12,344
Big Lots, Inc.	2,906	60,735
Booking Holdings, Inc. *	222	422,695
Burlington Stores, Inc. *	201	45,225
Caleres, Inc.	1,505	32,944
CarMax, Inc. *	2,524	245,484
Chico's FAS, Inc.	13,778	65,721
Citi Trends, Inc.	562	11,538
Conn's, Inc. *	499	10,943
Core-Mark Holding Co., Inc.	2,919	78,667
Designer Brands, Inc., Class A	2,611	43,082
Dick's Sporting Goods, Inc.	2,820	129,184
Dillard's, Inc., Class A	950	68,210
Dollar General Corp.	3,477	547,141
Dollar Tree, Inc. *	2,303	210,632
eBay, Inc.	9,479	336,694
Expedia Group, Inc.	819	83,260
Five Below, Inc. *	140	17,319
Foot Locker, Inc.	3,456	138,413
GameStop Corp., Class A (b)	20,201	128,074
Genesco, Inc. *	1,102	40,928
Genuine Parts Co.	2,168	226,274
GNC Holdings, Inc., Class A *	22,406	65,874
Group 1 Automotive, Inc.	989	101,956
Groupon, Inc. *	8,339	24,183
GrubHub, Inc. *	120	5,174
Guess?, Inc.	1,952	37,576
Haverty Furniture Cos., Inc.	709	14,258
Hibbett Sports, Inc. *	1,342	38,073
Kirkland's, Inc. *	2,278	3,554
Kohl's Corp.	6,894	324,087
L Brands, Inc.	7,712	147,608
Lithia Motors, Inc., Class A	542	87,034
LKQ Corp. *	4,087	144,189
Lowe's Cos., Inc.	10,734	1,259,206
Macy's, Inc. (b)	16,378	250,911
MercadoLibre, Inc. *	23	13,353
Monro, Inc.	249	18,277
Murphy USA, Inc. *	1,430	168,068
National Vision Holdings, Inc. *	289	8,728
Nordstrom, Inc.	4,064	155,123
O'Reilly Automotive, Inc. *	643	284,386
Office Depot, Inc.	45,084	100,537
Ollie's Bargain Outlet Holdings, Inc. *	149	9,745
Overstock.com, Inc. *	490	3,719
Party City Holdco, Inc. *	2,135	4,121
Penske Automotive Group, Inc.	1,211	61,143
Pier 1 Imports, Inc. *	1,688	14,297
Pool Corp.	221	45,625
Qurate Retail, Inc., Series A *	14,690	138,967
Rent-A-Center, Inc.	1,050	27,332
RH *	236	48,519
Ross Stores, Inc.	2,629	305,358
Sally Beauty Holdings, Inc. *	3,727	68,689
Shoe Carnival, Inc.	429	15,230

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Signet Jewelers Ltd.	5,590	102,688
Sleep Number Corp. *	563	27,176
Stamps.com, Inc. *	116	10,121
Target Corp.	14,048	1,756,140
The Buckle, Inc.	1,374	38,225
The Cato Corp., Class A	1,344	25,617
The Children's Place, Inc.	307	22,184
The Gap, Inc.	8,942	148,527
The Home Depot, Inc.	9,806	2,162,321
The Michaels Cos., Inc. *	2,805	22,945
The TJX Cos., Inc.	13,151	803,921
Tiffany & Co.	1,394	186,517
Tractor Supply Co.	1,431	135,144
Ulta Salon, Cosmetics & Fragrance, Inc. *	262	61,271
Urban Outfitters, Inc. *	2,240	57,478
Vitamin Shoppe, Inc. *	1,543	9,999
Williams-Sonoma, Inc.	1,645	114,163
Zumiez, Inc. *	635	18,758
		14,987,826

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	280	17,979
Advanced Micro Devices, Inc. *	440	17,226
Amkor Technology, Inc. *	3,517	42,521
Analog Devices, Inc.	1,528	172,588
Applied Materials, Inc.	8,835	511,546
Broadcom, Inc.	974	307,989
Brooks Automation, Inc.	392	17,550
Cabot Microelectronics Corp.	139	18,544
Cirrus Logic, Inc. *	871	62,451
Cree, Inc. *	996	44,033
Cypress Semiconductor Corp.	2,343	54,943
Diodes, Inc. *	371	17,118
Entegris, Inc.	653	30,900
First Solar, Inc. *	1,110	61,316
Intel Corp.	57,590	3,343,099
KLA Corp.	1,281	209,905
Kulicke & Soffa Industries, Inc.	808	20,273
Lam Research Corp.	1,000	266,830
Marvell Technology Group Ltd.	4,182	110,279
Maxim Integrated Products, Inc.	2,004	113,567
Mellanox Technologies Ltd. *	114	13,099
Microchip Technology, Inc.	1,149	108,626
Micron Technology, Inc. *	10,252	487,073
MKS Instruments, Inc.	378	40,174
Monolithic Power Systems, Inc.	77	12,372
NVIDIA Corp.	1,514	328,144
NXP Semiconductor N.V.	2,100	242,718
ON Semiconductor Corp. *	3,360	72,139
Photronics, Inc. *	1,336	15,711
Power Integrations, Inc.	183	16,743
Qorvo, Inc. *	1,402	146,102
QUALCOMM, Inc.	22,383	1,870,100
Rambus, Inc. *	644	8,404
Semtech Corp. *	236	11,437
Silicon Laboratories, Inc. *	186	19,703
Skyworks Solutions, Inc.	1,888	185,590
Synaptics, Inc. *	847	48,415
Teradyne, Inc.	1,060	66,345
Texas Instruments, Inc.	7,392	888,592
Xilinx, Inc.	1,312	121,727
Xperi Corp.	828	16,386
		10,160,257

Security	Number of Shares	Value ($)
Software & Services 6.1%
Accenture plc, Class A	3,790	762,396
ACI Worldwide, Inc. *	756	28,350
Adobe, Inc. *	683	211,409
Akamai Technologies, Inc. *	1,134	98,794
Alliance Data Systems Corp.	860	91,943
Amdocs Ltd.	2,012	139,432
ANSYS, Inc. *	307	78,190
Aspen Technology, Inc. *	201	25,205
Autodesk, Inc. *	380	68,742
Automatic Data Processing, Inc.	2,025	345,830
Black Knight, Inc. *	561	35,349
Blackbaud, Inc.	93	7,708
Booz Allen Hamilton Holding Corp.	1,212	88,185
Broadridge Financial Solutions, Inc.	668	82,638
CACI International, Inc., Class A *	282	67,488
Cadence Design Systems, Inc. *	929	65,262
Cardtronics plc, Class A *	532	22,461
CDK Global, Inc.	1,053	56,388
Cerence, Inc. *	211	3,283
Check Point Software Technologies Ltd. *	760	89,589
Citrix Systems, Inc.	1,098	123,865
Cognizant Technology Solutions Corp., Class A	5,223	334,847
CommVault Systems, Inc. *	249	12,604
Conduent, Inc. *	7,947	53,801
CoreLogic, Inc. *	1,019	42,217
CSG Systems International, Inc.	416	23,791
DXC Technology Co.	4,171	155,703
Ebix, Inc.	156	5,426
EPAM Systems, Inc. *	128	27,117
Euronet Worldwide, Inc. *	206	32,381
EVERTEC, Inc.	462	14,978
ExlService Holdings, Inc. *	231	16,126
Fair Isaac Corp. *	111	40,820
Fidelity National Information Services, Inc.	2,279	314,844
Fiserv, Inc. *	3,670	426,601
FleetCor Technologies, Inc. *	230	70,592
Fortinet, Inc. *	155	16,292
Gartner, Inc. *	294	47,175
Genpact Ltd.	1,460	59,422
Global Payments, Inc.	1,186	214,785
GoDaddy, Inc., Class A *	117	7,766
International Business Machines Corp.	20,328	2,733,100
InterXion Holding N.V. *	185	15,732
Intuit, Inc.	937	242,580
j2 Global, Inc.	342	33,181
Jack Henry & Associates, Inc.	421	63,967
KBR, Inc.	2,104	62,636
Leidos Holdings, Inc.	1,694	153,883
LiveRamp Holdings, Inc. *	391	19,585
LogMeIn, Inc.	127	9,903
Manhattan Associates, Inc. *	423	35,325
ManTech International Corp., Class A	422	32,739
Mastercard, Inc., Class A	2,397	700,475
MAXIMUS, Inc.	624	46,582
Microsoft Corp.	36,557	5,533,999
MicroStrategy, Inc., Class A *	77	11,575
Net 1 UEPS Technologies, Inc. *	2,090	7,315
NIC, Inc.	393	8,917
NortonLifeLock, Inc.	10,004	249,100
Nuance Communications, Inc. *	1,683	30,176
Oracle Corp.	28,390	1,593,815
Paychex, Inc.	1,819	156,652
PayPal Holdings, Inc. *	2,173	234,706
Perficient, Inc. *	341	14,418
Perspecta, Inc.	1,750	48,265
Presidio, Inc.	529	8,734
Progress Software Corp.	556	23,358

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PTC, Inc. *	328	25,125
Sabre Corp.	2,273	50,983
salesforce.com, Inc. *	535	87,146
Science Applications International Corp.	515	43,955
SS&C Technologies Holdings, Inc.	542	32,547
Sykes Enterprises, Inc. *	822	28,885
Synopsys, Inc. *	513	72,354
Teradata Corp. *	2,215	58,830
The Western Union Co.	7,666	206,062
TiVo Corp.	1,998	15,604
Tyler Technologies, Inc. *	72	20,892
Unisys Corp. *	1,429	16,262
Verint Systems, Inc. *	367	17,840
VeriSign, Inc. *	288	54,933
Virtusa Corp. *	153	6,838
Visa, Inc., Class A	5,125	945,614
VMware, Inc., Class A	265	41,239
WEX, Inc. *	137	27,555
		18,233,177

Technology Hardware & Equipment 7.7%
ADTRAN, Inc.	1,558	14,318
Amphenol Corp., Class A	1,760	183,040
Anixter International, Inc. *	989	84,896
Apple, Inc.	52,564	14,047,729
Arista Networks, Inc. *	70	13,659
Arrow Electronics, Inc. *	3,053	243,141
Avnet, Inc.	6,522	265,119
AVX Corp.	699	14,225
Badger Meter, Inc.	139	8,618
Belden, Inc.	671	36,060
Benchmark Electronics, Inc.	1,763	60,771
CDW Corp.	1,016	137,211
Ciena Corp. *	755	28,660
Cisco Systems, Inc.	39,895	1,807,642
Cognex Corp.	509	25,542
Coherent, Inc. *	174	26,250
CommScope Holding Co., Inc. *	4,373	59,473
Comtech Telecommunications Corp.	462	17,459
Corning, Inc.	17,041	494,871
CTS Corp.	232	6,352
Dell Technologies, Inc., Class C *	859	41,653
Dolby Laboratories, Inc., Class A	398	27,414
EchoStar Corp., Class A *	788	33,151
ePlus, Inc. *	235	19,639
F5 Networks, Inc. *	676	98,500
Fabrinet *	309	18,691
Fitbit, Inc., Class A *	3,330	23,177
Flex Ltd. *	17,781	211,060
FLIR Systems, Inc.	1,089	58,327
Hewlett Packard Enterprise Co.	41,405	655,441
HP, Inc.	19,368	388,909
II-VI, Inc. *	732	21,367
Insight Enterprises, Inc. *	1,011	66,311
InterDigital, Inc.	438	24,878
IPG Photonics Corp. *	186	26,429
Itron, Inc. *	344	27,548
Jabil, Inc.	5,908	229,467
Juniper Networks, Inc.	7,882	197,523
KEMET Corp.	410	10,955
Keysight Technologies, Inc. *	701	75,028
Knowles Corp. *	1,322	28,952
Littelfuse, Inc.	132	23,946
Lumentum Holdings, Inc. *	304	22,393
Methode Electronics, Inc.	747	27,796
Motorola Solutions, Inc.	1,995	333,764
MTS Systems Corp.	192	8,721
National Instruments Corp.	712	29,989
Security	Number of Shares	Value ($)
NCR Corp. *	2,266	74,393
NetApp, Inc.	3,514	212,913
NETGEAR, Inc. *	470	11,802
NetScout Systems, Inc. *	1,358	34,222
OSI Systems, Inc. *	196	19,500
PC Connection, Inc.	339	16,719
Plantronics, Inc.	593	15,027
Plexus Corp. *	626	47,513
Rogers Corp. *	106	13,782
Sanmina Corp. *	2,685	85,410
ScanSource, Inc. *	1,189	42,114
Seagate Technology plc	8,448	504,177
Stratasys Ltd. *	314	5,790
SYNNEX Corp.	1,251	153,635
TE Connectivity Ltd.	3,514	325,783
Tech Data Corp. *	1,842	266,887
Trimble, Inc. *	1,512	61,281
TTM Technologies, Inc. *	2,235	29,971
ViaSat, Inc. *	341	25,064
Viavi Solutions, Inc. *	937	14,074
Vishay Intertechnology, Inc.	2,372	47,179
Western Digital Corp.	7,094	357,041
Xerox Holdings Corp. *	5,080	197,764
Zebra Technologies Corp., Class A *	145	36,386
		22,904,492

Telecommunication Services 3.5%
AT&T, Inc.	144,862	5,414,941
ATN International, Inc.	103	5,783
CenturyLink, Inc.	44,796	649,094
Cogent Communications Holdings, Inc.	265	16,610
Consolidated Communications Holdings, Inc.	3,747	13,602
Frontier Communications Corp. *(b)	93,563	63,146
GCI Liberty, Inc., Class A *	280	19,877
Intelsat S.A. *	907	5,515
Iridium Communications, Inc. *	541	12,605
Shenandoah Telecommunications Co.	258	9,688
Sprint Corp. *	13,551	80,222
T-Mobile US, Inc. *	2,791	219,233
Telephone & Data Systems, Inc.	2,915	69,115
United States Cellular Corp. *	269	9,122
Verizon Communications, Inc.	61,967	3,732,892
Vonage Holdings Corp. *	1,459	11,541
Zayo Group Holdings, Inc. *	1,142	39,102
		10,372,088

Transportation 2.1%
Air Transport Services Group, Inc. *	714	17,572
Alaska Air Group, Inc.	875	60,384
Allegiant Travel Co.	108	18,331
AMERCO	84	30,426
American Airlines Group, Inc.	7,571	217,591
ArcBest Corp.	1,029	29,615
Avis Budget Group, Inc. *	4,748	141,253
C.H. Robinson Worldwide, Inc.	2,185	167,917
Copa Holdings S.A., Class A	266	27,733
Costamare, Inc.	2,069	17,028
CSX Corp.	6,763	483,825
Daseke, Inc. *	6,402	18,886
Delta Air Lines, Inc.	2,772	158,863
Echo Global Logistics, Inc. *	647	12,959
Expeditors International of Washington, Inc.	2,340	174,938
FedEx Corp.	4,900	784,245
Forward Air Corp.	349	24,440
Genesee & Wyoming, Inc., Class A *	479	53,385
Hawaiian Holdings, Inc.	528	15,993
Heartland Express, Inc.	664	14,216

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hertz Global Holdings, Inc. *	9,500	147,250
Hub Group, Inc., Class A *	1,030	52,602
J.B. Hunt Transport Services, Inc.	998	115,389
JetBlue Airways Corp. *	3,034	58,465
Kansas City Southern	959	146,171
Kirby Corp. *	745	62,856
Knight-Swift Transportation Holdings, Inc.	1,579	58,407
Landstar System, Inc.	511	56,931
Macquarie Infrastructure Corp.	1,420	59,569
Marten Transport Ltd.	694	14,664
Norfolk Southern Corp.	2,551	493,618
Old Dominion Freight Line, Inc.	442	84,683
Ryder System, Inc.	2,299	120,675
Saia, Inc. *	336	31,886
Schneider National, Inc., Class B	884	20,111
Seaspan Corp.	1,926	22,631
Southwest Airlines Co.	2,305	132,860
Spirit Airlines, Inc. *	362	14,143
Union Pacific Corp.	7,351	1,293,702
United Airlines Holdings, Inc. *	1,292	119,898
United Parcel Service, Inc., Class B	5,593	669,650
Werner Enterprises, Inc.	970	35,657
XPO Logistics, Inc. *	1,072	88,644
YRC Worldwide, Inc. *	3,103	10,829
		6,380,891

Utilities 3.4%
AES Corp.	16,972	320,941
ALLETE, Inc.	464	37,171
Alliant Energy Corp.	2,011	106,583
Ameren Corp.	2,607	193,778
American Electric Power Co., Inc.	5,432	496,213
American States Water Co.	221	18,849
American Water Works Co., Inc.	1,162	140,637
Aqua America, Inc.	995	44,049
Atlantica Yield plc	624	16,174
Atmos Energy Corp.	822	87,921
Avangrid, Inc.	428	20,775
Avista Corp.	906	42,836
Black Hills Corp.	453	34,686
California Water Service Group	310	15,934
CenterPoint Energy, Inc.	6,228	152,960
Chesapeake Utilities Corp.	122	11,119
Clearway Energy, Inc., Class A	223	4,233
Clearway Energy, Inc., Class C	413	8,190
CMS Energy Corp.	2,864	175,563
Consolidated Edison, Inc.	4,099	356,162
Dominion Energy, Inc.	6,544	543,872
DTE Energy Co.	1,975	246,756
Duke Energy Corp.	9,583	844,933
Edison International	5,009	346,122
El Paso Electric Co.	446	30,248
Entergy Corp.	2,600	302,614
Eversource Energy	3,187	263,374
Exelon Corp.	14,600	648,240
FirstEnergy Corp.	4,149	197,866
Hawaiian Electric Industries, Inc.	1,229	53,670
IDACORP, Inc.	396	41,600
MGE Energy, Inc.	273	21,163
National Fuel Gas Co.	802	36,106
New Jersey Resources Corp.	817	34,755
NextEra Energy, Inc.	3,151	736,767
NiSource, Inc.	3,222	85,222
Northwest Natural Holding Co.	273	18,774
NorthWestern Corp.	520	37,216
NRG Energy, Inc.	2,184	86,770
OGE Energy Corp.	1,974	83,026
ONE Gas, Inc.	437	38,836
Security	Number of Shares	Value ($)
Ormat Technologies, Inc.	260	19,981
Otter Tail Corp.	390	19,172
Pattern Energy Group, Inc., Class A	758	20,860
PG&E Corp. *	25,903	193,236
Pinnacle West Capital Corp.	1,322	115,530
PNM Resources, Inc.	870	42,152
Portland General Electric Co.	1,030	57,175
PPL Corp.	11,070	376,712
Public Service Enterprise Group, Inc.	6,012	356,572
Sempra Energy	2,319	341,519
South Jersey Industries, Inc.	798	24,930
Southwest Gas Holdings, Inc.	554	41,971
Spire, Inc.	402	31,123
The Southern Co.	12,231	758,200
UGI Corp.	2,228	97,029
Unitil Corp.	125	7,630
Vistra Energy Corp.	5,472	145,172
WEC Energy Group, Inc.	2,424	214,888
Xcel Energy, Inc.	5,315	326,819
		10,173,375
Total Common Stock
(Cost $242,471,077)		296,298,883

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	203
Total Rights
(Cost $203)		203

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (d)	172,303	172,303

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (d)	901,167	901,167
Total Other Investment Companies
(Cost $1,073,470)		1,073,470

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	6	943,110	9,978
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $839,437.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$136,098	$56,068	($14,644)	($184)	$16,455	$193,793	3,915	$1,831

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$296,298,883	$—	$—	$296,298,883
Rights[1]
Materials	—	—	203	203
Other Investment Companies[1]	1,073,470	—	—	1,073,470
Futures Contracts[2]	9,978	—	—	9,978
Total	$297,382,331	$—	$203	$297,382,534
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.8%
Adient plc *	194,169	4,244,534
Aptiv plc	72,502	6,806,488
Autoliv, Inc.	38,674	3,160,439
BorgWarner, Inc.	91,850	3,862,293
Cooper Tire & Rubber Co.	46,432	1,338,170
Dana, Inc.	96,934	1,643,031
Ford Motor Co.	3,265,401	29,584,533
General Motors Co.	983,025	35,388,900
Gentex Corp.	64,556	1,833,390
Harley-Davidson, Inc.	74,409	2,707,000
Lear Corp.	36,198	4,354,981
The Goodyear Tire & Rubber Co.	326,101	5,214,355
Thor Industries, Inc.	29,498	1,881,088
Visteon Corp. *	44,500	4,162,085
		106,181,287

Banks 6.0%
Bank of America Corp.	1,404,457	46,796,507
BB&T Corp.	156,853	8,582,996
CIT Group, Inc.	62,542	2,846,912
Citigroup, Inc.	752,515	56,528,927
Citizens Financial Group, Inc.	112,327	4,320,096
Comerica, Inc.	29,110	2,049,635
Fifth Third Bancorp	247,012	7,457,292
First Republic Bank	12,803	1,407,050
Huntington Bancshares, Inc.	172,809	2,573,126
JPMorgan Chase & Co.	674,660	88,893,202
KeyCorp	177,424	3,440,251
M&T Bank Corp.	25,366	4,178,795
New York Community Bancorp, Inc.	155,615	1,854,931
People's United Financial, Inc.	71,603	1,181,449
Regions Financial Corp.	249,126	4,145,457
SunTrust Banks, Inc.	99,675	7,060,977
The PNC Financial Services Group, Inc.	105,677	16,190,773
U.S. Bancorp	362,519	21,762,016
Wells Fargo & Co.	1,371,885	74,712,857
		355,983,249

Capital Goods 8.7%
3M Co.	138,237	23,468,495
A.O. Smith Corp.	26,320	1,273,888
Acuity Brands, Inc.	10,095	1,320,224
AECOM *	77,326	3,350,536
AerCap Holdings N.V. *	50,910	3,146,747
AGCO Corp.	39,355	3,074,806
Allison Transmission Holdings, Inc.	35,197	1,703,535
AMETEK, Inc.	31,813	3,149,805
Arconic, Inc.	109,168	3,379,841
Carlisle Cos., Inc.	14,143	2,206,025
Caterpillar, Inc.	146,345	21,180,512
Cummins, Inc.	57,767	10,563,274
Security	Number of Shares	Value ($)
Deere & Co.	90,011	15,126,349
Donaldson Co., Inc.	27,532	1,543,995
Dover Corp.	36,572	4,077,047
Eaton Corp. plc	149,222	13,803,035
EMCOR Group, Inc.	22,545	2,004,927
Emerson Electric Co.	203,275	15,013,891
EnerSys	16,586	1,163,840
Fastenal Co.	103,723	3,684,241
Flowserve Corp.	46,407	2,260,021
Fluor Corp.	203,737	3,553,173
Fortive Corp.	32,638	2,355,484
Fortune Brands Home & Security, Inc.	45,282	2,864,539
GATX Corp.	15,977	1,291,421
General Dynamics Corp.	77,488	14,082,669
General Electric Co.	7,293,153	82,193,834
HD Supply Holdings, Inc. *	35,983	1,432,843
Hexcel Corp.	16,832	1,340,332
Honeywell International, Inc.	128,079	22,868,505
Hubbell, Inc.	16,276	2,392,897
Huntington Ingalls Industries, Inc.	11,257	2,833,049
IDEX Corp.	10,509	1,710,235
Illinois Tool Works, Inc.	88,443	15,418,268
Ingersoll-Rand plc	50,357	6,602,306
Jacobs Engineering Group, Inc.	50,695	4,668,503
Johnson Controls International plc	187,646	8,036,878
L3Harris Technologies, Inc.	45,666	9,182,976
Lincoln Electric Holdings, Inc.	19,066	1,759,029
Lockheed Martin Corp.	42,297	16,539,396
Masco Corp.	54,939	2,557,410
MSC Industrial Direct Co., Inc., Class A	16,404	1,204,218
Nordson Corp.	8,844	1,466,600
Northrop Grumman Corp.	38,328	13,482,641
Oshkosh Corp.	33,233	3,006,257
Owens Corning	47,426	3,180,388
PACCAR, Inc.	114,114	9,285,456
Parker-Hannifin Corp.	34,913	6,940,355
Pentair plc	47,951	2,126,627
Quanta Services, Inc.	78,039	3,249,544
Raytheon Co.	67,456	14,666,283
Regal Beloit Corp.	16,620	1,358,353
Resideo Technologies, Inc. *	67,851	663,583
Rockwell Automation, Inc.	24,208	4,740,895
Roper Technologies, Inc.	7,269	2,619,529
Sensata Technologies Holding plc *	21,422	1,103,019
Snap-on, Inc.	14,693	2,357,639
Spirit AeroSystems Holdings, Inc., Class A	28,331	2,464,514
Stanley Black & Decker, Inc.	36,786	5,802,624
Terex Corp.	55,906	1,569,281
Textron, Inc.	87,369	4,039,943
The Boeing Co.	73,587	26,946,088
The Timken Co.	30,873	1,623,611
The Toro Co.	16,984	1,327,809
TransDigm Group, Inc.	6,718	3,809,778
Trinity Industries, Inc.	87,158	1,833,804
United Rentals, Inc. *	36,847	5,639,433
United Technologies Corp.	234,453	34,778,758
Valmont Industries, Inc.	9,941	1,422,955

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	14,848	4,706,074
WABCO Holdings, Inc. *	11,209	1,510,413
Watsco, Inc.	9,149	1,628,248
WESCO International, Inc. *	40,496	2,130,899
Westinghouse Air Brake Technologies Corp.	30,573	2,402,121
Xylem, Inc.	23,292	1,805,363
		517,071,884

Commercial & Professional Services 0.6%
ABM Industries, Inc.	33,513	1,273,159
Cintas Corp.	11,627	2,988,837
Equifax, Inc.	17,260	2,410,187
IAA, Inc. *	24,569	1,113,713
IHS Markit Ltd. *	29,939	2,175,068
KAR Auction Services, Inc.	25,378	535,983
ManpowerGroup, Inc.	53,577	4,963,373
Nielsen Holdings plc	169,400	3,311,770
Pitney Bowes, Inc.	267,403	1,259,468
Republic Services, Inc.	43,189	3,828,705
Robert Half International, Inc.	42,643	2,481,823
Verisk Analytics, Inc.	10,444	1,540,281
Waste Management, Inc.	76,607	8,649,696
		36,532,063

Consumer Durables & Apparel 1.5%
Brunswick Corp.	30,516	1,793,425
Capri Holdings Ltd. *	93,511	3,472,999
Carter's, Inc.	18,064	1,866,192
D.R. Horton, Inc.	86,110	4,766,189
Fossil Group, Inc. *	107,405	804,463
Garmin Ltd.	22,926	2,239,641
Hanesbrands, Inc.	122,256	1,842,398
Hasbro, Inc.	24,153	2,456,360
Kontoor Brands, Inc. *	9,503	340,683
Leggett & Platt, Inc.	46,477	2,431,677
Lennar Corp., Class A	55,108	3,287,192
Lululemon Athletica, Inc. *	7,084	1,598,788
Mattel, Inc. *	250,834	2,934,758
Mohawk Industries, Inc. *	22,447	3,128,438
Newell Brands, Inc.	177,963	3,420,449
NIKE, Inc., Class B	201,558	18,843,657
NVR, Inc. *	799	3,029,720
Polaris, Inc.	24,152	2,359,650
PulteGroup, Inc.	106,128	4,207,975
PVH Corp.	30,834	2,989,665
Ralph Lauren Corp.	26,318	2,824,974
Tapestry, Inc.	123,523	3,321,534
Toll Brothers, Inc.	38,600	1,550,562
Under Armour, Inc., Class A *	26,961	509,293
Under Armour, Inc., Class C *	27,576	477,065
VF Corp.	70,867	6,274,564
Whirlpool Corp.	40,790	5,837,049
		88,609,360

Consumer Services 1.7%
Aramark	79,053	3,449,873
Carnival Corp.	133,886	6,035,581
Chipotle Mexican Grill, Inc. *	3,755	3,056,270
Darden Restaurants, Inc.	23,544	2,788,551
Domino's Pizza, Inc.	5,879	1,730,190
H&R Block, Inc.	59,516	1,451,000
Hilton Worldwide Holdings, Inc.	26,061	2,736,405
Las Vegas Sands Corp.	97,768	6,134,942
Marriott International, Inc., Class A	28,772	4,038,438
McDonald's Corp.	150,229	29,216,536
Security	Number of Shares	Value ($)
MGM Resorts International	118,114	3,773,742
Norwegian Cruise Line Holdings Ltd. *	36,360	1,950,350
Royal Caribbean Cruises Ltd.	34,035	4,084,881
Service Corp. International	25,787	1,135,144
Six Flags Entertainment Corp.	20,628	896,905
Starbucks Corp.	156,071	13,333,146
The Wendy's Co.	63,148	1,353,893
Wyndham Destinations, Inc.	34,187	1,658,070
Wynn Resorts Ltd.	22,372	2,703,656
Yum China Holdings, Inc.	67,516	3,005,812
Yum! Brands, Inc.	75,745	7,625,249
		102,158,634

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	15,794	1,348,334
AGNC Investment Corp.	86,148	1,492,083
Ally Financial, Inc.	293,152	9,333,960
American Express Co.	173,823	20,879,619
Ameriprise Financial, Inc.	56,469	9,253,575
Annaly Capital Management, Inc.	296,303	2,764,507
Berkshire Hathaway, Inc., Class B *	347,830	76,626,949
BlackRock, Inc.	20,042	9,918,986
Capital One Financial Corp.	230,269	23,029,203
CME Group, Inc.	24,855	5,038,854
Discover Financial Services	151,146	12,827,761
FactSet Research Systems, Inc.	4,408	1,144,537
Franklin Resources, Inc.	170,796	4,695,182
Intercontinental Exchange, Inc.	34,697	3,267,417
Invesco Ltd.	207,932	3,651,286
Janus Henderson Group plc	50,523	1,283,284
Jefferies Financial Group, Inc.	97,710	2,042,139
Lazard Ltd., Class A	35,299	1,363,953
Legg Mason, Inc.	62,685	2,449,730
LPL Financial Holdings, Inc.	20,066	1,853,095
Moody's Corp.	18,341	4,157,354
Morgan Stanley	261,543	12,941,148
MSCI, Inc.	7,031	1,822,365
Nasdaq, Inc.	13,834	1,449,803
Navient Corp.	298,419	4,282,313
New Residential Investment Corp.	77,880	1,207,140
Northern Trust Corp.	30,705	3,292,804
Raymond James Financial, Inc.	17,824	1,600,952
S&P Global, Inc.	22,885	6,056,515
Santander Consumer USA Holdings, Inc.	58,960	1,388,508
SEI Investments Co.	23,060	1,488,062
Starwood Property Trust, Inc.	50,281	1,231,885
State Street Corp.	118,953	8,933,370
Synchrony Financial	297,126	11,115,484
T. Rowe Price Group, Inc.	57,068	7,051,322
TD Ameritrade Holding Corp.	30,954	1,604,346
The Bank of New York Mellon Corp.	222,637	10,902,534
The Charles Schwab Corp. (a)	85,970	4,255,515
The Goldman Sachs Group, Inc.	133,467	29,542,920
Voya Financial, Inc.	67,244	3,918,980
Waddell & Reed Financial, Inc., Class A	67,715	1,093,597
		313,601,371

Energy 8.5%
Antero Resources Corp. *	214,004	425,868
Apache Corp.	182,338	4,062,491
Baker Hughes Co.	294,869	6,610,963
Cabot Oil & Gas Corp.	51,055	813,817
Chevron Corp.	799,489	93,644,147
Concho Resources, Inc.	20,611	1,495,534
ConocoPhillips	428,042	25,656,837
Devon Energy Corp.	104,928	2,296,874
EOG Resources, Inc.	89,697	6,359,517

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exxon Mobil Corp.	2,113,496	143,992,483
Halliburton Co.	372,610	7,821,084
Helmerich & Payne, Inc.	51,229	2,025,082
Hess Corp.	112,669	6,995,618
HollyFrontier Corp.	119,864	6,178,989
Kinder Morgan, Inc.	613,795	12,036,520
Marathon Oil Corp.	407,382	4,746,000
Marathon Petroleum Corp.	381,988	23,163,752
Murphy Oil Corp.	131,887	3,034,720
Nabors Industries Ltd.	767,992	1,582,064
National Oilwell Varco, Inc.	334,221	7,536,684
Noble Corp. plc *	976,053	1,034,616
Noble Energy, Inc.	145,557	3,021,763
Occidental Petroleum Corp.	337,796	13,028,792
Oceaneering International, Inc. *	118,049	1,583,037
ONEOK, Inc.	51,219	3,639,110
Patterson-UTI Energy, Inc.	130,266	1,164,578
PBF Energy, Inc., Class A	104,270	3,263,651
Phillips 66	315,893	36,239,245
Pioneer Natural Resources Co.	20,826	2,662,396
QEP Resources, Inc.	194,738	636,793
Range Resources Corp.	159,858	557,904
Schlumberger Ltd.	596,397	21,589,571
SM Energy Co.	83,559	694,375
Targa Resources Corp.	66,014	2,411,491
The Williams Cos., Inc.	240,512	5,464,433
Transocean Ltd. *	546,593	2,722,033
Valaris plc *(b)	283,722	1,208,656
Valero Energy Corp.	410,693	39,217,075
World Fuel Services Corp.	201,630	8,549,112
		509,167,675

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	14,392	2,500,898
Costco Wholesale Corp.	114,374	34,290,469
Performance Food Group Co. *	45,936	2,161,748
Rite Aid Corp. *(b)	221,400	2,005,884
SpartanNash Co.	89,481	1,267,051
Sysco Corp.	123,946	9,983,851
The Kroger Co.	683,433	18,685,058
US Foods Holding Corp. *	101,826	4,049,620
Walgreens Boots Alliance, Inc.	416,945	24,849,922
Walmart, Inc.	708,014	84,317,387
		184,111,888

Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	483,054	24,007,784
Archer-Daniels-Midland Co.	519,203	22,289,385
Brown-Forman Corp., Class B	37,703	2,557,017
Bunge Ltd.	185,734	9,914,481
Campbell Soup Co.	50,795	2,365,523
Coca-Cola European Partners plc	35,199	1,776,142
Conagra Brands, Inc.	151,824	4,383,159
Constellation Brands, Inc., Class A	19,643	3,654,777
Flowers Foods, Inc.	58,730	1,264,457
General Mills, Inc.	203,128	10,830,785
Hormel Foods Corp.	57,754	2,571,786
Ingredion, Inc.	31,311	2,604,136
Kellogg Co.	65,800	4,284,896
McCormick & Co., Inc. Non-Voting Shares	12,538	2,122,056
Molson Coors Brewing Co., Class B	51,297	2,589,473
Mondelez International, Inc., Class A	384,265	20,189,283
Monster Beverage Corp. *	34,118	2,040,939
PepsiCo, Inc.	269,406	36,593,417
Philip Morris International, Inc.	402,974	33,418,634
Sanderson Farms, Inc.	11,175	1,850,356
The Coca-Cola Co.	653,508	34,897,327
Security	Number of Shares	Value ($)
The Hershey Co.	21,993	3,258,483
The J.M. Smucker Co.	37,801	3,972,507
The Kraft Heinz Co.	225,013	6,862,896
Tyson Foods, Inc., Class A	124,996	11,235,890
		251,535,589

Health Care Equipment & Services 5.8%
Abbott Laboratories	180,507	15,424,323
AmerisourceBergen Corp.	52,050	4,575,715
Anthem, Inc.	86,058	24,841,502
Baxter International, Inc.	58,564	4,800,491
Becton Dickinson & Co.	20,920	5,407,820
Boston Scientific Corp. *	60,478	2,615,674
Cardinal Health, Inc.	259,387	14,274,067
Centene Corp. *	78,411	4,741,513
Cerner Corp.	47,882	3,427,872
Cigna Corp. *	62,935	12,581,965
Covetrus, Inc. *	23,769	340,134
CVS Health Corp.	863,479	64,994,064
Danaher Corp.	54,438	7,946,859
DaVita, Inc. *	67,387	4,836,365
DENTSPLY SIRONA, Inc.	42,042	2,377,055
Edwards Lifesciences Corp. *	10,201	2,498,633
Encompass Health Corp.	18,252	1,290,599
HCA Healthcare, Inc.	78,346	10,863,456
Henry Schein, Inc. *	46,065	3,173,879
Hologic, Inc. *	26,806	1,375,684
Humana, Inc.	48,781	16,645,541
Intuitive Surgical, Inc. *	5,883	3,488,031
Laboratory Corp. of America Holdings *	19,680	3,390,667
Magellan Health, Inc. *	20,487	1,592,455
McKesson Corp.	141,206	20,424,036
MEDNAX, Inc. *	53,566	1,399,144
Medtronic plc	228,880	25,494,943
Molina Healthcare, Inc. *	10,512	1,424,376
Patterson Cos., Inc.	69,891	1,360,079
Quest Diagnostics, Inc.	49,007	5,221,696
ResMed, Inc.	13,038	1,950,485
STERIS plc	9,074	1,371,444
Stryker Corp.	30,719	6,293,094
Tenet Healthcare Corp. *	78,746	2,535,621
The Cooper Cos., Inc.	4,059	1,270,832
UnitedHealth Group, Inc.	177,749	49,746,613
Universal Health Services, Inc., Class B	27,116	3,782,411
Varian Medical Systems, Inc. *	14,955	1,999,932
WellCare Health Plans, Inc. *	8,667	2,791,381
Zimmer Biomet Holdings, Inc.	28,928	4,202,660
		348,773,111

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	35,597	2,500,333
Colgate-Palmolive Co.	144,499	9,799,922
Coty, Inc., Class A	96,535	1,114,014
Herbalife Nutrition Ltd. *	26,758	1,220,432
Kimberly-Clark Corp.	61,713	8,413,951
Nu Skin Enterprises, Inc., Class A	26,030	995,387
The Clorox Co.	17,183	2,547,036
The Estee Lauder Cos., Inc., Class A	23,064	4,508,320
The Procter & Gamble Co.	524,250	63,989,955
		95,089,350

Insurance 3.8%
Aflac, Inc.	222,870	12,222,191
Alleghany Corp. *	3,132	2,443,085
American Financial Group, Inc.	16,897	1,853,770
American International Group, Inc.	769,855	40,540,564

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aon plc	45,514	9,267,106
Arch Capital Group Ltd. *	48,682	2,043,184
Arthur J. Gallagher & Co.	24,337	2,269,912
Assurant, Inc.	23,147	3,075,542
Assured Guaranty Ltd.	59,273	2,942,904
Athene Holding Ltd., Class A *	27,225	1,225,669
Axis Capital Holdings Ltd.	33,233	1,966,729
Chubb Ltd.	76,721	11,621,697
Cincinnati Financial Corp.	26,071	2,790,901
CNO Financial Group, Inc.	109,878	1,990,989
Everest Re Group Ltd.	14,911	4,044,758
Fidelity National Financial, Inc.	64,952	3,093,664
First American Financial Corp.	30,865	1,963,631
Genworth Financial, Inc., Class A *	445,014	1,762,255
Globe Life, Inc.	22,935	2,356,801
Lincoln National Corp.	74,775	4,415,464
Loews Corp.	107,671	5,480,454
Markel Corp. *	1,529	1,736,256
Marsh & McLennan Cos., Inc.	84,425	9,123,810
MetLife, Inc.	260,838	13,018,425
Old Republic International Corp.	81,431	1,837,083
Principal Financial Group, Inc.	77,769	4,285,072
Prudential Financial, Inc.	132,915	12,443,502
Reinsurance Group of America, Inc.	16,838	2,786,015
RenaissanceRe Holdings Ltd.	10,853	2,043,945
The Allstate Corp.	127,325	14,177,639
The Hanover Insurance Group, Inc.	9,575	1,301,530
The Hartford Financial Services Group, Inc.	118,978	7,359,979
The Progressive Corp.	88,273	6,448,343
The Travelers Cos., Inc.	152,319	20,825,054
Unum Group	85,179	2,618,402
W.R. Berkley Corp.	33,411	2,271,948
White Mountains Insurance Group Ltd.	1,639	1,814,242
Willis Towers Watson plc	13,312	2,615,009
		226,077,524

Materials 3.3%
Air Products & Chemicals, Inc.	29,641	7,005,058
Albemarle Corp.	26,363	1,723,613
Alcoa Corp. *	151,442	3,081,845
AptarGroup, Inc.	10,565	1,184,548
Ashland Global Holdings, Inc.	18,718	1,342,081
Avery Dennison Corp.	20,153	2,627,347
Ball Corp.	37,785	2,496,077
Berry Global Group, Inc. *	24,930	1,163,982
Celanese Corp., Series A	29,547	3,710,217
CF Industries Holdings, Inc.	77,753	3,592,966
Commercial Metals Co.	99,288	2,120,792
Corteva, Inc. *	193,093	5,024,280
Crown Holdings, Inc. *	25,440	1,930,896
Domtar Corp.	50,295	1,877,009
Dow, Inc. *	206,267	11,008,470
DuPont de Nemours, Inc.	194,837	12,627,386
Eastman Chemical Co.	63,363	4,965,758
Ecolab, Inc.	35,311	6,591,504
FMC Corp.	15,741	1,541,988
Freeport-McMoRan, Inc.	512,582	5,833,183
Graphic Packaging Holding Co.	125,470	2,041,397
Huntsman Corp.	104,725	2,368,879
International Flavors & Fragrances, Inc.	14,140	1,996,992
International Paper Co.	165,524	7,670,382
Linde plc	81,840	16,876,226
LyondellBasell Industries N.V., Class A	233,314	21,590,878
Martin Marietta Materials, Inc.	10,279	2,758,884
Newmont Goldcorp Corp.	134,621	5,169,446
Nucor Corp.	141,660	7,983,958
Olin Corp.	62,639	1,097,435
Owens-Illinois, Inc.	97,306	961,383
Security	Number of Shares	Value ($)
Packaging Corp. of America	25,783	2,885,118
PPG Industries, Inc.	68,087	8,772,329
Reliance Steel & Aluminum Co.	41,576	4,905,136
RPM International, Inc.	27,450	2,023,888
Sealed Air Corp.	56,006	2,113,106
Sonoco Products Co.	30,676	1,856,818
Steel Dynamics, Inc.	87,663	2,956,873
The Mosaic Co.	241,372	4,598,137
The Sherwin-Williams Co.	9,861	5,750,245
United States Steel Corp.	124,001	1,626,893
Vulcan Materials Co.	15,185	2,154,296
Westrock Co.	128,751	5,192,528
		196,800,227

Media & Entertainment 4.4%
Activision Blizzard, Inc.	136,217	7,468,778
Alphabet, Inc., Class A *	22,799	29,731,948
Alphabet, Inc., Class C *	23,199	30,273,767
Altice USA, Inc., Class A *	65,398	1,672,881
CBS Corp., Class B Non-Voting Shares	185,072	7,473,207
Charter Communications, Inc., Class A *	22,584	10,614,706
Cinemark Holdings, Inc.	31,614	1,070,766
Comcast Corp., Class A	1,094,398	48,317,672
Discovery, Inc., Class A *	44,643	1,470,540
Discovery, Inc., Class C *	100,497	3,067,168
DISH Network Corp., Class A *	67,095	2,292,636
Electronic Arts, Inc. *	32,434	3,276,158
Facebook, Inc., Class A *	94,395	19,033,808
Fox Corp., Class A	82,287	2,942,583
Fox Corp., Class B	38,721	1,354,461
IAC/InterActiveCorp *	5,868	1,306,804
Liberty Global plc, Class A *	95,497	2,153,457
Liberty Global plc, Class C *	246,007	5,289,150
Liberty Media Corp. - Liberty SiriusXM, Class A *	41,505	2,021,294
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,880	3,971,999
Netflix, Inc. *	3,368	1,059,775
News Corp., Class A	162,375	2,091,390
News Corp., Class B	50,851	669,708
Omnicom Group, Inc.	56,056	4,455,331
The Interpublic Group of Cos., Inc.	96,053	2,151,587
The Walt Disney Co.	396,383	60,083,735
Viacom, Inc., Class B	335,213	8,068,577
		263,383,886

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	285,561	25,052,267
Agilent Technologies, Inc.	36,899	2,980,332
Alexion Pharmaceuticals, Inc. *	15,877	1,809,025
Allergan plc	51,727	9,566,391
Amgen, Inc.	125,408	29,435,766
Biogen, Inc. *	30,538	9,155,598
Bristol-Myers Squibb Co.	381,608	21,728,759
Eli Lilly & Co.	103,577	12,154,761
Gilead Sciences, Inc.	474,813	31,926,426
Illumina, Inc. *	4,259	1,366,117
IQVIA Holdings, Inc. *	19,445	2,838,581
Johnson & Johnson	476,018	65,447,715
Mallinckrodt plc *(b)	214,141	807,312
Merck & Co., Inc.	519,537	45,293,236
Mettler-Toledo International, Inc. *	2,598	1,869,027
Mylan N.V. *	169,984	3,192,299
Perrigo Co., plc	28,653	1,467,893
Pfizer, Inc.	1,498,507	57,722,490
Regeneron Pharmaceuticals, Inc. *	5,610	2,070,090
Thermo Fisher Scientific, Inc.	32,795	10,295,990

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Therapeutics Corp. *	19,053	1,757,830
Waters Corp. *	8,377	1,860,280
Zoetis, Inc.	25,359	3,056,267
		342,854,452

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	8,058	1,309,586
American Tower Corp.	24,407	5,223,830
AvalonBay Communities, Inc.	13,332	2,858,514
Boston Properties, Inc.	24,981	3,460,868
Brixmor Property Group, Inc.	80,286	1,761,475
Camden Property Trust	11,776	1,313,613
CBRE Group, Inc., Class A *	52,907	3,016,757
CoreCivic, Inc.	80,585	1,220,863
Crown Castle International Corp.	35,386	4,729,693
Digital Realty Trust, Inc.	20,523	2,482,257
Duke Realty Corp.	41,670	1,465,951
Equinix, Inc.	5,739	3,253,152
Equity Residential	46,846	3,986,595
Essex Property Trust, Inc.	5,267	1,644,252
Healthpeak Properties, Inc.	83,450	2,910,736
Host Hotels & Resorts, Inc.	234,940	4,109,101
Iron Mountain, Inc.	80,009	2,569,889
Jones Lang LaSalle, Inc.	13,885	2,309,492
Kimco Realty Corp.	79,726	1,723,676
Lamar Advertising Co., Class A	14,529	1,212,154
Mid-America Apartment Communities, Inc.	12,332	1,678,508
Outfront Media, Inc.	50,730	1,267,235
Park Hotels & Resorts, Inc.	61,712	1,459,489
Prologis, Inc.	44,361	4,061,249
Public Storage	12,634	2,661,731
Realogy Holdings Corp.	185,980	1,947,211
Realty Income Corp.	20,582	1,577,199
Senior Housing Properties Trust	130,035	951,856
Service Properties Trust	67,731	1,577,455
Simon Property Group, Inc.	38,715	5,854,095
SL Green Realty Corp.	18,986	1,620,075
The Macerich Co.	38,504	1,036,913
UDR, Inc.	27,247	1,309,218
Ventas, Inc.	63,444	3,699,420
VEREIT, Inc.	195,614	1,909,193
Vornado Realty Trust	29,404	1,898,616
Welltower, Inc.	64,911	5,489,523
Weyerhaeuser Co.	188,891	5,574,173
WP Carey, Inc.	14,361	1,197,995
		99,333,608

Retailing 5.1%
Aaron's, Inc.	21,691	1,266,754
Abercrombie & Fitch Co., Class A	77,003	1,229,738
Advance Auto Parts, Inc.	16,049	2,520,977
Amazon.com, Inc. *	10,001	18,009,801
American Eagle Outfitters, Inc.	90,628	1,356,701
AutoNation, Inc. *	47,747	2,439,394
AutoZone, Inc. *	2,592	3,053,169
Bed Bath & Beyond, Inc. (b)	511,424	7,456,562
Best Buy Co., Inc.	135,844	10,954,460
Big Lots, Inc.	63,317	1,323,325
Booking Holdings, Inc. *	4,811	9,160,288
CarMax, Inc. *	55,012	5,350,467
Chico's FAS, Inc.	300,476	1,433,271
Core-Mark Holding Co., Inc.	63,268	1,705,073
Designer Brands, Inc., Class A	56,894	938,751
Dick's Sporting Goods, Inc.	61,691	2,826,065
Dillard's, Inc., Class A	20,580	1,477,644
Dollar General Corp.	75,559	11,889,964
Dollar Tree, Inc. *	50,135	4,585,347
Security	Number of Shares	Value ($)
eBay, Inc.	207,510	7,370,755
Expedia Group, Inc.	17,899	1,819,612
Foot Locker, Inc.	75,289	3,015,324
GameStop Corp., Class A (b)	440,096	2,790,209
Genuine Parts Co.	47,481	4,955,592
Group 1 Automotive, Inc.	21,529	2,219,425
Kohl's Corp.	149,897	7,046,658
L Brands, Inc.	167,995	3,215,424
Lithia Motors, Inc., Class A	11,838	1,900,946
LKQ Corp. *	89,017	3,140,520
Lowe's Cos., Inc.	233,673	27,412,180
Macy's, Inc. (b)	356,276	5,458,148
Murphy USA, Inc. *	31,063	3,650,834
Nordstrom, Inc.	88,406	3,374,457
O'Reilly Automotive, Inc. *	13,999	6,191,478
Office Depot, Inc.	982,553	2,191,093
Penske Automotive Group, Inc.	26,206	1,323,141
Qurate Retail, Inc., Series A *	319,783	3,025,147
Ross Stores, Inc.	57,229	6,647,148
Sally Beauty Holdings, Inc. *	80,767	1,488,536
Signet Jewelers Ltd.	121,678	2,235,225
Target Corp.	305,777	38,225,183
The Gap, Inc.	195,267	3,243,385
The Home Depot, Inc.	213,442	47,066,095
The TJX Cos., Inc.	286,453	17,510,872
Tiffany & Co.	30,277	4,051,063
Tractor Supply Co.	31,077	2,934,912
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,775	1,350,542
Urban Outfitters, Inc. *	48,862	1,253,799
Williams-Sonoma, Inc.	35,800	2,484,520
		307,569,974

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	33,109	3,739,662
Applied Materials, Inc.	192,049	11,119,637
Broadcom, Inc.	21,135	6,683,098
First Solar, Inc. *	24,069	1,329,572
Intel Corp.	1,253,614	72,772,293
KLA Corp.	27,890	4,570,055
Lam Research Corp.	21,670	5,782,206
Marvell Technology Group Ltd.	90,816	2,394,818
Maxim Integrated Products, Inc.	44,121	2,500,337
Microchip Technology, Inc.	25,074	2,370,496
Micron Technology, Inc. *	222,898	10,589,884
NVIDIA Corp.	32,964	7,144,617
NXP Semiconductor N.V.	45,778	5,291,021
ON Semiconductor Corp. *	72,947	1,566,172
Qorvo, Inc. *	30,489	3,177,259
QUALCOMM, Inc.	487,216	40,706,897
Skyworks Solutions, Inc.	41,034	4,033,642
Texas Instruments, Inc.	160,988	19,352,368
Xilinx, Inc.	28,439	2,638,570
		207,762,604

Software & Services 6.2%
Accenture plc, Class A	82,577	16,611,189
Adobe, Inc. *	14,965	4,632,117
Akamai Technologies, Inc. *	24,524	2,136,531
Alliance Data Systems Corp.	18,625	1,991,199
Amdocs Ltd.	43,767	3,033,053
ANSYS, Inc. *	6,618	1,685,538
Autodesk, Inc. *	8,226	1,488,083
Automatic Data Processing, Inc.	44,184	7,545,744
Booz Allen Hamilton Holding Corp.	26,432	1,923,192
Broadridge Financial Solutions, Inc.	14,554	1,800,475
CACI International, Inc., Class A *	6,299	1,507,477
Cadence Design Systems, Inc. *	20,371	1,431,063

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDK Global, Inc.	23,063	1,235,024
Check Point Software Technologies Ltd. *	16,783	1,978,380
Citrix Systems, Inc.	23,920	2,698,415
Cognizant Technology Solutions Corp., Class A	113,622	7,284,307
Conduent, Inc. *	173,118	1,172,009
DXC Technology Co.	90,696	3,385,682
Fidelity National Information Services, Inc.	49,726	6,869,647
Fiserv, Inc. *	79,768	9,272,232
FleetCor Technologies, Inc. *	4,993	1,532,452
Global Payments, Inc.	25,902	4,690,852
International Business Machines Corp.	442,434	59,485,251
Intuit, Inc.	20,444	5,292,747
Jack Henry & Associates, Inc.	9,403	1,428,692
Leidos Holdings, Inc.	36,774	3,340,550
Mastercard, Inc., Class A	52,155	15,241,256
Microsoft Corp.	795,732	120,457,910
NortonLifeLock, Inc.	218,246	5,434,325
Oracle Corp.	618,084	34,699,236
Paychex, Inc.	39,619	3,411,988
PayPal Holdings, Inc. *	47,312	5,110,169
Perspecta, Inc.	38,145	1,052,039
Sabre Corp.	49,527	1,110,891
salesforce.com, Inc. *	11,643	1,896,528
Synopsys, Inc. *	11,172	1,575,699
Teradata Corp. *	47,595	1,264,123
The Western Union Co.	167,282	4,496,540
VeriSign, Inc. *	6,295	1,200,708
Visa, Inc., Class A	111,462	20,565,854
		372,969,167

Technology Hardware & Equipment 8.0%
Amphenol Corp., Class A	38,501	4,004,104
Anixter International, Inc. *	21,299	1,828,306
Apple, Inc.	1,144,144	305,772,484
Arrow Electronics, Inc. *	66,486	5,294,945
Avnet, Inc.	142,206	5,780,674
CDW Corp.	22,051	2,977,987
Cisco Systems, Inc.	868,618	39,357,082
CommScope Holding Co., Inc. *	95,168	1,294,285
Corning, Inc.	371,256	10,781,274
Dell Technologies, Inc., Class C *	18,611	902,447
F5 Networks, Inc. *	14,649	2,134,506
Flex Ltd. *	387,791	4,603,079
FLIR Systems, Inc.	23,607	1,264,391
Hewlett Packard Enterprise Co.	901,723	14,274,275
HP, Inc.	420,992	8,453,519
Jabil, Inc.	129,338	5,023,488
Juniper Networks, Inc.	171,529	4,298,517
Keysight Technologies, Inc. *	15,530	1,662,176
Motorola Solutions, Inc.	43,472	7,272,866
NCR Corp. *	49,358	1,620,423
NetApp, Inc.	76,412	4,629,803
Sanmina Corp. *	58,728	1,868,138
Seagate Technology plc	183,540	10,953,667
SYNNEX Corp.	27,176	3,337,485
TE Connectivity Ltd.	76,450	7,087,679
Tech Data Corp. *	40,140	5,815,885
Trimble, Inc. *	32,808	1,329,708
Western Digital Corp.	154,132	7,757,464
Xerox Holdings Corp. *	110,740	4,311,108
		475,691,765

Telecommunication Services 3.7%
AT&T, Inc.	3,153,118	117,863,551
CenturyLink, Inc.	975,899	14,140,776
Frontier Communications Corp. *(b)	2,038,263	1,375,624
Security	Number of Shares	Value ($)
Sprint Corp. *	295,327	1,748,336
T-Mobile US, Inc. *	60,609	4,760,837
Telephone & Data Systems, Inc.	64,489	1,529,034
Verizon Communications, Inc.	1,348,854	81,254,965
		222,673,123

Transportation 2.1%
American Airlines Group, Inc.	165,083	4,744,485
Avis Budget Group, Inc. *	103,454	3,077,757
C.H. Robinson Worldwide, Inc.	47,966	3,686,187
CSX Corp.	147,086	10,522,532
Delta Air Lines, Inc.	60,387	3,460,779
Expeditors International of Washington, Inc.	50,853	3,801,770
FedEx Corp.	106,749	17,085,177
Hertz Global Holdings, Inc. *	206,947	3,207,679
J.B. Hunt Transport Services, Inc.	21,666	2,505,023
Kansas City Southern	20,957	3,194,266
Kirby Corp. *	16,504	1,392,442
Knight-Swift Transportation Holdings, Inc.	34,423	1,273,307
Landstar System, Inc.	11,414	1,271,634
Macquarie Infrastructure Corp.	30,865	1,294,787
Norfolk Southern Corp.	55,417	10,723,189
Old Dominion Freight Line, Inc.	9,547	1,829,110
Ryder System, Inc.	50,066	2,627,964
Southwest Airlines Co.	50,077	2,886,438
Union Pacific Corp.	160,044	28,166,144
United Airlines Holdings, Inc. *	28,032	2,601,370
United Parcel Service, Inc., Class B	121,889	14,593,770
XPO Logistics, Inc. *	23,332	1,929,323
		125,875,133

Utilities 3.4%
AES Corp.	370,063	6,997,891
Alliant Energy Corp.	43,775	2,320,075
Ameren Corp.	56,693	4,213,991
American Electric Power Co., Inc.	118,160	10,793,916
American Water Works Co., Inc.	24,952	3,019,940
Atmos Energy Corp.	17,934	1,918,221
CenterPoint Energy, Inc.	135,787	3,334,929
CMS Energy Corp.	62,426	3,826,714
Consolidated Edison, Inc.	89,152	7,746,417
Dominion Energy, Inc.	142,269	11,823,977
DTE Energy Co.	42,940	5,364,924
Duke Energy Corp.	208,230	18,359,639
Edison International	108,876	7,523,332
Entergy Corp.	56,628	6,590,933
Eversource Energy	69,302	5,727,117
Exelon Corp.	318,085	14,122,974
FirstEnergy Corp.	90,209	4,302,067
NextEra Energy, Inc.	68,625	16,045,897
NiSource, Inc.	70,287	1,859,091
NRG Energy, Inc.	47,446	1,885,030
OGE Energy Corp.	42,701	1,796,004
PG&E Corp. *	566,851	4,228,708
Pinnacle West Capital Corp.	28,794	2,516,308
Portland General Electric Co.	22,493	1,248,586
PPL Corp.	241,229	8,209,023
Public Service Enterprise Group, Inc.	130,947	7,766,466
Sempra Energy	50,314	7,409,743
The Southern Co.	265,720	16,471,983
UGI Corp.	49,409	2,151,762
Vistra Energy Corp.	119,056	3,158,556

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	52,907	4,690,205
Xcel Energy, Inc.	115,406	7,096,315
		204,520,734
Total Common Stock
(Cost $5,086,701,122)		5,954,327,658

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	2,965,139	2,965,139

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	18,982,672	18,982,672
Total Other Investment Companies
(Cost $21,947,811)		21,947,811

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	108	16,975,980	187,082
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,739,169.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$2,462,133	$1,526,353	($139,274)	($10,828)	$417,131	$4,255,515	85,970	$36,954

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,954,327,658	$—	$—	$5,954,327,658
Other Investment Companies[1]	21,947,811	—	—	21,947,811
Futures Contracts[2]	187,082	—	—	187,082
Total	$5,976,462,551	$—	$—	$5,976,462,551
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	722,272	7,121,602
Cooper-Standard Holding, Inc. *	143,701	4,085,419
Delphi Technologies plc *	526,762	6,563,455
Dorman Products, Inc. *	41,835	3,109,177
Garrett Motion, Inc. *	212,240	2,455,617
Gentherm, Inc. *	67,333	2,817,886
LCI Industries	65,869	7,012,414
Modine Manufacturing Co. *	189,848	1,408,672
Standard Motor Products, Inc.	63,443	3,195,624
Stoneridge, Inc. *	39,357	1,186,220
Superior Industries International, Inc.	495,734	1,388,055
Tenneco, Inc., Class A	534,556	6,623,149
Tesla, Inc. *	10,006	3,301,380
Veoneer, Inc. *	163,700	2,650,303
Winnebago Industries, Inc.	88,914	4,226,082
		57,145,055

Banks 7.4%
Associated Banc-Corp.	231,745	4,968,613
Atlantic Union Bankshares Corp.	54,272	2,051,482
BancorpSouth Bank	99,482	3,093,890
Bank of Hawaii Corp.	55,713	5,020,298
Bank OZK	120,480	3,575,846
BankUnited, Inc.	159,665	5,597,855
Banner Corp.	30,968	1,691,782
BOK Financial Corp.	41,764	3,480,612
Boston Private Financial Holdings, Inc.	110,872	1,301,637
Capitol Federal Financial, Inc.	206,967	2,934,792
Cathay General Bancorp	82,966	3,054,808
Central Pacific Financial Corp.	58,326	1,694,954
Columbia Banking System, Inc.	73,492	2,872,067
Commerce Bancshares, Inc.	90,901	6,093,094
Community Bank System, Inc.	39,173	2,657,888
Cullen/Frost Bankers, Inc.	59,042	5,523,970
CVB Financial Corp.	84,364	1,802,015
East West Bancorp, Inc.	175,537	8,043,105
Essent Group Ltd.	48,327	2,641,071
F.N.B. Corp.	412,764	5,126,529
First BanCorp	212,143	2,227,502
First Citizens BancShares, Inc., Class A	7,133	3,707,733
First Commonwealth Financial Corp.	129,804	1,844,515
First Financial Bancorp	76,384	1,857,659
First Financial Bankshares, Inc.	63,649	2,200,346
First Hawaiian, Inc.	119,199	3,401,939
First Horizon National Corp.	281,283	4,523,031
First Midwest Bancorp, Inc.	99,356	2,142,115
Fulton Financial Corp.	282,029	4,839,618
Glacier Bancorp, Inc.	72,974	3,199,910
Great Western Bancorp, Inc.	77,256	2,655,289
Hancock Whitney Corp.	118,328	4,805,300
Hilltop Holdings, Inc.	74,412	1,832,768
Security	Number of Shares	Value ($)
Home BancShares, Inc.	134,651	2,534,132
Hope Bancorp, Inc.	162,221	2,353,827
IBERIABANK Corp.	43,543	3,178,204
Independent Bank Corp.	15,775	1,328,255
International Bancshares Corp.	76,329	3,237,876
Investors Bancorp, Inc.	289,729	3,494,132
MGIC Investment Corp.	425,223	6,127,463
National Bank Holdings Corp., Class A	44,455	1,593,267
NBT Bancorp, Inc.	56,463	2,258,520
Northwest Bancshares, Inc.	137,618	2,289,964
Ocwen Financial Corp. *	1,723,913	2,689,304
OFG Bancorp	66,248	1,421,020
Old National Bancorp	175,036	3,164,651
PacWest Bancorp	189,413	7,053,740
Park National Corp.	20,424	2,049,140
Pinnacle Financial Partners, Inc.	28,008	1,720,251
Popular, Inc.	130,442	7,214,747
Prosperity Bancshares, Inc.	87,004	6,112,031
Provident Financial Services, Inc.	75,474	1,835,528
Radian Group, Inc.	258,893	6,689,795
Signature Bank	42,107	5,194,320
Simmons First National Corp., Class A	51,917	1,345,169
South State Corp.	30,843	2,568,605
Sterling Bancorp	72,937	1,489,374
SVB Financial Group *	33,799	7,832,242
Synovus Financial Corp.	200,999	7,656,052
TCF Financial Corp.	197,025	8,371,592
Texas Capital Bancshares, Inc. *	47,122	2,723,652
The Bank of NT Butterfield & Son Ltd.	60,484	2,089,722
Trustmark Corp.	91,226	3,134,525
UMB Financial Corp.	45,917	3,088,837
Umpqua Holdings Corp.	340,439	5,572,986
United Bankshares, Inc.	101,683	3,850,735
United Community Banks, Inc.	70,962	2,199,822
Valley National Bancorp	388,919	4,503,682
Walker & Dunlop, Inc.	46,746	3,068,407
Washington Federal, Inc.	161,314	5,937,968
Webster Financial Corp.	98,720	4,806,677
WesBanco, Inc.	45,826	1,671,732
Westamerica Bancorp	28,531	1,854,515
Western Alliance Bancorp	59,003	3,077,596
Wintrust Financial Corp.	53,728	3,648,668
Zions Bancorp NA	172,034	8,563,853
		275,060,611

Capital Goods 12.7%
AAON, Inc.	40,995	2,023,923
AAR Corp.	132,476	5,920,352
Actuant Corp., Class A	183,935	4,517,444
Aegion Corp. *	165,488	3,584,470
Air Lease Corp.	150,178	6,972,765
Aircastle Ltd.	180,602	5,777,458
Alamo Group, Inc.	23,358	2,681,498
Albany International Corp., Class A	30,519	2,553,830
Allegion plc	57,675	6,922,730
Altra Industrial Motion Corp.	71,413	2,347,345

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Woodmark Corp. *	28,415	2,923,904
Apogee Enterprises, Inc.	89,421	3,419,459
Applied Industrial Technologies, Inc.	127,496	8,140,620
Arcosa, Inc.	215,446	8,447,638
Argan, Inc.	28,907	1,059,152
Armstrong World Industries, Inc.	54,542	5,237,123
Astec Industries, Inc.	110,987	4,157,573
Atkore International Group, Inc. *	112,890	4,709,771
AZZ, Inc.	69,070	2,629,495
Barnes Group, Inc.	92,491	5,474,542
Beacon Roofing Supply, Inc. *	190,570	5,650,401
BMC Stock Holdings, Inc. *	196,255	5,811,111
Briggs & Stratton Corp.	444,050	2,375,668
Builders FirstSource, Inc. *	190,286	4,835,167
BWX Technologies, Inc.	118,938	7,151,742
Caesarstone Ltd.	74,852	1,172,182
Chart Industries, Inc. *	35,715	1,971,468
Colfax Corp. *	287,732	9,696,568
Comfort Systems USA, Inc.	78,485	4,010,584
Continental Building Products, Inc. *	50,709	1,865,584
Crane Co.	82,703	6,870,138
Cubic Corp.	43,337	2,580,718
Curtiss-Wright Corp.	68,837	9,452,008
DXP Enterprises, Inc. *	56,003	2,157,796
Dycom Industries, Inc. *	104,767	5,453,122
Encore Wire Corp.	73,510	4,288,573
EnPro Industries, Inc.	38,180	2,534,770
ESCO Technologies, Inc.	29,995	2,641,660
Federal Signal Corp.	106,460	3,506,792
Franklin Electric Co., Inc.	79,523	4,411,141
Gardner Denver Holdings, Inc. *	47,420	1,606,115
Generac Holdings, Inc. *	102,836	10,129,346
Gibraltar Industries, Inc. *	55,298	2,887,662
GMS, Inc. *	126,030	3,901,889
Graco, Inc.	164,335	7,939,024
Granite Construction, Inc.	141,504	3,645,143
Griffon Corp.	175,739	3,729,182
H&E Equipment Services, Inc.	135,945	4,486,185
Harsco Corp. *	146,584	3,261,494
HEICO Corp.	13,839	1,797,548
HEICO Corp., Class A	27,638	2,775,961
Herc Holdings, Inc. *	75,505	3,530,614
Hillenbrand, Inc.	157,002	4,964,403
Hyster-Yale Materials Handling, Inc.	53,028	3,140,848
Insteel Industries, Inc.	58,862	1,373,250
ITT, Inc.	147,600	10,299,528
JELD-WEN Holding, Inc. *	109,721	2,496,153
John Bean Technologies Corp.	22,179	2,429,709
Kaman Corp.	55,417	3,524,521
Kennametal, Inc.	183,571	6,393,778
Lennox International, Inc.	32,005	8,188,479
Lindsay Corp.	28,065	2,532,024
Lydall, Inc. *	57,340	1,067,671
Masonite International Corp. *	86,237	6,191,817
MasTec, Inc. *	152,252	10,100,398
Meritor, Inc. *	127,772	3,226,243
Moog, Inc., Class A	84,941	7,293,884
MRC Global, Inc. *	413,558	5,516,864
Mueller Industries, Inc.	276,960	8,693,774
Mueller Water Products, Inc., Class A	280,073	3,159,223
MYR Group, Inc. *	91,455	3,142,394
National Presto Industries, Inc.	14,828	1,319,395
NOW, Inc. *	578,135	6,480,893
nVent Electric plc	250,382	6,186,939
Patrick Industries, Inc. *	37,399	1,851,998
Primoris Services Corp.	173,856	3,828,309
Proto Labs, Inc. *	10,873	1,053,485
Quanex Building Products Corp.	125,011	2,432,714
Raven Industries, Inc.	56,157	1,930,116
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	16,221	2,690,740
Rexnord Corp. *	178,928	5,652,336
Rush Enterprises, Inc., Class A	150,187	6,881,568
Simpson Manufacturing Co., Inc.	64,484	5,236,101
SiteOne Landscape Supply, Inc. *	23,078	2,048,403
SPX FLOW, Inc. *	112,970	5,354,778
Standex International Corp.	30,400	2,346,272
Teledyne Technologies, Inc. *	32,456	11,099,627
Tennant Co.	38,881	2,895,079
Textainer Group Holdings Ltd. *	190,941	1,743,291
The Greenbrier Cos., Inc.	207,293	5,833,225
The Manitowoc Co., Inc. *	72,770	1,164,320
The Middleby Corp. *	54,006	6,251,735
Titan International, Inc.	390,265	1,143,476
Titan Machinery, Inc. *	126,086	1,698,378
Trex Co., Inc. *	32,128	2,764,936
TriMas Corp. *	73,274	2,270,029
Triton International Ltd.	106,659	4,040,243
Triumph Group, Inc.	189,215	5,243,148
Tutor Perini Corp. *	418,785	6,671,245
Univar Solutions, Inc. *	352,016	8,244,215
Universal Forest Products, Inc.	239,708	11,889,517
Vectrus, Inc. *	34,934	1,779,538
Veritiv Corp. *	193,365	3,546,314
Wabash National Corp.	346,872	5,463,234
Watts Water Technologies, Inc., Class A	41,008	3,976,136
Welbilt, Inc. *	166,497	2,778,835
Woodward, Inc.	71,483	8,348,500
		475,502,477

Commercial & Professional Services 5.3%
ACCO Brands Corp.	441,210	4,037,071
Advanced Disposal Services, Inc. *	110,765	3,649,707
ASGN, Inc. *	89,844	6,020,446
Brady Corp., Class A	75,987	4,331,259
CBIZ, Inc. *	89,241	2,397,013
Cimpress N.V. *	19,688	2,522,820
Clean Harbors, Inc. *	106,724	8,820,739
Copart, Inc. *	114,921	10,227,969
CoStar Group, Inc. *	6,689	4,099,421
Covanta Holding Corp.	311,651	4,584,386
Deluxe Corp.	177,961	9,090,248
Exponent, Inc.	32,662	2,075,670
FTI Consulting, Inc. *	66,467	7,244,238
Healthcare Services Group, Inc.	143,937	3,620,016
Herman Miller, Inc.	149,476	7,141,963
HNI Corp.	156,527	6,149,946
Huron Consulting Group, Inc. *	45,116	3,025,028
ICF International, Inc.	36,060	3,235,664
InnerWorkings, Inc. *	259,384	1,221,699
Insperity, Inc.	22,107	1,719,261
Interface, Inc.	204,060	3,426,167
Kelly Services, Inc., Class A	323,250	7,082,407
Kforce, Inc.	77,344	3,056,635
Knoll, Inc.	130,343	3,592,253
Korn Ferry	89,831	3,528,562
Matthews International Corp., Class A	82,126	3,149,532
McGrath RentCorp	44,800	3,285,632
Mobile Mini, Inc.	75,310	2,858,768
MSA Safety, Inc.	33,271	4,123,275
Quad/Graphics, Inc.	321,996	1,445,762
R.R. Donnelley & Sons Co.	1,539,022	6,109,917
Resources Connection, Inc.	102,937	1,590,377
Rollins, Inc.	89,481	3,207,894
SP Plus Corp. *	76,192	3,341,019
Steelcase, Inc., Class A	353,722	6,409,443
Stericycle, Inc. *	164,408	10,328,111
Team, Inc. *	118,029	1,908,529

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	89,118	7,868,228
The Brink's Co.	57,815	5,376,795
TransUnion	85,349	7,366,472
TrueBlue, Inc. *	201,370	4,693,935
UniFirst Corp.	30,436	6,277,425
US Ecology, Inc.	20,634	1,134,664
Viad Corp.	48,418	3,045,492
		199,421,858

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	55,619	1,672,463
American Outdoor Brands Corp. *	312,636	2,732,439
Beazer Homes USA, Inc. *	129,914	1,990,283
Callaway Golf Co.	151,472	3,147,588
Cavco Industries, Inc. *	11,481	2,296,315
Columbia Sportswear Co.	38,384	3,550,520
Crocs, Inc. *	77,962	2,720,874
Deckers Outdoor Corp. *	55,189	9,281,686
Ethan Allen Interiors, Inc.	133,681	2,390,216
G-III Apparel Group Ltd. *	178,217	5,275,223
Helen of Troy Ltd. *	43,829	7,074,877
iRobot Corp. *(a)	26,466	1,152,859
KB Home	184,496	6,379,872
La-Z-Boy, Inc.	174,461	5,512,968
M.D.C Holdings, Inc.	132,475	5,242,036
M/I Homes, Inc. *	92,201	4,081,738
Meritage Homes Corp. *	114,837	7,641,254
Movado Group, Inc.	56,724	1,108,954
Oxford Industries, Inc.	43,356	3,226,554
Skechers U.S.A., Inc., Class A *	261,883	10,532,934
Steven Madden Ltd.	214,305	9,101,533
Sturm Ruger & Co., Inc.	69,331	3,158,027
Taylor Morrison Home Corp., Class A *	370,566	8,604,543
Tempur Sealy International, Inc. *	75,894	6,441,883
TopBuild Corp. *	69,519	7,666,555
TRI Pointe Group, Inc. *	388,135	6,047,143
Tupperware Brands Corp.	337,581	2,852,559
Unifi, Inc. *	82,129	1,999,841
Universal Electronics, Inc. *	50,124	2,786,894
Vista Outdoor, Inc. *	676,821	5,604,078
William Lyon Homes, Class A *	81,645	1,704,748
Wolverine World Wide, Inc.	188,549	6,052,423
		149,031,880

Consumer Services 5.1%
Adtalem Global Education, Inc. *	148,727	5,016,562
American Public Education, Inc. *	58,636	1,451,827
Arcos Dorados Holdings, Inc., Class A	351,350	2,705,395
BJ's Restaurants, Inc.	66,501	2,736,516
Bloomin' Brands, Inc.	305,771	7,353,793
Boyd Gaming Corp.	163,750	4,815,888
Bright Horizons Family Solutions, Inc. *	38,340	5,770,937
Brinker International, Inc.	195,949	8,778,515
Caesars Entertainment Corp. *	246,907	3,219,667
Career Education Corp. *	107,230	1,788,596
Choice Hotels International, Inc.	29,114	2,831,337
Churchill Downs, Inc.	38,296	4,978,863
Cracker Barrel Old Country Store, Inc.	39,441	6,063,659
Dave & Buster's Entertainment, Inc.	57,045	2,292,068
Denny's Corp. *	60,784	1,187,719
Dine Brands Global, Inc.	33,413	2,769,270
Dunkin' Brands Group, Inc.	79,471	6,083,505
Eldorado Resorts, Inc. *	27,269	1,459,164
Extended Stay America, Inc.	462,990	6,833,732
frontdoor, Inc. *	62,636	2,834,905
Graham Holdings Co., Class B	10,094	6,375,471
Grand Canyon Education, Inc. *	34,096	2,904,638
Security	Number of Shares	Value ($)
Hilton Grand Vacations, Inc. *	117,117	4,055,762
Houghton Mifflin Harcourt Co. *	509,450	2,990,472
Hyatt Hotels Corp., Class A	96,278	7,779,262
International Game Technology plc	515,283	7,651,953
Jack in the Box, Inc.	80,913	6,415,592
K12, Inc. *	106,831	2,099,229
Laureate Education, Inc., Class A *	174,746	3,031,843
Marriott Vacations Worldwide Corp.	70,743	8,690,070
Papa John's International, Inc.	26,273	1,662,555
Penn National Gaming, Inc. *	275,118	6,335,968
Red Rock Resorts, Inc., Class A	123,801	2,896,943
Regis Corp. *	188,308	3,037,408
Scientific Games Corp., Class A *	93,008	2,544,699
SeaWorld Entertainment, Inc. *	101,259	2,964,864
ServiceMaster Global Holdings, Inc. *	79,809	3,127,715
Strategic Education, Inc.	17,661	2,503,270
Texas Roadhouse, Inc.	105,977	6,136,068
The Cheesecake Factory, Inc.	163,656	7,137,038
Vail Resorts, Inc.	28,268	6,859,796
WW International, Inc. *	78,653	3,404,888
Wyndham Hotels & Resorts, Inc.	147,630	8,552,206
		190,129,628

Diversified Financials 4.3%
Apollo Commercial Real Estate Finance, Inc.	75,214	1,374,160
Artisan Partners Asset Management, Inc., Class A	80,418	2,386,002
AXA Equitable Holdings, Inc.	236,684	5,855,562
BGC Partners, Inc., Class A	457,625	2,654,225
Blackstone Mortgage Trust, Inc., Class A	76,515	2,802,744
Cannae Holdings, Inc. *	225,878	8,468,166
Capstead Mortgage Corp.	275,418	2,142,752
Cboe Global Markets, Inc.	67,228	7,993,409
Chimera Investment Corp.	408,974	8,330,800
Cohen & Steers, Inc.	36,469	2,448,164
Credit Acceptance Corp. *	9,549	4,110,463
Donnelley Financial Solutions, Inc. *	152,643	1,532,536
E*TRADE Financial Corp.	169,755	7,520,146
Eaton Vance Corp.	199,010	9,387,302
Encore Capital Group, Inc. *	50,477	1,840,896
Enova International, Inc. *	87,626	2,018,027
Evercore, Inc., Class A	77,767	6,017,610
Federated Investors, Inc., Class B	222,797	7,468,155
FGL Holdings	149,509	1,365,017
FirstCash, Inc.	39,133	3,163,512
Green Dot Corp., Class A *	37,314	886,581
Greenhill & Co., Inc.	121,854	2,072,737
Houlihan Lokey, Inc.	26,819	1,278,462
Invesco Mortgage Capital, Inc.	230,128	3,737,279
Ladder Capital Corp., Class A	125,476	2,169,480
MarketAxess Holdings, Inc.	11,065	4,468,268
MFA Financial, Inc.	662,989	5,078,496
Moelis & Co., Class A	41,773	1,376,838
Morningstar, Inc.	17,727	2,784,912
Nelnet, Inc., Class A	48,141	3,032,883
New York Mortgage Trust, Inc.	368,720	2,297,126
OneMain Holdings, Inc.	204,501	8,811,948
PennyMac Mortgage Investment Trust	170,654	3,940,401
Piper Jaffray Cos.	25,710	2,079,425
PRA Group, Inc. *	127,432	4,669,108
Redwood Trust, Inc.	161,883	2,619,267
SLM Corp.	821,575	7,008,035
Stifel Financial Corp.	63,602	3,976,397
Two Harbors Investment Corp.	397,219	5,775,564

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	221,027	1,074,191
World Acceptance Corp. *	24,034	2,282,990
		160,300,036

Energy 3.7%
Apergy Corp. *	104,018	2,656,620
Arch Coal, Inc., Class A (a)	39,301	2,912,597
Archrock, Inc.	373,417	3,140,437
Basic Energy Services, Inc. *	675,571	310,087
Cheniere Energy, Inc. *	19,584	1,185,615
Chesapeake Energy Corp. *(a)	1,323,561	787,916
Cimarex Energy Co.	97,084	4,462,951
CNX Resources Corp. *	672,438	4,646,547
CONSOL Energy, Inc. *	106,361	1,357,166
Continental Resources, Inc.	104,557	3,228,720
Core Laboratories N.V.	77,850	3,409,830
Cosan Ltd., A Shares *	579,488	10,135,245
CVR Energy, Inc.	77,662	3,369,754
Delek US Holdings, Inc.	196,196	6,731,485
Denbury Resources, Inc. *	984,957	971,660
Diamond Offshore Drilling, Inc. *	776,432	4,386,841
Diamondback Energy, Inc.	24,734	1,912,928
Dril-Quip, Inc. *	124,921	5,279,161
EQT Corp.	450,346	3,931,521
Equitrans Midstream Corp.	268,814	2,680,076
Exterran Corp. *	190,203	1,023,292
Frank's International N.V. *	299,536	1,527,634
Green Plains, Inc.	444,111	6,772,693
Helix Energy Solutions Group, Inc. *	339,163	2,815,053
International Seaways, Inc. *	90,455	2,395,248
Kosmos Energy Ltd.	297,915	1,778,553
Matrix Service Co. *	131,058	2,744,354
McDermott International, Inc. *(a)	908,495	727,159
Newpark Resources, Inc. *	325,203	1,905,690
Oasis Petroleum, Inc. *	1,214,393	2,841,680
Oil States International, Inc. *	361,800	5,767,092
Par Pacific Holdings, Inc. *	66,256	1,649,112
Parsley Energy, Inc., Class A	115,562	1,731,119
PDC Energy, Inc. *	99,336	2,257,907
Peabody Energy Corp.	178,374	1,726,660
Renewable Energy Group, Inc. *	196,269	3,348,349
REX American Resources Corp. *	27,773	2,550,950
RPC, Inc.	266,416	1,028,366
SandRidge Energy, Inc. *	220,928	726,853
Scorpio Tankers, Inc.	107,727	3,704,731
SEACOR Holdings, Inc. *	49,046	2,076,608
SemGroup Corp., Class A	346,326	5,323,031
SFL Corp., Ltd.	207,440	2,937,350
Tidewater, Inc. *	125,038	1,913,081
Unit Corp. *	331,110	283,331
US Silica Holdings, Inc.	245,921	1,212,391
Whiting Petroleum Corp. *	380,218	1,741,398
WPX Energy, Inc. *	559,673	5,507,182
		137,514,024

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	85,185	2,018,885
Ingles Markets, Inc., Class A	133,007	5,910,831
PriceSmart, Inc.	86,300	6,450,062
Sprouts Farmers Market, Inc. *	345,775	6,846,345
The Andersons, Inc.	190,371	4,397,570
Weis Markets, Inc.	69,581	2,771,411
		28,395,104

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.7%
Adecoagro S.A. *	361,214	2,485,152
B&G Foods, Inc. (a)	181,206	3,000,771
Cal-Maine Foods, Inc.	99,447	4,328,928
Calavo Growers, Inc.	23,776	2,120,581
Coca-Cola Consolidated, Inc.	3,804	1,027,689
Darling Ingredients, Inc. *	388,844	9,254,487
Fresh Del Monte Produce, Inc.	259,302	8,479,175
J&J Snack Foods Corp.	20,906	3,867,610
John B Sanfilippo & Son, Inc.	26,654	2,605,162
Keurig Dr Pepper, Inc.	117,839	3,645,939
Lamb Weston Holdings, Inc.	81,589	6,851,844
Lancaster Colony Corp.	27,382	4,327,178
Nomad Foods Ltd. *	264,503	5,554,563
Pilgrim's Pride Corp. *	211,370	6,658,155
Post Holdings, Inc. *	62,677	6,618,691
Pyxus International, Inc. *(a)	82,853	665,310
The Boston Beer Co., Inc., Class A *	10,031	3,855,114
The Hain Celestial Group, Inc. *	240,943	5,956,111
TreeHouse Foods, Inc. *	131,055	6,407,279
Universal Corp.	139,573	7,288,502
Vector Group Ltd.	325,529	4,375,110
		99,373,351

Health Care Equipment & Services 3.7%
ABIOMED, Inc. *	4,553	893,208
Acadia Healthcare Co., Inc. *	155,951	5,015,384
Align Technology, Inc. *	21,913	6,077,351
Allscripts Healthcare Solutions, Inc. *	297,905	3,211,416
Amedisys, Inc. *	19,288	3,143,173
AMN Healthcare Services, Inc. *	57,991	3,448,725
Avanos Medical, Inc. *	66,307	2,298,201
Brookdale Senior Living, Inc. *	916,334	6,542,625
Cantel Medical Corp.	24,819	1,908,581
Chemed Corp.	17,918	7,705,098
Community Health Systems, Inc. *	2,656,039	8,499,325
CONMED Corp.	28,341	3,210,185
Diplomat Pharmacy, Inc. *	501,876	2,584,661
Globus Medical, Inc., Class A *	48,062	2,689,069
Haemonetics Corp. *	27,506	3,317,224
Hill-Rom Holdings, Inc.	59,625	6,392,396
HMS Holdings Corp. *	65,057	1,964,721
ICU Medical, Inc. *	5,800	1,087,384
IDEXX Laboratories, Inc. *	17,195	4,325,918
Integer Holdings Corp. *	25,726	1,951,317
Integra LifeSciences Holdings Corp. *	34,566	2,108,180
Invacare Corp.	294,014	2,566,742
LHC Group, Inc. *	19,134	2,552,476
LivaNova plc *	26,145	2,189,905
Masimo Corp. *	28,098	4,357,157
Merit Medical Systems, Inc. *	28,052	785,456
Neogen Corp. *	18,002	1,198,393
NextGen Healthcare, Inc. *	97,683	1,799,321
NuVasive, Inc. *	45,234	3,267,704
Orthofix Medical, Inc. *	19,994	907,728
Premier, Inc., Class A *	55,361	1,967,530
Select Medical Holdings Corp. *	331,073	7,320,024
Teleflex, Inc.	24,718	8,733,858
The Ensign Group, Inc.	52,472	2,278,859
The Pennant Group, Inc. *	25,929	607,257
The Providence Service Corp. *	33,458	1,997,108
Tivity Health, Inc. *	126,460	2,864,319
Triple-S Management Corp., Class B *	195,044	3,735,093
Varex Imaging Corp. *	84,169	2,520,020

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	8,616	1,285,335
West Pharmaceutical Services, Inc.	51,714	7,603,509
		138,911,936

Household & Personal Products 0.9%
Avon Products, Inc. *	2,113,950	9,703,031
Central Garden & Pet Co., Class A *	98,730	2,469,237
Edgewell Personal Care Co. *	177,560	5,532,770
Energizer Holdings, Inc.	66,909	3,338,090
Spectrum Brands Holdings, Inc.	124,066	7,756,606
USANA Health Sciences, Inc. *	25,367	1,867,011
WD-40 Co.	11,429	2,207,054
		32,873,799

Insurance 2.6%
Ambac Financial Group, Inc. *	176,884	3,682,725
American Equity Investment Life Holding Co.	270,547	8,040,657
American National Insurance Co.	14,399	1,699,082
AMERISAFE, Inc.	30,260	2,045,576
Argo Group International Holdings Ltd.	56,828	3,738,146
Brighthouse Financial, Inc. *	161,994	6,667,673
Brown & Brown, Inc.	243,191	9,178,028
CNA Financial Corp.	66,118	2,956,797
Employers Holdings, Inc.	43,261	1,858,925
Enstar Group Ltd. *	10,860	2,217,721
Horace Mann Educators Corp.	62,230	2,701,404
James River Group Holdings Ltd.	70,602	2,793,015
Kemper Corp.	73,058	5,400,447
MBIA, Inc. *	652,924	6,091,781
Mercury General Corp.	66,776	3,270,688
National General Holdings Corp.	85,979	1,830,493
Primerica, Inc.	69,140	9,253,697
ProAssurance Corp.	183,925	6,915,580
RLI Corp.	34,492	3,151,534
Safety Insurance Group, Inc.	25,441	2,484,314
Selective Insurance Group, Inc.	62,349	4,128,751
Stewart Information Services Corp.	101,193	4,328,025
United Fire Group, Inc.	32,013	1,406,651
Universal Insurance Holdings, Inc.	69,079	2,010,199
		97,851,909

Materials 6.9%
AdvanSix, Inc. *	118,962	2,406,601
AK Steel Holding Corp. *	1,353,587	3,735,900
Allegheny Technologies, Inc. *	224,204	5,170,144
Axalta Coating Systems Ltd. *	282,257	8,035,857
Balchem Corp.	24,694	2,460,263
Boise Cascade Co.	241,442	9,155,481
Cabot Corp.	193,590	9,096,794
Carpenter Technology Corp.	142,234	7,477,241
Century Aluminum Co. *	282,217	1,989,630
Clearwater Paper Corp. *	210,737	4,613,033
Cleveland-Cliffs, Inc. (a)	658,552	5,261,830
Compass Minerals International, Inc.	101,204	5,593,545
Constellium SE *	203,837	2,882,255
Eagle Materials, Inc.	66,977	6,163,893
Element Solutions, Inc. *	433,015	5,061,945
Ferro Corp. *	106,001	1,528,534
GCP Applied Technologies, Inc. *	102,738	2,298,249
Greif, Inc., Class A	124,664	5,379,252
H.B. Fuller Co.	112,061	5,589,603
Hecla Mining Co.	1,134,628	2,802,531
Ingevity Corp. *	30,617	2,765,021
Innophos Holdings, Inc.	124,788	3,980,737
Innospec, Inc.	44,560	4,384,704
Security	Number of Shares	Value ($)
Kaiser Aluminum Corp.	48,736	5,340,491
Kraton Corp. *	90,037	2,028,534
Louisiana-Pacific Corp.	268,438	7,961,871
Materion Corp.	57,610	3,390,925
Mercer International, Inc.	87,967	1,102,227
Minerals Technologies, Inc.	84,241	4,549,014
Myers Industries, Inc.	67,595	1,118,697
Neenah, Inc.	42,527	3,095,115
NewMarket Corp.	14,901	7,360,647
Nexa Resources S.A.	197,638	1,677,947
PolyOne Corp.	271,855	8,571,588
Quaker Chemical Corp.	13,329	1,989,087
Rayonier Advanced Materials, Inc.	380,783	1,492,669
Resolute Forest Products, Inc.	545,855	2,188,879
Royal Gold, Inc.	33,012	3,871,317
Schnitzer Steel Industries, Inc., Class A	181,246	3,905,851
Schweitzer-Mauduit International, Inc.	105,461	4,625,519
Sensient Technologies Corp.	100,254	6,345,076
Silgan Holdings, Inc.	237,107	7,305,267
Southern Copper Corp.	156,611	5,955,916
Stepan Co.	49,846	4,830,077
Summit Materials, Inc., Class A *	209,524	5,001,338
SunCoke Energy, Inc.	312,696	1,601,004
The Chemours Co.	361,516	5,708,338
The Scotts Miracle-Gro Co.	77,316	7,815,101
Trinseo S.A.	184,429	7,006,458
Tronox Holdings plc, Class A *	445,100	5,154,258
US Concrete, Inc. *	28,041	1,147,718
Valvoline, Inc.	183,221	4,149,956
Verso Corp., Class A *	177,697	3,280,287
W.R. Grace & Co.	95,905	6,409,331
Warrior Met Coal, Inc.	165,605	3,399,871
Westlake Chemical Corp.	79,643	5,469,881
Worthington Industries, Inc.	160,565	6,149,640
		258,832,938

Media & Entertainment 3.1%
AMC Entertainment Holdings, Inc., Class A (a)	286,514	2,343,685
AMC Networks, Inc., Class A *	112,188	4,311,385
Cable One, Inc.	3,013	4,624,955
Cars.com, Inc. *	222,306	2,954,447
Gannett Co., Inc. (a)	689,653	4,386,193
Gray Television, Inc. *	114,451	2,316,488
John Wiley & Sons, Inc., Class A	111,791	5,283,243
Liberty Latin America Ltd., Class A *	77,444	1,378,503
Liberty Latin America Ltd., Class C *	200,215	3,591,857
Liberty Media Corp. - Liberty Formula One, Class A *	10,578	455,594
Liberty Media Corp. - Liberty Formula One, Class C *	77,916	3,513,232
Liberty TripAdvisor Holdings, Inc., Class A *	159,443	1,104,940
Lions Gate Entertainment Corp., Class A *	57,214	534,951
Lions Gate Entertainment Corp., Class B *	120,449	1,044,293
Live Nation Entertainment, Inc. *	93,348	6,516,624
Meredith Corp.	94,298	3,304,202
MSG Networks, Inc., Class A *	65,025	1,056,006
National CineMedia, Inc.	373,248	2,504,494
Nexstar Media Group, Inc., Class A	42,359	4,562,488
Scholastic Corp.	113,004	4,195,838
Sinclair Broadcast Group, Inc., Class A	152,013	5,294,613
Sirius XM Holdings, Inc.	994,848	6,944,039
Take-Two Interactive Software, Inc. *	52,657	6,389,927
TEGNA, Inc.	613,250	9,413,387
The Madison Square Garden Co., Class A *	13,078	3,685,119
The New York Times Co., Class A	109,632	3,535,632
TripAdvisor, Inc.	104,440	2,966,096
Twitter, Inc. *	102,529	3,169,171

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yandex N.V., Class A *	169,671	7,121,092
Yelp, Inc. *	44,673	1,549,260
Zynga, Inc., Class A *	637,116	3,969,233
		114,020,987

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	47,958	1,008,077
Bio-Rad Laboratories, Inc., Class A *	17,890	6,608,208
Bio-Techne Corp.	18,134	3,957,745
BioMarin Pharmaceutical, Inc. *	21,918	1,769,002
Bruker Corp.	89,822	4,597,988
Cambrex Corp. *	43,175	2,589,205
Catalent, Inc. *	103,418	5,376,702
Charles River Laboratories International, Inc. *	38,729	5,625,387
Emergent BioSolutions, Inc. *	29,954	1,643,276
ICON plc *	52,674	8,594,290
Incyte Corp. *	12,858	1,210,709
Jazz Pharmaceuticals plc *	58,450	8,832,964
Myriad Genetics, Inc. *	189,631	4,881,102
PDL BioPharma, Inc. *	1,348,586	4,180,617
PerkinElmer, Inc.	92,369	8,581,080
PRA Health Sciences, Inc. *	27,261	2,966,269
Prestige Consumer Healthcare, Inc. *	87,532	3,306,084
Syneos Health, Inc. *	35,891	1,970,775
Taro Pharmaceutical Industries Ltd.	25,290	2,446,808
Vertex Pharmaceuticals, Inc. *	9,548	2,117,269
		82,263,557

Real Estate 10.5%
Acadia Realty Trust	71,960	1,934,285
Alexander & Baldwin, Inc.	141,163	3,060,414
Altisource Portfolio Solutions S.A. *	89,146	1,606,411
American Assets Trust, Inc.	32,447	1,542,206
American Campus Communities, Inc.	162,932	7,827,253
American Homes 4 Rent, Class A	137,675	3,677,299
Apartment Investment & Management Co., Class A	164,362	8,837,745
Apple Hospitality REIT, Inc.	479,583	7,798,020
Brandywine Realty Trust	336,503	5,192,241
Brookfield Property REIT, Inc., Class A	153,801	2,925,295
Chatham Lodging Trust	71,208	1,303,106
Colony Capital, Inc.	1,147,646	5,600,513
Columbia Property Trust, Inc.	252,287	5,237,478
CorePoint Lodging, Inc.	218,856	2,212,634
CoreSite Realty Corp.	13,411	1,520,673
Corporate Office Properties Trust	165,180	4,819,952
Cousins Properties, Inc.	125,907	5,097,974
CubeSmart	135,886	4,190,724
CyrusOne, Inc.	53,637	3,341,585
DiamondRock Hospitality Co.	506,004	5,211,841
Douglas Emmett, Inc.	134,311	5,919,086
EastGroup Properties, Inc.	22,171	3,019,469
Empire State Realty Trust, Inc., Class A	156,011	2,177,914
EPR Properties	61,171	4,338,247
Equity Commonwealth	119,168	3,914,669
Equity LifeStyle Properties, Inc.	100,898	7,474,524
Extra Space Storage, Inc.	72,003	7,635,918
Federal Realty Investment Trust	58,604	7,739,830
First Industrial Realty Trust, Inc.	88,407	3,764,370
Franklin Street Properties Corp.	343,356	2,990,631
Front Yard Residential Corp.	142,655	1,654,798
Gaming & Leisure Properties, Inc.	164,367	6,936,287
Global Net Lease, Inc.	63,060	1,285,793
Healthcare Realty Trust, Inc.	130,120	4,318,683
Healthcare Trust of America, Inc., Class A	162,420	4,929,447
Hersha Hospitality Trust	128,116	1,816,685
Security	Number of Shares	Value ($)
Highwoods Properties, Inc.	145,070	7,043,149
Hudson Pacific Properties, Inc.	109,048	3,903,918
Investors Real Estate Trust	30,424	2,352,384
Invitation Homes, Inc.	117,136	3,576,162
iStar, Inc.	166,893	2,167,940
JBG SMITH Properties	43,743	1,744,471
Kennedy-Wilson Holdings, Inc.	119,971	2,712,544
Kilroy Realty Corp.	74,280	6,183,067
Kite Realty Group Trust	175,559	3,397,067
Lexington Realty Trust	408,066	4,521,371
Liberty Property Trust	166,166	10,239,149
Life Storage, Inc.	41,134	4,504,996
LTC Properties, Inc.	23,850	1,116,419
Mack-Cali Realty Corp.	190,334	4,071,244
Medical Properties Trust, Inc.	254,968	5,293,136
National Health Investors, Inc.	26,670	2,160,003
National Retail Properties, Inc.	98,628	5,497,525
Newmark Group, Inc., Class A	128,822	1,681,127
Office Properties Income Trust	101,866	3,398,250
Omega Healthcare Investors, Inc.	191,386	8,043,954
Paramount Group, Inc.	286,454	3,892,910
Pebblebrook Hotel Trust	183,488	4,807,386
Physicians Realty Trust	73,316	1,406,934
Piedmont Office Realty Trust, Inc., Class A	312,404	6,910,377
PotlatchDeltic Corp.	63,467	2,756,372
PS Business Parks, Inc.	15,827	2,794,890
QTS Realty Trust, Inc., Class A	47,703	2,531,598
Rayonier, Inc.	226,649	6,942,259
Regency Centers Corp.	95,087	6,184,459
Retail Opportunity Investments Corp.	111,360	2,031,206
Retail Properties of America, Inc., Class A	506,883	7,212,945
RLJ Lodging Trust	401,127	6,855,260
RPT Realty	173,482	2,564,064
Ryman Hospitality Properties, Inc.	57,454	5,126,620
Sabra Health Care REIT, Inc.	125,719	2,801,019
SBA Communications Corp.	32,943	7,790,031
Seritage Growth Properties, Class A	41,759	1,765,571
SITE Centers Corp.	460,268	6,669,283
Spirit Realty Capital, Inc.	138,460	7,255,304
STAG Industrial, Inc.	70,456	2,183,431
STORE Capital Corp.	78,795	3,207,744
Summit Hotel Properties, Inc.	212,370	2,573,924
Sun Communities, Inc.	45,450	7,486,070
Sunstone Hotel Investors, Inc.	513,732	7,192,248
Tanger Factory Outlet Centers, Inc. (a)	217,414	3,309,041
Taubman Centers, Inc.	129,134	4,194,272
The GEO Group, Inc.	357,754	4,958,470
The Howard Hughes Corp. *	23,248	2,566,812
The St. Joe Co. *	66,752	1,268,288
Uniti Group, Inc.	595,450	4,001,424
Urban Edge Properties	142,844	2,961,156
Washington Prime Group, Inc. (a)	1,520,930	6,327,069
Washington Real Estate Investment Trust	118,153	3,671,014
Weingarten Realty Investors	183,305	5,836,431
Xenia Hotels & Resorts, Inc.	317,930	6,695,606
		393,193,364

Retailing 3.8%
Asbury Automotive Group, Inc. *	104,172	11,546,424
Ascena Retail Group, Inc. *	7,112,722	3,205,704
Barnes & Noble Education, Inc. *	700,807	3,532,067
Big 5 Sporting Goods Corp. (a)	724,560	1,956,312
Burlington Stores, Inc. *	32,594	7,333,650
Caleres, Inc.	247,949	5,427,604
Citi Trends, Inc.	95,852	1,967,842
Conn's, Inc. *	81,841	1,794,773
Five Below, Inc. *	23,674	2,928,711
Genesco, Inc. *	181,890	6,755,395

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GNC Holdings, Inc., Class A *(a)	3,718,311	10,931,834
Groupon, Inc. *	1,369,776	3,972,350
GrubHub, Inc. *	19,170	826,610
Guess?, Inc.	323,273	6,223,005
Haverty Furniture Cos., Inc.	120,642	2,426,111
Hibbett Sports, Inc. *	224,091	6,357,462
Kirkland's, Inc. *(a)	354,816	553,513
MercadoLibre, Inc. *	3,679	2,135,954
Monro, Inc.	39,030	2,864,802
National Vision Holdings, Inc. *	48,152	1,454,190
Ollie's Bargain Outlet Holdings, Inc. *	23,754	1,553,512
Overstock.com, Inc. *	80,018	607,337
Party City Holdco, Inc. *	367,425	709,130
Pier 1 Imports, Inc. *(a)	277,443	2,349,942
Pool Corp.	36,034	7,439,219
Rent-A-Center, Inc.	169,041	4,400,137
RH *	38,148	7,842,847
Shoe Carnival, Inc.	68,420	2,428,910
Sleep Number Corp. *	95,188	4,594,725
Stamps.com, Inc. *	19,134	1,669,442
The Buckle, Inc.	227,020	6,315,696
The Cato Corp., Class A	224,387	4,276,816
The Children's Place, Inc.	49,618	3,585,397
The Michaels Cos., Inc. *	462,603	3,784,093
Vitamin Shoppe, Inc. *	256,857	1,664,433
Zumiez, Inc. *	104,854	3,097,387
		140,513,336

Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	47,646	3,059,350
Advanced Micro Devices, Inc. *	72,067	2,821,423
Amkor Technology, Inc. *	584,854	7,070,885
Brooks Automation, Inc.	63,511	2,843,387
Cabot Microelectronics Corp.	22,104	2,948,895
Cirrus Logic, Inc. *	144,323	10,347,959
Cree, Inc. *	162,426	7,180,853
Cypress Semiconductor Corp.	380,605	8,925,187
Diodes, Inc. *	61,933	2,857,589
Entegris, Inc.	104,676	4,953,268
Kulicke & Soffa Industries, Inc.	135,117	3,390,085
Mellanox Technologies Ltd. *	18,523	2,128,293
MKS Instruments, Inc.	61,210	6,505,399
Monolithic Power Systems, Inc.	13,419	2,156,165
Photronics, Inc. *	232,649	2,735,952
Power Integrations, Inc.	29,737	2,720,638
Rambus, Inc. *	107,051	1,397,016
Semtech Corp. *	41,155	1,994,371
Silicon Laboratories, Inc. *	31,573	3,344,528
Synaptics, Inc. *	139,229	7,958,330
Teradyne, Inc.	176,550	11,050,264
Xperi Corp.	130,329	2,579,211
		100,969,048

Software & Services 4.8%
ACI Worldwide, Inc. *	122,237	4,583,888
Aspen Technology, Inc. *	32,416	4,064,966
Black Knight, Inc. *	94,726	5,968,685
Blackbaud, Inc.	15,684	1,299,890
Cardtronics plc, Class A *	82,349	3,476,775
Cerence, Inc. *	34,279	533,381
CommVault Systems, Inc. *	42,543	2,153,527
CoreLogic, Inc. *	167,409	6,935,755
CSG Systems International, Inc.	66,284	3,790,782
Ebix, Inc.	26,714	929,113
EPAM Systems, Inc. *	21,635	4,583,375
Euronet Worldwide, Inc. *	33,907	5,329,841
EVERTEC, Inc.	74,379	2,411,367
Security	Number of Shares	Value ($)
ExlService Holdings, Inc. *	38,138	2,662,414
Fair Isaac Corp. *	18,003	6,620,603
Fortinet, Inc. *	25,799	2,711,733
Gartner, Inc. *	49,355	7,919,503
Genpact Ltd.	242,694	9,877,646
GoDaddy, Inc., Class A *	18,637	1,237,124
InterXion Holding N.V. *	32,086	2,728,593
j2 Global, Inc.	56,150	5,447,673
KBR, Inc.	342,519	10,196,791
LiveRamp Holdings, Inc. *	62,093	3,110,238
LogMeIn, Inc.	21,133	1,647,951
Manhattan Associates, Inc. *	67,828	5,664,316
ManTech International Corp., Class A	69,131	5,363,183
MAXIMUS, Inc.	101,416	7,570,704
MicroStrategy, Inc., Class A *	13,121	1,972,480
Net 1 UEPS Technologies, Inc. *	341,611	1,195,639
NIC, Inc.	65,340	1,482,565
Nuance Communications, Inc. *	278,588	4,995,083
Perficient, Inc. *	58,414	2,469,744
Presidio, Inc.	88,419	1,459,798
Progress Software Corp.	90,454	3,799,973
PTC, Inc. *	51,597	3,952,330
Science Applications International Corp.	83,166	7,098,218
SS&C Technologies Holdings, Inc.	87,466	5,252,333
Sykes Enterprises, Inc. *	133,924	4,706,089
TiVo Corp.	329,783	2,575,605
Tyler Technologies, Inc. *	11,594	3,364,231
Unisys Corp. *	225,639	2,567,772
Verint Systems, Inc. *	56,675	2,754,972
Virtusa Corp. *	25,077	1,120,691
VMware, Inc., Class A	43,382	6,751,107
WEX, Inc. *	21,721	4,368,745
		180,707,192

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	272,467	2,503,972
Arista Networks, Inc. *	11,381	2,220,774
AVX Corp.	122,411	2,491,064
Badger Meter, Inc.	22,500	1,395,000
Belden, Inc.	109,918	5,906,993
Benchmark Electronics, Inc.	289,247	9,970,344
Ciena Corp. *	123,165	4,675,343
Cognex Corp.	80,092	4,019,017
Coherent, Inc. *	28,912	4,361,664
Comtech Telecommunications Corp.	74,948	2,832,285
CTS Corp.	38,665	1,058,648
Dolby Laboratories, Inc., Class A	65,024	4,478,853
EchoStar Corp., Class A *	132,060	5,555,764
ePlus, Inc. *	37,367	3,122,760
Fabrinet *	51,371	3,107,432
Fitbit, Inc., Class A *	546,221	3,801,698
II-VI, Inc. *	116,188	3,391,528
Insight Enterprises, Inc. *	166,002	10,888,071
InterDigital, Inc.	70,389	3,998,095
IPG Photonics Corp. *	30,393	4,318,541
Itron, Inc. *	56,429	4,518,834
KEMET Corp.	66,405	1,774,342
Knowles Corp. *	212,924	4,663,036
Littelfuse, Inc.	21,138	3,834,645
Lumentum Holdings, Inc. *	48,634	3,582,380
Methode Electronics, Inc.	119,976	4,464,307
MTS Systems Corp.	34,001	1,544,325
National Instruments Corp.	120,789	5,087,633
NETGEAR, Inc. *	72,827	1,828,686
NetScout Systems, Inc. *	222,579	5,608,991
OSI Systems, Inc. *	31,395	3,123,488
PC Connection, Inc.	56,127	2,768,184
Plantronics, Inc.	98,361	2,492,468

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Plexus Corp. *	104,418	7,925,326
Rogers Corp. *	17,779	2,311,626
ScanSource, Inc. *	195,102	6,910,513
Stratasys Ltd. *	51,193	943,999
TTM Technologies, Inc. *	367,910	4,933,673
ViaSat, Inc. *	57,381	4,217,503
Viavi Solutions, Inc. *	153,239	2,301,650
Vishay Intertechnology, Inc.	385,321	7,664,035
Zebra Technologies Corp., Class A *	23,090	5,794,205
		172,391,695

Telecommunication Services 0.6%
ATN International, Inc.	16,940	951,181
Cogent Communications Holdings, Inc.	41,539	2,603,665
Consolidated Communications Holdings, Inc.	618,299	2,244,425
GCI Liberty, Inc., Class A *	43,591	3,094,525
Intelsat S.A. *	155,929	948,048
Iridium Communications, Inc. *	82,291	1,917,380
Shenandoah Telecommunications Co.	42,267	1,587,126
United States Cellular Corp. *	48,070	1,630,054
Vonage Holdings Corp. *	241,162	1,907,592
Zayo Group Holdings, Inc. *	188,230	6,444,995
		23,328,991

Transportation 2.6%
Air Transport Services Group, Inc. *	114,212	2,810,757
Alaska Air Group, Inc.	143,839	9,926,329
Allegiant Travel Co.	18,182	3,086,031
AMERCO	13,595	4,924,381
ArcBest Corp.	169,606	4,881,261
Copa Holdings S.A., Class A	42,398	4,420,415
Costamare, Inc.	329,146	2,708,872
Daseke, Inc. *	1,053,452	3,107,683
Echo Global Logistics, Inc. *	111,895	2,241,257
Forward Air Corp.	56,403	3,949,902
Genesee & Wyoming, Inc., Class A *	78,521	8,751,165
Hawaiian Holdings, Inc.	87,768	2,658,493
Heartland Express, Inc.	105,854	2,266,334
Hub Group, Inc., Class A *	167,182	8,537,985
JetBlue Airways Corp. *	499,021	9,616,135
Marten Transport Ltd.	107,552	2,272,574
Saia, Inc. *	56,447	5,356,820
Schneider National, Inc., Class B	141,355	3,215,826
Seaspan Corp. (a)	313,220	3,680,335
Spirit Airlines, Inc. *	59,926	2,341,309
Werner Enterprises, Inc.	158,712	5,834,253
YRC Worldwide, Inc. *	510,624	1,782,078
		98,370,195

Utilities 3.4%
ALLETE, Inc.	76,422	6,122,166
American States Water Co.	36,693	3,129,546
Aqua America, Inc.	164,893	7,299,813
Atlantica Yield plc	103,355	2,678,962
Avangrid, Inc.	74,429	3,612,784
Avista Corp.	147,433	6,970,632
Black Hills Corp.	75,988	5,818,401
California Water Service Group	49,906	2,565,168
Chesapeake Utilities Corp.	19,105	1,741,230
Clearway Energy, Inc., Class A	33,134	628,883
Clearway Energy, Inc., Class C	66,796	1,324,565
Security	Number of Shares	Value ($)
El Paso Electric Co.	74,533	5,054,828
Hawaiian Electric Industries, Inc.	202,839	8,857,979
IDACORP, Inc.	65,848	6,917,332
MGE Energy, Inc.	42,757	3,314,523
National Fuel Gas Co.	133,579	6,013,727
New Jersey Resources Corp.	132,331	5,629,361
Northwest Natural Holding Co.	46,370	3,188,865
NorthWestern Corp.	84,256	6,030,202
ONE Gas, Inc.	71,115	6,319,990
Ormat Technologies, Inc.	42,931	3,299,247
Otter Tail Corp.	62,853	3,089,853
Pattern Energy Group, Inc., Class A	121,035	3,330,883
PNM Resources, Inc.	145,156	7,032,808
South Jersey Industries, Inc.	127,340	3,978,102
Southwest Gas Holdings, Inc.	90,902	6,886,736
Spire, Inc.	67,121	5,196,508
Unitil Corp.	20,752	1,266,702
		127,299,796
Total Common Stock
(Cost $3,491,410,614)		3,733,402,767

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	29,417
Total Rights
(Cost $29,417)		29,417

Other Investment Companies 1.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	850,860	850,860

Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	37,449,535	37,449,535
Total Other Investment Companies
(Cost $38,300,395)		38,300,395

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/20/19	67	5,439,730	75,929
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,407,515.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,733,402,767	$—	$—	$3,733,402,767
Rights[1]
Materials	—	—	29,417	29,417
Other Investment Companies[1]	38,300,395	—	—	38,300,395
Futures Contracts[2]	75,929	—	—	75,929
Total	$3,771,779,091	$—	$29,417	$3,771,808,508
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 5.5%
AGL Energy Ltd.	234,692	3,239,999
Amcor plc	335,900	3,464,842
AMP Ltd.	3,334,461	4,409,365
APA Group	212,437	1,580,616
Aurizon Holdings Ltd.	773,362	3,023,530
Australia & New Zealand Banking Group Ltd.	968,471	16,272,034
Bendigo & Adelaide Bank Ltd.	152,141	1,032,169
BHP Group Ltd.	966,941	25,003,909
BlueScope Steel Ltd.	263,800	2,596,220
Boral Ltd.	418,506	1,455,018
Brambles Ltd.	361,140	3,065,653
Caltex Australia Ltd.	250,058	5,845,452
CIMIC Group Ltd.	35,746	813,368
Coca-Cola Amatil Ltd.	188,245	1,449,003
Coles Group Ltd.	275,301	3,027,833
Commonwealth Bank of Australia	461,244	25,214,666
Crown Resorts Ltd.	139,776	1,220,570
CSL Ltd.	35,990	6,900,935
Downer EDI Ltd.	340,596	1,928,274
Fortescue Metals Group Ltd.	731,043	4,811,266
Goodman Group	129,012	1,293,248
GrainCorp Ltd., Class A *	170,207	935,991
Incitec Pivot Ltd.	588,890	1,286,591
Insurance Australia Group Ltd.	645,420	3,444,475
LendLease Group	272,388	3,557,737
Macquarie Group Ltd.	54,906	5,126,959
Medibank Pvt Ltd.	873,331	1,925,751
Metcash Ltd.	1,093,328	2,218,581
Mirvac Group	821,056	1,871,571
National Australia Bank Ltd.	974,248	17,061,029
Newcrest Mining Ltd.	67,145	1,397,023
Oil Search Ltd.	196,065	986,681
Orica Ltd.	138,225	2,223,321
Origin Energy Ltd.	711,912	4,189,375
QBE Insurance Group Ltd.	419,070	3,594,260
Ramsay Health Care Ltd.	21,474	1,060,036
Rio Tinto Ltd.	121,745	7,979,553
Scentre Group	860,879	2,294,257
Sims Metal Management Ltd.	148,493	1,083,755
Sonic Healthcare Ltd.	108,389	2,208,228
South32 Ltd.	792,375	1,447,099
Stockland	639,856	2,185,633
Suncorp Group Ltd.	541,285	4,898,755
Tabcorp Holdings Ltd.	310,026	1,004,471
Telstra Corp., Ltd.	2,798,413	7,306,388
Transurban Group	185,511	1,926,113
Viva Energy Group Ltd.	763,201	1,171,840
Wesfarmers Ltd.	561,585	16,094,504
Westpac Banking Corp.	1,149,211	19,060,043
Woodside Petroleum Ltd.	280,962	6,558,374
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	603,555	16,231,807
Worley Ltd.	131,967	1,338,937
		261,317,108

Austria 0.3%
ANDRITZ AG	22,325	871,390
Erste Group Bank AG *	92,689	3,321,465
OMV AG	79,264	4,521,895
Raiffeisen Bank International AG	59,076	1,388,074
voestalpine AG	97,005	2,572,334
Wienerberger AG	42,699	1,172,290
		13,847,448

Belgium 0.8%
Ageas	73,737	4,429,357
Anheuser-Busch InBev S.A.	174,812	13,852,781
Colruyt S.A.	21,653	1,122,106
Groupe Bruxelles Lambert S.A.	27,126	2,754,631
KBC Groep N.V.	81,100	5,914,297
Proximus SADP	73,366	2,214,861
Solvay S.A.	30,016	3,441,948
UCB S.A.	19,310	1,566,181
Umicore S.A.	63,676	2,736,754
		38,032,916

Canada 6.6%
Agnico Eagle Mines Ltd.	31,308	1,860,213
Air Canada *	34,162	1,287,264
Alimentation Couche-Tard, Inc., B Shares	207,254	6,781,298
AltaGas Ltd.	89,802	1,331,902
ARC Resources Ltd. (a)	249,894	1,252,998
Atco Ltd., Class I	37,297	1,414,941
Bank of Montreal	147,547	11,354,982
Barrick Gold Corp.	164,095	2,740,167
Bausch Health Cos., Inc. *	133,831	3,780,417
BCE, Inc.	101,937	4,907,097
Brookfield Asset Management, Inc., Class A	149,744	8,663,901
Cameco Corp.	120,928	1,101,621
Canadian Imperial Bank of Commerce	106,309	9,241,059
Canadian National Railway Co.	126,009	11,442,082
Canadian Natural Resources Ltd.	363,589	10,158,319
Canadian Pacific Railway Ltd.	24,795	5,872,210
Canadian Tire Corp., Ltd., Class A	28,470	3,317,160
Celestica, Inc. *	136,886	1,064,583
Cenovus Energy, Inc.	639,364	5,651,145
CGI, Inc. *	45,907	3,804,241
CI Financial Corp.	120,386	1,896,085
Crescent Point Energy Corp.	980,229	3,402,112
Dollarama, Inc.	46,575	1,703,805
Empire Co., Ltd., A Shares	95,667	2,561,924
Enbridge, Inc.	259,121	9,812,751
Encana Corp.	339,289	1,330,846
Fairfax Financial Holdings Ltd.	4,241	1,915,786

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Finning International, Inc.	78,630	1,420,757
First Quantum Minerals Ltd.	213,904	1,956,660
Fortis, Inc.	78,187	3,063,317
George Weston Ltd.	35,915	2,921,330
Gibson Energy, Inc.	69,828	1,312,183
Gildan Activewear, Inc.	41,199	1,209,683
Great-West Lifeco, Inc.	69,713	1,755,618
H&R Real Estate Investment Trust	73,227	1,189,715
Husky Energy, Inc. (a)	245,627	1,788,227
Hydro One Ltd.	97,442	1,835,497
Imperial Oil Ltd.	113,441	2,840,616
Intact Financial Corp.	21,603	2,227,715
Inter Pipeline Ltd.	99,151	1,642,253
Keyera Corp.	57,800	1,410,350
Linamar Corp.	31,403	1,055,869
Loblaw Cos. Ltd.	65,025	3,505,206
Magna International, Inc.	234,463	12,917,751
Manulife Financial Corp.	418,879	8,240,398
Methanex Corp.	28,998	1,079,143
Metro, Inc.	71,480	3,130,967
National Bank of Canada	70,494	3,776,133
Nutrien Ltd.	60,144	2,839,096
Onex Corp.	34,848	2,075,270
Open Text Corp.	24,112	1,049,800
Pembina Pipeline Corp.	73,731	2,574,548
Power Corp. of Canada	207,094	5,026,697
Power Financial Corp.	96,029	2,348,219
RioCan Real Estate Investment Trust	64,788	1,323,807
Rogers Communications, Inc., B Shares	82,326	3,992,803
Royal Bank of Canada	270,470	22,140,563
Saputo, Inc.	59,617	1,802,087
Shaw Communications, Inc., B Shares	142,849	2,952,159
SNC-Lavalin Group, Inc.	104,687	1,893,154
Sun Life Financial, Inc.	123,334	5,627,912
Suncor Energy, Inc.	545,942	17,028,705
TC Energy Corp.	157,148	7,950,571
Teck Resources Ltd., Class B	189,800	2,972,211
TELUS Corp.	73,670	2,781,517
TFI International, Inc.	33,942	1,117,984
The Bank of Nova Scotia	295,376	16,665,144
The Toronto-Dominion Bank	310,775	17,920,013
Thomson Reuters Corp.	64,933	4,540,544
TransAlta Corp.	226,199	1,525,875
Waste Connections, Inc.	16,174	1,458,430
West Fraser Timber Co., Ltd.	30,298	1,317,760
WSP Global, Inc.	20,496	1,322,885
		312,178,051

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	2,726	3,542,062
AP Moller - Maersk A/S, B Shares	4,389	6,138,797
Carlsberg A/S, B Shares	21,912	3,154,676
Coloplast A/S, B Shares	11,206	1,324,929
Danske Bank A/S	248,446	3,356,903
DSV PANALPINA A/S	29,872	3,255,044
ISS A/S	85,460	1,962,967
Maersk Drilling A/S *	14,342	869,020
Novo Nordisk A/S, B Shares	228,144	12,834,026
Novozymes A/S, B Shares	32,172	1,538,240
Orsted A/S	19,158	1,766,978
Pandora A/S	39,845	1,605,230
Vestas Wind Systems A/S	39,260	3,739,213
		45,088,085

Security	Number of Shares	Value ($)
Finland 0.9%
Elisa Oyj	31,054	1,660,990
Fortum Oyj	116,915	2,757,396
Kesko Oyj, B Shares	37,494	2,531,716
Kone Oyj, B Shares	64,479	4,039,593
Metso Oyj	32,713	1,255,214
Neste Oyj	86,145	2,914,094
Nokia Oyj	1,321,387	4,679,032
Nokian Renkaat Oyj	47,849	1,295,744
Nordea Bank Abp	953,502	6,762,164
Outokumpu Oyj	340,219	975,702
Sampo Oyj, A Shares	98,358	3,980,099
Stora Enso Oyj, R Shares	258,912	3,482,813
UPM-Kymmene Oyj	209,129	6,991,358
Wartsila Oyj Abp	118,810	1,196,815
		44,522,730

France 9.2%
Accor S.A.	34,470	1,475,798
Air France-KLM *	168,243	1,981,191
Air Liquide S.A.	86,811	11,778,079
Airbus SE	56,799	8,354,387
Alstom S.A.	50,307	2,195,444
Arkema S.A.	31,072	3,222,495
Atos SE	32,739	2,782,436
AXA S.A.	675,424	18,390,927
BNP Paribas S.A.	477,025	26,808,583
Bollore S.A.	253,071	1,082,660
Bollore S.A. New *	1,549	6,507
Bouygues S.A.	124,435	5,087,453
Bureau Veritas S.A.	59,949	1,570,531
Capgemini SE	34,077	4,033,495
Carrefour S.A.	523,003	8,638,415
Casino Guichard Perrachon S.A. (a)	81,310	3,580,718
CGG S.A. *	694,309	1,821,998
Cie de Saint-Gobain	343,854	13,933,157
Cie Generale des Etablissements Michelin S.C.A.	64,580	7,754,325
CNP Assurances	55,337	1,093,381
Credit Agricole S.A.	389,223	5,327,989
Danone S.A.	108,496	8,938,583
Dassault Systemes SE	7,258	1,144,382
Eiffage S.A.	31,284	3,418,330
Electricite de France S.A.	359,037	3,691,132
Engie S.A.	989,818	15,672,125
EssilorLuxottica S.A.	25,358	3,942,323
Eurazeo SE	21,617	1,474,189
Eutelsat Communications S.A. (a)	62,529	1,026,583
Faurecia SE	57,115	3,031,617
Hermes International	1,606	1,204,128
Iliad S.A. (a)	8,758	1,115,817
Ingenico Group S.A.	11,824	1,262,778
Kering S.A.	6,722	4,051,965
Klepierre S.A.	34,318	1,232,417
L'Oreal S.A.	28,949	8,257,491
Lagardere S.C.A.	78,716	1,721,091
Legrand S.A.	48,220	3,811,038
LVMH Moet Hennessy Louis Vuitton SE	29,479	13,238,697
Natixis S.A.	311,186	1,301,431
Orange S.A.	1,047,263	17,320,687
Pernod-Ricard S.A.	25,419	4,672,100
Peugeot S.A.	288,224	6,966,085
Publicis Groupe S.A.	62,242	2,741,004
Rallye S.A. (a)	266,293	1,952,538
Renault S.A.	142,902	6,846,934
Rexel S.A.	329,471	4,023,269
Rubis S.C.A.	14,820	844,806

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safran S.A.	36,834	6,029,026
Sanofi	296,447	27,623,153
Schneider Electric SE	153,699	14,845,446
SCOR SE	50,038	2,151,153
SES S.A.	119,042	1,580,975
Societe Generale S.A.	626,944	19,742,632
Sodexo S.A.	24,779	2,890,597
STMicroelectronics N.V.	100,837	2,479,379
Suez	189,741	2,810,716
TechnipFMC plc	115,743	2,171,425
Teleperformance	6,569	1,557,241
Thales S.A.	15,755	1,544,671
Total S.A.	1,140,904	59,929,264
Valeo S.A.	154,826	6,104,632
Veolia Environnement S.A.	243,998	6,252,310
Vinci S.A.	121,176	13,224,588
Vivendi S.A.	273,248	7,507,980
Wendel S.A.	9,862	1,329,871
		435,598,568

Germany 8.2%
adidas AG	25,309	7,890,339
Allianz SE	117,483	28,154,820
Aurubis AG	52,133	2,469,421
BASF SE	469,733	35,333,030
Bayer AG	319,043	24,167,073
Bayerische Motoren Werke AG	236,733	19,132,903
Beiersdorf AG	12,552	1,464,947
Brenntag AG	66,779	3,564,454
Commerzbank AG	737,181	4,276,225
Continental AG	62,236	8,138,502
Covestro AG	87,985	4,123,022
Daimler AG	662,760	37,414,879
Deutsche Bank AG	1,023,529	7,385,188
Deutsche Boerse AG	16,855	2,587,868
Deutsche Lufthansa AG	198,614	3,771,040
Deutsche Pfandbriefbank AG	85,979	1,295,922
Deutsche Post AG	426,665	15,919,721
Deutsche Telekom AG	1,447,461	24,316,212
Deutsche Wohnen SE	22,973	897,950
E.ON SE	1,097,158	11,489,984
Evonik Industries AG	81,569	2,368,967
Freenet AG	72,734	1,694,553
Fresenius Medical Care AG & Co. KGaA	59,752	4,385,144
Fresenius SE & Co. KGaA	138,213	7,564,823
GEA Group AG	75,475	2,427,491
Hannover Rueck SE	14,561	2,705,261
HeidelbergCement AG	66,805	4,942,533
Henkel AG & Co. KGaA	25,843	2,501,817
HUGO BOSS AG	26,484	1,248,354
Infineon Technologies AG	170,396	3,642,592
K+S AG	135,719	1,534,597
KION Group AG	19,380	1,286,805
Kloeckner & Co. SE	186,185	1,183,483
LANXESS AG	38,813	2,589,111
Leoni AG *	46,378	598,296
Merck KGaA	20,109	2,350,252
METRO AG	159,594	2,573,538
MTU Aero Engines AG	6,149	1,667,175
Muenchener Rueckversicherungs-Gesellschaft AG	45,344	13,029,037
OSRAM Licht AG	49,218	2,124,041
ProSiebenSat.1 Media SE	141,538	2,123,974
Rheinmetall AG	11,742	1,251,172
RTL Group S.A.	19,519	931,888
RWE AG	363,130	10,774,420
Salzgitter AG	50,733	1,004,091
SAP SE	108,520	14,774,898
Security	Number of Shares	Value ($)
Siemens AG	245,589	31,714,514
Symrise AG	12,640	1,227,002
Telefonica Deutschland Holding AG	435,082	1,329,308
ThyssenKrupp AG	202,339	2,538,867
Uniper SE	199,989	6,460,882
United Internet AG	29,978	1,016,403
Volkswagen AG	22,041	4,207,963
Vonovia SE	46,515	2,425,383
		387,992,135

Hong Kong 1.6%
AIA Group Ltd.	995,936	9,974,946
BOC Hong Kong Holdings Ltd.	707,275	2,403,438
China Mengniu Dairy Co., Ltd. *	363,130	1,389,383
CK Asset Holdings Ltd.	480,827	3,197,221
CK Hutchison Holdings Ltd.	613,603	5,573,399
CLP Holdings Ltd.	388,740	4,007,706
Galaxy Entertainment Group Ltd.	313,095	2,047,902
Hang Seng Bank Ltd.	98,919	2,016,860
Henderson Land Development Co., Ltd.	190,015	913,936
Hong Kong & China Gas Co., Ltd.	802,417	1,529,438
Hong Kong Exchanges & Clearing Ltd.	46,569	1,470,647
Hongkong Land Holdings Ltd.	179,960	989,780
Jardine Matheson Holdings Ltd.	52,307	2,940,699
Jardine Strategic Holdings Ltd.	45,279	1,437,608
Lenovo Group Ltd.	3,427,394	2,263,693
Li & Fung Ltd.	14,108,872	1,622,176
Link REIT	133,529	1,364,673
MTR Corp. Ltd.	272,403	1,527,705
New World Development Co., Ltd.	1,874,959	2,447,968
Noble Group Ltd. *(a)(b)	54,070,092	593,112
PCCW Ltd.	2,033,591	1,226,221
Sands China Ltd.	523,836	2,476,054
Sino Land Co., Ltd.	656,742	984,977
SJM Holdings Ltd.	1,082,351	1,103,403
Sun Hung Kai Properties Ltd.	308,679	4,491,525
Swire Pacific Ltd., A Shares	223,756	2,013,811
Swire Pacific Ltd., B Shares	359,473	522,603
Techtronic Industries Co., Ltd.	173,224	1,302,320
The Wharf Holdings Ltd.	720,881	1,744,241
Want Want China Holdings Ltd.	1,349,330	1,161,826
WH Group Ltd.	3,672,898	3,772,489
Wharf Real Estate Investment Co., Ltd.	189,620	1,052,536
Wheelock & Co., Ltd.	266,478	1,656,179
Yue Yuen Industrial Holdings Ltd.	489,210	1,446,803
		74,667,278

Ireland 0.1%
Bank of Ireland Group plc	274,416	1,379,724
Kerry Group plc, A Shares	16,662	2,138,446
		3,518,170

Israel 0.2%
Bank Hapoalim B.M.	223,688	1,806,857
Bank Leumi Le-Israel	216,397	1,572,107
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,244,055	1,873,441
Israel Chemicals Ltd.	282,383	1,326,429
Teva Pharmaceutical Industries Ltd. *	417,785	4,339,060
		10,917,894

Italy 3.3%
A2A S.p.A.	562,696	1,059,382
Assicurazioni Generali S.p.A.	438,323	8,955,457
Atlantia S.p.A.	141,153	3,131,383

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco BPM S.p.A. *	669,870	1,492,708
BPER Banca	277,787	1,346,136
CNH Industrial N.V.	384,047	4,119,325
Enel S.p.A.	3,689,078	27,887,317
Eni S.p.A.	1,817,736	27,486,095
EXOR N.V.	132,431	10,139,522
Fiat Chrysler Automobiles N.V.	794,979	11,763,221
Hera S.p.A.	327,345	1,445,166
Intesa Sanpaolo S.p.A.	6,021,925	15,274,805
Leonardo S.p.A.	154,930	1,813,317
Mediobanca Banca di Credito Finanziario S.p.A.	131,470	1,471,332
Pirelli & C S.p.A.	184,658	1,048,560
Poste Italiane S.p.A.	135,707	1,584,588
Prysmian S.p.A.	85,156	1,942,647
Saipem S.p.A. *	288,756	1,321,287
Saras S.p.A.	593,824	1,046,291
Snam S.p.A.	541,111	2,691,991
Telecom Italia S.p.A. *	12,060,148	7,555,652
Tenaris S.A.	161,570	1,719,476
Terna Rete Elettrica Nazionale S.p.A.	269,861	1,734,710
UniCredit S.p.A.	1,258,132	17,426,216
Unione di Banche Italiane S.p.A.	674,199	2,180,310
Unipol Gruppo S.p.A.	277,864	1,629,904
		159,266,798

Japan 24.8%
Aeon Co., Ltd.	293,788	5,990,582
AGC, Inc.	127,787	4,661,758
Air Water, Inc.	80,072	1,285,422
Aisin Seiki Co., Ltd.	146,776	5,548,832
Ajinomoto Co., Inc.	167,005	2,781,637
Alfresa Holdings Corp.	98,967	2,043,324
Alps Alpine Co., Ltd.	103,909	2,344,618
Amada Holdings Co., Ltd.	113,920	1,269,130
ANA Holdings, Inc.	53,266	1,812,824
Asahi Group Holdings Ltd.	87,415	4,203,519
Asahi Kasei Corp.	571,820	6,419,986
Asics Corp.	73,974	1,224,681
Astellas Pharma, Inc.	478,713	8,163,606
Bandai Namco Holdings, Inc.	44,545	2,699,709
Bic Camera, Inc.	84,080	917,502
Bridgestone Corp.	325,652	13,010,022
Brother Industries Ltd.	115,408	2,286,872
Canon, Inc.	467,234	12,927,760
Casio Computer Co., Ltd.	77,036	1,468,123
Central Japan Railway Co.	43,946	8,866,650
Chubu Electric Power Co., Inc.	421,582	5,874,661
Chugai Pharmaceutical Co., Ltd.	17,556	1,532,282
Citizen Watch Co., Ltd.	191,690	1,060,763
Coca-Cola Bottlers Japan Holdings, Inc.	52,733	1,265,958
COMSYS Holdings Corp.	40,618	1,173,920
Concordia Financial Group Ltd.	407,493	1,652,150
Cosmo Energy Holdings Co., Ltd.	67,235	1,450,179
Dai Nippon Printing Co., Ltd.	182,722	4,883,822
Dai-ichi Life Holdings, Inc.	366,054	5,893,098
Daicel Corp.	172,575	1,695,651
Daido Steel Co., Ltd.	25,150	1,133,369
Daiichi Sankyo Co., Ltd.	102,759	6,438,976
Daikin Industries Ltd.	50,420	7,249,227
Daito Trust Construction Co., Ltd.	23,388	2,858,628
Daiwa House Industry Co., Ltd.	241,855	7,396,333
Daiwa Securities Group, Inc.	567,060	2,873,877
Denka Co., Ltd.	41,592	1,238,151
Denso Corp.	231,333	10,325,593
Dentsu, Inc.	60,064	2,177,464
DIC Corp.	60,193	1,632,483
Dowa Holdings Co., Ltd.	32,530	1,162,953
Security	Number of Shares	Value ($)
East Japan Railway Co.	119,119	10,953,596
Ebara Corp.	50,423	1,514,854
EDION Corp.	111,658	1,205,185
Eisai Co., Ltd.	40,862	3,026,124
Electric Power Development Co., Ltd.	103,489	2,480,674
FANUC Corp.	31,242	5,963,967
Fast Retailing Co., Ltd.	4,813	2,931,047
Fuji Electric Co., Ltd.	49,495	1,523,132
FUJIFILM Holdings Corp.	153,206	7,235,699
Fujikura Ltd.	355,123	1,527,376
Fujitsu Ltd.	110,252	10,018,424
Furukawa Electric Co., Ltd.	48,507	1,333,267
H2O Retailing Corp.	94,744	1,050,308
Hakuhodo DY Holdings, Inc.	96,361	1,556,594
Hankyu Hanshin Holdings, Inc.	67,540	2,898,712
Hanwa Co., Ltd.	54,982	1,400,281
Haseko Corp.	160,704	2,066,215
Hino Motors Ltd.	217,729	2,129,374
Hitachi Construction Machinery Co., Ltd.	46,678	1,230,141
Hitachi Ltd.	616,050	24,189,709
Hitachi Metals Ltd.	128,213	1,793,647
Hokuriku Electric Power Co. *	149,544	1,067,879
Honda Motor Co., Ltd.	1,327,432	37,176,824
Hoya Corp.	47,049	4,292,024
Ibiden Co., Ltd.	63,615	1,501,642
Idemitsu Kosan Co., Ltd.	567,614	15,487,450
IHI Corp.	70,527	1,644,192
Iida Group Holdings Co., Ltd.	91,699	1,628,660
Inpex Corp.	557,948	5,446,502
Isetan Mitsukoshi Holdings Ltd.	263,487	2,345,903
Isuzu Motors Ltd.	279,978	3,273,782
ITOCHU Corp.	504,083	10,992,149
J Front Retailing Co., Ltd.	159,647	2,096,360
Japan Airlines Co., Ltd.	46,208	1,435,482
Japan Display, Inc. *(a)	2,007,945	1,301,836
Japan Post Bank Co., Ltd.	111,614	1,080,366
Japan Post Holdings Co., Ltd.	507,027	4,764,230
Japan Tobacco, Inc.	418,467	9,532,152
JFE Holdings, Inc.	513,267	6,538,284
JGC Holdings Corp.	131,093	1,904,565
JSR Corp.	84,611	1,496,589
JTEKT Corp.	190,310	2,363,452
JXTG Holdings, Inc.	2,423,893	10,770,398
K's Holdings Corp.	137,142	1,685,628
Kajima Corp.	189,057	2,491,181
Kaneka Corp.	37,427	1,211,567
Kao Corp.	70,138	5,515,738
Kawasaki Heavy Industries Ltd.	103,925	2,332,642
Kawasaki Kisen Kaisha Ltd. *(a)	112,065	1,859,393
KDDI Corp.	686,654	19,682,284
Keio Corp.	22,265	1,427,270
Kewpie Corp.	48,739	1,082,842
Keyence Corp.	8,032	2,746,033
Kikkoman Corp.	29,175	1,465,277
Kinden Corp.	62,222	928,415
Kintetsu Group Holdings Co., Ltd.	40,265	2,275,960
Kirin Holdings Co., Ltd.	239,060	5,289,402
Kobe Steel Ltd.	452,536	2,309,996
Koito Manufacturing Co., Ltd.	34,219	1,762,352
Komatsu Ltd.	331,954	7,781,261
Konica Minolta, Inc.	340,918	2,232,109
Kubota Corp.	317,446	4,894,599
Kuraray Co., Ltd.	192,524	2,325,899
Kyocera Corp.	91,052	6,191,802
Kyushu Electric Power Co., Inc.	261,437	2,301,390
Kyushu Railway Co.	40,715	1,384,927
Leopalace21 Corp. *(a)	387,610	1,012,295
LIXIL Group Corp.	188,221	3,179,699
Makita Corp.	56,340	1,862,394

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marubeni Corp.	996,337	7,353,114
Matsumotokiyoshi Holdings Co., Ltd.	33,001	1,259,649
Mazda Motor Corp.	618,878	5,481,798
Medipal Holdings Corp.	104,832	2,247,699
MEIJI Holdings Co., Ltd.	40,145	2,727,411
MINEBEA MITSUMI, Inc.	120,226	2,331,842
MISUMI Group, Inc.	41,374	1,023,866
Mitsubishi Chemical Holdings Corp.	866,794	6,424,771
Mitsubishi Corp.	414,994	10,860,860
Mitsubishi Electric Corp.	911,643	12,582,854
Mitsubishi Estate Co., Ltd.	184,020	3,371,712
Mitsubishi Gas Chemical Co., Inc.	117,335	1,834,330
Mitsubishi Heavy Industries Ltd.	184,844	7,069,004
Mitsubishi Materials Corp.	115,630	3,087,409
Mitsubishi Motors Corp.	438,409	1,961,651
Mitsubishi Tanabe Pharma Corp.	79,756	1,458,782
Mitsubishi UFJ Financial Group, Inc.	4,622,817	24,403,712
Mitsui & Co., Ltd.	740,122	13,108,087
Mitsui Chemicals, Inc.	111,867	2,679,455
Mitsui Fudosan Co., Ltd.	194,633	4,839,610
Mitsui Mining & Smelting Co., Ltd.	48,794	1,225,754
Mitsui OSK Lines Ltd.	101,591	2,662,462
Mizuho Financial Group, Inc.	8,411,977	12,997,046
MS&AD Insurance Group Holdings, Inc.	171,121	5,533,188
Murata Manufacturing Co., Ltd.	120,219	6,964,381
Nagase & Co., Ltd.	116,290	1,703,307
Nagoya Railroad Co., Ltd.	52,893	1,683,245
NEC Corp.	133,904	5,349,557
NGK Insulators Ltd.	101,025	1,665,146
NGK Spark Plug Co., Ltd.	83,480	1,670,210
NH Foods Ltd.	76,763	3,217,443
NHK Spring Co., Ltd.	178,441	1,575,678
Nichirei Corp.	42,150	978,791
Nidec Corp.	24,603	3,637,317
Nikon Corp.	153,376	2,102,250
Nintendo Co., Ltd.	7,175	2,774,735
Nippon Electric Glass Co., Ltd.	51,028	1,081,508
Nippon Express Co., Ltd.	49,588	3,142,551
Nippon Paper Industries Co., Ltd.	93,763	1,634,495
Nippon Shokubai Co., Ltd.	15,877	981,529
Nippon Steel Corp.	724,043	10,615,022
Nippon Steel Trading Corp.	22,774	1,046,053
Nippon Telegraph & Telephone Corp.	379,001	19,128,285
Nippon Yusen K.K.	207,455	3,559,565
Nissan Motor Co., Ltd.	1,684,829	10,443,447
Nisshin Seifun Group, Inc.	72,065	1,352,987
Nisshinbo Holdings, Inc.	128,263	1,174,758
Nissin Foods Holdings Co., Ltd.	20,104	1,505,368
Nitori Holdings Co., Ltd.	11,267	1,764,488
Nitto Denko Corp.	71,438	4,005,381
NOK Corp.	117,773	1,841,178
Nomura Holdings, Inc.	1,396,988	7,152,691
Nomura Real Estate Holdings, Inc.	50,645	1,223,231
NSK Ltd.	272,883	2,636,382
NTN Corp.	408,738	1,265,293
NTT Data Corp.	180,699	2,461,902
NTT DOCOMO, Inc.	430,372	11,801,727
Obayashi Corp.	296,724	3,143,090
Odakyu Electric Railway Co., Ltd.	56,596	1,390,739
Oji Holdings Corp.	510,124	2,911,401
Olympus Corp.	202,338	3,000,611
Omron Corp.	65,316	3,835,101
Ono Pharmaceutical Co., Ltd.	60,812	1,363,286
Oriental Land Co., Ltd.	13,305	1,840,053
ORIX Corp.	348,730	5,708,141
Osaka Gas Co., Ltd.	234,355	4,391,347
Otsuka Corp.	25,894	1,036,848
Otsuka Holdings Co., Ltd.	118,417	5,162,293
Pan Pacific International Holdings Corp.	72,075	1,167,574
Security	Number of Shares	Value ($)
Panasonic Corp.	1,364,091	12,854,917
Recruit Holdings Co., Ltd.	129,953	4,701,614
Renesas Electronics Corp. *	200,954	1,308,376
Resona Holdings, Inc.	692,246	2,933,717
Ricoh Co., Ltd.	458,249	4,715,977
Rohm Co., Ltd.	23,914	2,009,029
Ryohin Keikaku Co., Ltd.	50,890	1,158,513
San-Ai Oil Co., Ltd.	115,906	1,112,384
Santen Pharmaceutical Co., Ltd.	63,504	1,188,779
Secom Co., Ltd.	37,992	3,228,852
Sega Sammy Holdings, Inc.	79,267	1,142,933
Seiko Epson Corp.	168,266	2,559,868
Seino Holdings Co., Ltd.	99,028	1,355,520
Sekisui Chemical Co., Ltd.	182,012	3,166,221
Sekisui House Ltd.	305,732	6,602,650
Seven & i Holdings Co., Ltd.	304,808	11,350,626
SG Holdings Co., Ltd.	50,930	1,221,278
Shikoku Electric Power Co., Inc.	90,186	858,954
Shimadzu Corp.	47,106	1,417,352
Shimamura Co., Ltd.	16,726	1,341,013
Shimano, Inc.	11,646	1,882,332
Shimizu Corp.	254,244	2,433,090
Shin-Etsu Chemical Co., Ltd.	79,003	8,447,860
Shionogi & Co., Ltd.	32,281	1,897,773
Shiseido Co., Ltd.	31,873	2,300,759
Showa Denko K.K.	57,781	1,542,269
Skylark Holdings Co., Ltd.	58,342	1,165,668
SMC Corp.	7,524	3,408,507
Softbank Corp.	294,520	3,996,500
SoftBank Group Corp.	453,113	17,597,385
Sojitz Corp.	686,876	2,157,660
Sompo Holdings, Inc.	118,836	4,683,556
Sony Corp.	201,374	12,695,517
Stanley Electric Co., Ltd.	58,949	1,631,043
Subaru Corp.	368,473	9,645,036
Sumitomo Chemical Co., Ltd.	935,898	4,221,839
Sumitomo Corp.	454,888	6,849,697
Sumitomo Electric Industries Ltd.	592,888	8,846,489
Sumitomo Forestry Co., Ltd.	109,643	1,583,921
Sumitomo Heavy Industries Ltd.	54,910	1,569,430
Sumitomo Metal Mining Co., Ltd.	98,905	2,994,877
Sumitomo Mitsui Financial Group, Inc.	462,628	16,851,640
Sumitomo Mitsui Trust Holdings, Inc.	99,718	3,812,613
Sumitomo Realty & Development Co., Ltd.	66,568	2,318,422
Sumitomo Rubber Industries Ltd.	158,196	2,009,411
Suntory Beverage & Food Ltd.	35,085	1,521,813
Suzuken Co., Ltd.	43,949	1,920,336
Suzuki Motor Corp.	161,899	7,179,084
Sysmex Corp.	18,349	1,271,243
T&D Holdings, Inc.	192,467	2,263,697
Taiheiyo Cement Corp.	72,483	2,094,865
Taisei Corp.	73,255	2,873,073
Takashimaya Co., Ltd.	123,935	1,462,186
Takeda Pharmaceutical Co., Ltd.	246,467	10,026,577
TDK Corp.	46,750	4,913,638
Teijin Ltd.	112,939	2,123,472
Terumo Corp.	75,696	2,654,993
The Chugoku Electric Power Co., Inc.	155,184	2,050,509
The Kansai Electric Power Co., Inc.	383,492	4,370,359
The Yokohama Rubber Co., Ltd.	68,844	1,417,617
TIS, Inc.	24,964	1,481,746
Tobu Railway Co., Ltd.	57,500	2,102,890
Toho Gas Co., Ltd.	34,618	1,307,145
Toho Holdings Co., Ltd.	41,480	952,248
Tohoku Electric Power Co., Inc.	388,335	3,847,534
Tokio Marine Holdings, Inc.	156,872	8,526,182
Tokyo Electric Power Co. Holdings, Inc. *	1,845,567	8,089,418
Tokyo Electron Ltd.	24,189	4,991,977
Tokyo Gas Co., Ltd.	240,988	5,819,494

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyu Corp.	127,522	2,514,108
Tokyu Fudosan Holdings Corp.	233,416	1,600,725
Toppan Printing Co., Ltd.	187,819	3,733,741
Toray Industries, Inc.	726,805	4,805,103
Toshiba Corp.	77,527	2,782,222
Tosoh Corp.	173,252	2,578,767
TOTO Ltd.	41,117	1,798,470
Toyo Seikan Group Holdings Ltd.	98,877	1,721,838
Toyo Suisan Kaisha Ltd.	30,575	1,317,816
Toyoda Gosei Co., Ltd.	64,012	1,494,646
Toyota Industries Corp.	62,534	3,671,753
Toyota Motor Corp.	1,074,924	74,972,783
Toyota Tsusho Corp.	180,970	6,320,978
TS Tech Co., Ltd.	45,254	1,405,019
Tsuruha Holdings, Inc.	11,107	1,321,562
Ube Industries Ltd.	81,842	1,757,013
Unicharm Corp.	49,243	1,612,055
West Japan Railway Co.	62,169	5,470,940
Yakult Honsha Co., Ltd.	17,381	1,018,957
Yamada Denki Co., Ltd.	608,485	3,033,813
Yamaha Corp.	32,259	1,776,292
Yamaha Motor Co., Ltd.	164,956	3,444,931
Yamato Holdings Co., Ltd.	144,906	2,477,071
Yamazaki Baking Co., Ltd.	74,703	1,369,089
Yaskawa Electric Corp.	43,410	1,593,537
Yokogawa Electric Corp.	66,896	1,223,566
Z Holdings Corp.	585,492	2,015,619
		1,177,780,325

Netherlands 2.5%
Aalberts N.V.	27,094	1,148,650
ABN AMRO Bank N.V.	117,110	2,000,154
Aegon N.V.	943,685	4,257,756
Akzo Nobel N.V.	58,446	5,601,349
APERAM S.A.	38,326	1,149,425
ArcelorMittal S.A.	569,753	9,754,842
ASML Holding N.V.	24,804	6,755,178
ASR Nederland N.V.	46,570	1,731,971
Boskalis Westminster	45,430	1,062,433
Heineken Holding N.V.	30,272	2,903,879
Heineken N.V.	40,786	4,229,040
ING Groep N.V.	1,221,799	14,069,696
Koninklijke Ahold Delhaize N.V.	586,191	15,114,529
Koninklijke DSM N.V.	36,401	4,667,788
Koninklijke KPN N.V.	1,359,676	4,191,705
Koninklijke Philips N.V.	207,115	9,624,445
NN Group N.V.	85,096	3,268,928
Prosus N.V. *	10,170	693,776
Randstad N.V.	65,223	3,801,421
Signify N.V.	94,322	2,815,265
Unibail-Rodamco-Westfield	16,995	2,659,020
Unilever N.V.	250,446	14,856,430
Wolters Kluwer N.V.	36,246	2,604,110
		118,961,790

New Zealand 0.1%
Contact Energy Ltd.	250,263	1,151,816
Fletcher Building Ltd.	643,855	2,161,510
Spark New Zealand Ltd.	676,507	1,971,494
		5,284,820

Norway 0.7%
DNB A.S.A.	245,541	4,127,188
Equinor A.S.A.	574,889	10,599,391
Mowi A.S.A.	90,755	2,252,714
Norsk Hydro A.S.A.	793,851	2,810,061
Security	Number of Shares	Value ($)
Orkla A.S.A.	216,532	2,098,641
Seadrill Ltd. *(a)	201,139	221,241
Subsea 7 S.A.	174,706	1,830,983
Telenor A.S.A.	233,106	4,257,343
Yara International A.S.A.	93,334	3,521,713
		31,719,275

Poland 0.3%
Bank Polska Kasa Opieki S.A.	56,197	1,505,848
KGHM Polska Miedz S.A. *	84,695	1,946,812
PGE Polska Grupa Energetyczna S.A. *	644,086	1,436,371
Polski Koncern Naftowy Orlen S.A.	203,550	4,834,966
Polskie Gornictwo Naftowe i Gazownictwo S.A.	952,394	1,125,033
Powszechna Kasa Oszczednosci Bank Polski S.A.	136,498	1,261,308
Powszechny Zaklad Ubezpieczen S.A.	165,245	1,635,106
Tauron Polska Energia S.A. *	2,397,430	1,093,572
		14,839,016

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,296,490	5,246,303
Galp Energia, SGPS, S.A.	207,948	3,387,664
Jeronimo Martins, SGPS, S.A.	84,893	1,356,776
		9,990,743

Republic of Korea 5.2%
Amorepacific Corp.	8,376	1,340,273
CJ CheilJedang Corp.	4,287	900,119
CJ Corp.	15,304	1,193,327
Daelim Industrial Co., Ltd.	13,386	1,018,839
DB Insurance Co., Ltd.	27,939	1,317,531
Doosan Heavy Industries & Construction Co., Ltd. *	187,362	866,102
E-MART, Inc.	18,151	2,013,107
GS Holdings Corp.	35,827	1,451,401
Hana Financial Group, Inc.	111,364	3,370,667
Hankook Tire & Technology Co., Ltd.	57,307	1,613,223
Hanwha Chemical Corp.	54,707	812,859
Hanwha Corp.	67,967	1,412,682
Hyundai Engineering & Construction Co., Ltd.	49,919	1,730,672
Hyundai Glovis Co., Ltd.	13,355	1,701,670
Hyundai Marine & Fire Insurance Co., Ltd.	47,602	1,128,439
Hyundai Mobis Co., Ltd.	44,477	9,225,640
Hyundai Motor Co.	117,927	12,080,741
Hyundai Steel Co.	87,219	2,344,498
Hyundai Wia Corp.	29,458	1,326,813
Industrial Bank of Korea	154,036	1,532,340
KB Financial Group, Inc.	117,891	4,596,267
Kia Motors Corp.	259,565	9,504,454
Korea Electric Power Corp. *	371,459	8,774,251
Korea Gas Corp.	36,769	1,164,256
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	20,891	2,122,440
Korea Zinc Co., Ltd.	3,415	1,173,848
Korean Air Lines Co., Ltd.	49,821	1,043,957
KT&G Corp.	29,260	2,422,747
LG Chem Ltd.	17,539	4,551,245
LG Corp.	26,398	1,586,808
LG Display Co., Ltd. *	439,237	5,466,523
LG Electronics, Inc.	105,207	6,226,110
LG Household & Health Care Ltd.	1,050	1,124,540
LG Uplus Corp.	127,490	1,446,358
Lotte Chemical Corp.	8,999	1,676,146

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lotte Shopping Co., Ltd.	12,339	1,384,174
NAVER Corp.	12,866	1,873,557
POSCO	69,400	13,543,326
Posco International Corp.	63,551	981,929
S-Oil Corp.	24,129	1,822,213
Samsung C&T Corp.	14,386	1,204,568
Samsung Electro-Mechanics Co., Ltd.	20,967	1,970,399
Samsung Electronics Co., Ltd.	1,951,872	83,121,671
Samsung Fire & Marine Insurance Co., Ltd.	12,123	2,386,316
Samsung Heavy Industries Co., Ltd. *	171,053	1,007,940
Samsung Life Insurance Co., Ltd.	27,303	1,655,078
Samsung SDI Co., Ltd.	8,102	1,584,525
Samsung SDS Co., Ltd.	7,734	1,280,106
Shinhan Financial Group Co., Ltd.	156,944	5,786,658
SK Holdings Co., Ltd.	12,297	2,680,843
SK Hynix, Inc.	159,266	10,908,538
SK Innovation Co., Ltd.	55,188	6,845,060
SK Networks Co., Ltd.	311,283	1,507,462
SK Telecom Co., Ltd.	8,124	1,691,998
Woongjin Coway Co., Ltd.	14,861	1,127,330
Woori Financial Group, Inc.	197,854	1,959,863
		247,584,447

Singapore 0.7%
CapitaLand Ltd.	537,186	1,445,643
ComfortDelGro Corp., Ltd.	839,917	1,443,420
DBS Group Holdings Ltd.	299,576	5,531,679
Golden Agri-Resources Ltd.	5,151,650	809,978
Hutchison Port Holdings Trust	3,659,473	578,197
Jardine Cycle & Carriage Ltd.	46,250	1,036,309
Keppel Corp., Ltd.	637,960	3,135,099
Oversea-Chinese Banking Corp., Ltd.	619,159	4,881,008
Sembcorp Industries Ltd.	547,275	876,472
Singapore Airlines Ltd.	312,090	2,097,413
Singapore Telecommunications Ltd.	2,239,876	5,536,422
United Overseas Bank Ltd.	232,418	4,388,484
Wilmar International Ltd.	1,150,427	3,440,891
		35,201,015

Spain 3.0%
Acerinox S.A. *	99,324	1,041,704
ACS, Actividades de Construccion y Servicios S.A.	104,904	4,086,521
Aena SME S.A.	9,254	1,700,917
Amadeus IT Group S.A.	40,286	3,211,519
Banco Bilbao Vizcaya Argentaria S.A.	2,470,800	13,026,263
Banco de Sabadell S.A.	3,720,212	4,130,620
Banco Santander S.A.	9,345,090	36,444,890
Bankia S.A.	558,700	1,083,276
Bankinter S.A.	169,448	1,186,018
CaixaBank S.A.	690,196	2,038,747
Enagas S.A.	53,970	1,345,461
Endesa S.A.	166,577	4,532,922
Ferrovial S.A.	98,163	2,916,921
Ferrovial S.A. - Interim Shares *(b)	1,529	45,434
Grifols S.A.	42,454	1,451,572
Iberdrola S.A.	1,720,054	16,932,238
Industria de Diseno Textil S.A.	173,268	5,398,941
Mapfre S.A.	512,835	1,446,992
Naturgy Energy Group S.A.	129,591	3,372,135
Red Electrica Corp. S.A.	97,688	1,911,867
Repsol S.A.	806,170	12,702,142
Telefonica S.A.	3,111,593	23,851,222
		143,858,322

Security	Number of Shares	Value ($)
Sweden 2.1%
Alfa Laval AB	70,102	1,725,426
Assa Abloy AB, B Shares	152,783	3,629,577
Atlas Copco AB, A Shares	121,236	4,444,322
Atlas Copco AB, B Shares	75,868	2,453,862
BillerudKorsnas AB	83,221	948,089
Boliden AB	106,197	2,740,310
Electrolux AB, Series B	91,764	2,359,253
Epiroc AB, A Shares	86,833	1,014,185
Epiroc AB, B Shares	45,651	513,399
Essity AB, B Shares	118,847	3,737,190
Hennes & Mauritz AB, B Shares	436,087	8,420,921
Hexagon AB, B Shares	30,008	1,697,250
Husqvarna AB, B Shares	136,882	1,069,356
ICA Gruppen AB	28,420	1,241,055
Industrivarden AB, A Shares	32,190	760,011
Industrivarden AB, C Shares	22,283	517,026
Investor AB, A Shares	28,103	1,465,608
Investor AB, B Shares	83,692	4,425,849
Kinnevik AB, B Shares	34,885	799,223
Sandvik AB	287,300	5,226,965
Securitas AB, B Shares	116,827	1,938,136
Skandinaviska Enskilda Banken AB, A Shares	407,558	3,496,462
Skanska AB, B Shares	179,374	3,965,205
SKF AB, B Shares	166,583	3,182,987
SSAB AB, A Shares	175,305	545,759
SSAB AB, B Shares	370,558	1,041,743
Svenska Handelsbanken AB, A Shares	436,621	4,287,686
Swedbank AB, A Shares	326,204	4,249,582
Swedish Match AB	33,773	1,618,411
Tele2 AB, B Shares	158,765	2,343,621
Telefonaktiebolaget LM Ericsson, B Shares	996,849	8,987,330
Telia Co. AB	1,242,100	5,378,629
Trelleborg AB, B Shares	86,546	1,428,095
Volvo AB, B Shares	514,675	7,960,347
		99,612,870

Switzerland 5.4%
ABB Ltd.	589,770	12,906,659
Adecco Group AG	100,477	6,215,528
Alcon, Inc. *	75,490	4,170,514
Baloise Holding AG	10,601	1,843,652
Chocoladefabriken Lindt & Sprungli AG	11	938,910
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	101	770,626
Cie Financiere Richemont S.A.	107,196	8,169,357
Clariant AG *	54,844	1,133,814
Credit Suisse Group AG *	462,897	6,070,211
Geberit AG	4,663	2,504,726
Georg Fischer AG	1,307	1,281,039
Givaudan S.A.	1,132	3,329,112
Julius Baer Group Ltd. *	34,951	1,646,563
Kuehne & Nagel International AG	14,450	2,351,098
LafargeHolcim Ltd. *	160,647	8,288,347
Lonza Group AG *	5,647	1,918,969
Nestle S.A.	504,494	52,461,116
Novartis AG	358,779	33,050,678
Pargesa Holding S.A.	9,890	780,829
Roche Holding AG	121,110	37,350,380
Roche Holding AG, Bearer Shares	4,771	1,455,147
Schindler Holding AG	2,903	694,849
Schindler Holding AG, Participation Certificate	6,499	1,621,255
Schweizerische Nationalbank (a)	1,057	5,499,975
SGS S.A.	797	2,075,143
Sika AG	17,959	3,127,797

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sonova Holding AG	5,077	1,159,833
Swiss Life Holding AG	6,064	3,008,487
Swiss Prime Site AG *	12,596	1,331,003
Swiss Re AG	121,769	13,196,160
Swisscom AG	8,313	4,305,607
The Swatch Group AG	18,106	965,677
The Swatch Group AG, Bearer Shares	11,677	3,271,687
UBS Group AG *	767,919	9,313,232
Zurich Insurance Group AG	42,048	16,506,159
		254,714,139

United Kingdom 15.8%
3i Group plc	163,460	2,264,475
Admiral Group plc	39,537	1,094,420
Aggreko plc	148,633	1,595,347
Anglo American plc	258,403	6,773,463
Antofagasta plc	120,719	1,355,383
Ashtead Group plc	97,912	2,976,256
Associated British Foods plc	117,972	3,920,213
AstraZeneca plc	206,362	19,907,590
Aviva plc	1,247,379	6,515,253
Babcock International Group plc	184,422	1,408,399
BAE Systems plc	1,079,266	8,004,842
Barclays plc	6,575,250	14,589,629
Barratt Developments plc	372,971	3,216,898
Bellway plc	41,803	1,805,471
Berkeley Group Holdings plc	45,402	2,693,243
BHP Group plc	624,881	13,821,654
BP plc	10,909,802	67,765,024
British American Tobacco plc	577,923	22,874,835
BT Group plc	4,972,755	12,321,639
Bunzl plc	75,871	2,083,495
Burberry Group plc	100,218	2,727,458
Capita plc *	812,487	1,664,708
Carnival plc	44,613	1,877,207
Centrica plc	5,855,584	6,076,023
Coca-Cola HBC AG *	42,279	1,410,401
Compass Group plc	280,211	6,866,673
CRH plc	194,226	7,411,327
Croda International plc	17,714	1,141,071
DCC plc	30,153	2,577,313
Diageo plc	280,023	11,463,942
Direct Line Insurance Group plc	717,809	2,835,597
Dixons Carphone plc	1,420,798	2,267,849
Drax Group plc	335,896	1,212,204
DS Smith plc	444,977	2,197,557
easyJet plc	129,566	2,242,403
Experian plc	115,569	3,831,391
Ferguson plc	83,090	7,224,601
Firstgroup plc *	1,527,464	2,378,833
Flutter Entertainment plc	9,469	1,077,838
G4S plc	761,352	2,059,236
GlaxoSmithKline plc	1,150,607	26,104,969
Glencore plc *	9,205,836	29,043,009
Hays plc	653,295	1,408,677
Hiscox Ltd.	49,294	869,073
HSBC Holdings plc	5,321,933	39,672,046
IMI plc	109,340	1,585,445
Imperial Brands plc	374,810	8,257,401
Inchcape plc	313,286	2,638,084
Informa plc	148,335	1,518,470
Inmarsat plc	199,987	1,405,167
InterContinental Hotels Group plc	34,152	2,211,874
International Consolidated Airlines Group S.A.	268,226	1,922,105
Intertek Group plc	17,272	1,232,348
Investec plc	202,817	1,151,427
ITV plc	1,627,074	3,053,805
Security	Number of Shares	Value ($)
J Sainsbury plc	1,731,384	4,799,347
John Wood Group plc	253,343	1,151,208
Johnson Matthey plc	121,421	4,513,850
Kingfisher plc	2,269,341	6,161,391
Land Securities Group plc	153,722	1,905,677
Legal & General Group plc	1,549,287	5,629,245
Lloyds Banking Group plc	18,885,728	14,938,148
London Stock Exchange Group plc	17,573	1,562,053
M&G plc *	442,561	1,350,989
Marks & Spencer Group plc	1,602,994	4,029,796
Meggitt plc	230,931	1,920,701
Micro Focus International plc	36,532	535,295
Mondi plc	167,424	3,628,513
National Grid plc (a)	1,553,839	17,882,004
Next plc	46,239	4,041,971
Pearson plc	264,315	2,210,671
Pennon Group plc	124,127	1,464,292
Persimmon plc	102,507	3,391,725
Prudential plc	442,561	7,879,813
Reckitt Benckiser Group plc	109,430	8,586,287
RELX plc	231,943	5,619,344
Rentokil Initial plc	216,276	1,244,621
Rio Tinto plc	358,856	19,502,539
Rolls-Royce Holdings plc *	534,566	4,920,439
Royal Dutch Shell plc, A Shares	1,658,509	47,432,187
Royal Dutch Shell plc, B Shares	1,858,325	52,629,978
Royal Mail plc	1,508,820	4,069,210
RSA Insurance Group plc	221,988	1,583,299
Severn Trent plc	79,548	2,307,943
Smith & Nephew plc	131,813	2,951,358
Smiths Group plc	114,802	2,466,526
Smurfit Kappa Group plc	68,850	2,431,270
SSE plc	582,099	9,788,289
St. James's Place plc	88,712	1,249,043
Standard Chartered plc	998,620	9,008,423
Standard Life Aberdeen plc	872,708	3,577,320
Tate & Lyle plc	197,896	1,872,227
Taylor Wimpey plc	1,285,314	2,897,001
Tesco plc	3,435,658	10,194,593
The British Land Co. plc	173,514	1,291,879
The Sage Group plc	192,095	1,873,004
The Weir Group plc	66,446	1,199,403
Travis Perkins plc	168,886	3,363,101
TUI AG	202,084	2,779,944
Unilever plc	178,517	10,571,143
United Utilities Group plc	224,950	2,483,163
Virgin Money UK plc	617,050	1,427,100
Vodafone Group plc	18,323,854	36,349,253
Whitbread plc	40,791	2,427,634
William Hill plc	612,086	1,414,828
Wm Morrison Supermarkets plc	1,971,943	5,058,056
WPP plc	616,232	7,974,949
		751,147,104
Total Common Stock
(Cost $4,431,366,852)		4,677,641,047

Preferred Stock 1.1% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	41,284	2,549,106
FUCHS PETROLUB SE	24,538	1,060,580
Henkel AG & Co. KGaA	40,967	4,330,921
Volkswagen AG	126,118	24,401,852
		32,342,459

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Italy 0.1%
Telecom Italia S.p.A. - RSP	6,443,872	3,971,703

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	18,283	1,116,035
Hyundai Motor Co., Ltd. 2nd	33,735	2,322,021
LG Chem Ltd.	2,525	357,004
Samsung Electronics Co., Ltd.	338,648	11,712,120
		15,507,180

United Kingdom 0.0%
Rolls-Royce Holdings plc *(b)	23,414,828	30,287
Total Preferred Stock
(Cost $46,920,523)		51,851,629

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	1,044,105	1,044,105
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	30,422,296	30,422,296
Total Other Investment Companies
(Cost $31,466,401)		31,466,401

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	249	24,617,385	369,028
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,287,118.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,459,115,447	$—	$—	$4,459,115,447
Hong Kong	74,074,166	—	593,112	74,667,278
Spain	143,812,888	—	45,434	143,858,322
Preferred Stock[1]	51,821,342	—	—	51,821,342
United Kingdom	—	—	30,287	30,287
Other Investment Companies[1]	31,466,401	—	—	31,466,401
Futures Contracts[2]	369,028	—	—	369,028
Total	$4,760,659,272	$—	$668,833	$4,761,328,105
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 5.2%
Adelaide Brighton Ltd.	548,306	1,301,769
ALS Ltd.	286,621	1,754,528
Ansell Ltd.	97,052	1,947,060
Aristocrat Leisure Ltd.	120,420	2,762,855
ASX Ltd.	42,976	2,375,226
AusNet Services	1,516,723	1,785,086
Australian Pharmaceutical Industries Ltd.	1,224,340	1,084,868
Bank of Queensland Ltd. (a)	400,057	2,118,787
Bapcor Ltd.	93,666	432,719
Beach Energy Ltd.	509,528	827,147
Bega Cheese Ltd. (a)	247,906	633,844
Breville Group Ltd.	70,333	816,833
carsales.com Ltd.	84,071	933,165
Challenger Ltd.	360,594	1,985,393
Charter Hall Retail REIT	163,543	508,854
Cleanaway Waste Management Ltd.	634,749	910,210
Cochlear Ltd.	11,740	1,858,100
Computershare Ltd.	226,856	2,720,587
Costa Group Holdings Ltd.	140,769	247,562
Cromwell Property Group	797,877	661,113
CSR Ltd.	887,950	2,858,901
Dexus	294,481	2,436,057
Domino's Pizza Enterprises Ltd.	13,075	467,136
Eclipx Group Ltd.	453,397	490,684
Evolution Mining Ltd.	280,261	741,213
FlexiGroup Ltd.	413,378	546,635
Flight Centre Travel Group Ltd.	46,594	1,387,658
G.U.D. Holdings Ltd.	70,366	523,551
G8 Education Ltd.	439,871	584,644
Genworth Mortgage Insurance Australia Ltd.	427,592	1,061,449
GWA Group Ltd.	291,596	650,877
Harvey Norman Holdings Ltd.	562,723	1,636,691
Healius Ltd.	877,847	1,822,892
Iluka Resources Ltd.	182,496	1,175,152
Independence Group NL	110,827	438,536
Inghams Group Ltd.	225,028	499,245
InvoCare Ltd.	64,139	571,362
IOOF Holdings Ltd.	431,508	2,285,358
IRESS Ltd.	63,024	554,609
James Hardie Industries plc	153,474	3,006,333
JB Hi-Fi Ltd.	128,653	3,255,452
Link Administration Holdings Ltd.	153,670	602,866
MACA Ltd.	896,177	697,100
Magellan Financial Group Ltd.	15,810	561,322
McMillan Shakespeare Ltd.	55,161	558,171
Mineral Resources Ltd.	143,255	1,504,821
Monadelphous Group Ltd.	158,531	1,753,217
Myer Holdings Ltd. *	7,061,066	2,435,814
nib Holdings Ltd.	290,096	1,324,491
Nine Entertainment Co. Holdings Ltd.	1,001,167	1,195,239
Northern Star Resources Ltd.	137,009	888,733
NRW Holdings Ltd.	260,013	524,101
Security	Number of Shares	Value ($)
Nufarm Ltd. *	381,489	1,277,294
Orora Ltd.	1,041,910	2,276,336
OZ Minerals Ltd.	266,176	1,899,437
Pact Group Holdings Ltd. *	306,191	523,982
Pendal Group Ltd.	187,401	1,085,049
Perenti Global Ltd.	505,665	665,252
Perpetual Ltd.	38,605	1,037,447
Premier Investments Ltd.	64,638	858,683
Qantas Airways Ltd.	690,950	3,411,718
Qube Holdings Ltd.	592,527	1,346,639
REA Group Ltd.	6,106	431,017
Regis Resources Ltd.	240,562	772,902
Resolute Mining Ltd. *	764,001	596,870
Sandfire Resources NL	196,207	741,874
Santos Ltd.	590,839	3,257,095
SEEK Ltd.	132,902	2,084,663
Seven Group Holdings Ltd.	79,789	1,033,512
Seven West Media Ltd. *	2,799,964	700,742
Sigma Healthcare Ltd.	4,690,157	2,188,972
Southern Cross Media Group Ltd.	809,683	525,763
St. Barbara Ltd.	149,921	265,685
Super Retail Group Ltd.	233,047	1,574,754
Sydney Airport	312,346	1,939,466
Tassal Group Ltd.	112,813	331,171
The GPT Group	529,521	2,202,733
The Star Entertainment Grp Ltd.	806,173	2,595,606
TPG Telecom Ltd.	195,829	925,887
Treasury Wine Estates Ltd.	207,901	2,629,674
Vicinity Centres	1,360,705	2,466,621
Vocus Group Ltd. *	136,263	291,252
Washington H Soul Pattinson & Co., Ltd.	29,753	449,188
Whitehaven Coal Ltd.	277,185	590,587
		109,683,887

Austria 0.6%
AT&S Austria Technologie & Systemtechnik AG	35,585	721,943
BAWAG Group AG *	24,917	1,001,683
CA Immobilien Anlagen AG	20,267	832,403
DO & Co. AG	3,957	356,020
EVN AG	25,107	456,216
IMMOFINANZ AG *	42,679	1,155,271
Lenzing AG	15,167	1,476,653
Oesterreichische Post AG	43,297	1,573,009
POLYTEC Holding AG (a)	40,711	414,316
S IMMO AG	25,883	650,680
UNIQA Insurance Group AG	112,325	1,118,981
Verbund AG	25,581	1,330,741
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,755	1,127,906
Zumtobel Group AG *	67,782	539,597
		12,755,419

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 1.3%
Ackermans & van Haaren N.V.	13,263	1,996,147
AGFA-Gevaert N.V. *	300,621	1,541,311
Barco N.V.	5,683	1,312,743
Befimmo S.A.	10,275	662,759
Bekaert S.A.	77,020	2,026,245
bpost S.A.	259,695	3,073,858
Cie d'Entreprises CFE	8,058	753,427
Cofinimmo S.A.	9,065	1,341,339
D'Ieteren S.A. N.V.	42,967	2,771,462
Econocom Group S.A. N.V.	110,638	287,163
Elia System Operator S.A. N.V.	15,731	1,300,875
Euronav N.V.	133,985	1,461,068
Gimv N.V.	7,379	450,739
Greenyard N.V. *(a)	110,752	616,682
Melexis N.V.	6,066	442,770
Nyrstar N.V. *(a)	1,508,927	314,448
Ontex Group N.V.	89,527	1,704,765
Orange Belgium S.A.	41,512	922,289
Sofina S.A.	3,157	685,043
Telenet Group Holding N.V. *	41,801	1,887,838
Tessenderlo Group S.A. *	27,945	975,205
		26,528,176

Canada 7.9%
Aecon Group, Inc.	106,983	1,477,183
Aimia, Inc. *	351,817	1,030,354
Alacer Gold Corp. *	128,786	692,288
Algonquin Power & Utilities Corp.	145,832	2,045,436
Allied Properties Real Estate Investment Trust	31,013	1,246,824
Altus Group Ltd.	15,664	434,689
Artis Real Estate Investment Trust	167,337	1,487,860
ATS Automation Tooling Systems, Inc. *	28,432	421,048
AutoCanada, Inc. (a)	93,421	950,914
Badger Daylighting Ltd. (a)	12,766	349,173
Baytex Energy Corp. *	1,237,524	1,341,641
Birchcliff Energy Ltd.	251,788	417,040
BlackBerry Ltd. *	176,120	971,925
Boardwalk Real Estate Investment Trust (a)	32,529	1,188,505
Bombardier, Inc., B Shares *	354,457	525,715
Bonavista Energy Corp.	2,483,131	869,306
Bonterra Energy Corp. (a)	122,278	289,987
Boyd Group Income Fund	4,256	643,214
BRP, Inc.	14,776	723,309
CAE, Inc.	110,243	2,962,223
Calfrac Well Services Ltd. *(a)	315,932	195,042
Canadian Apartment Properties REIT	42,491	1,773,537
Canadian Utilities Ltd., Class A	102,123	3,003,143
Canadian Western Bank	56,940	1,523,544
Canfor Corp. *	151,447	1,809,497
Canfor Pulp Products, Inc.	46,810	294,622
CanWel Building Materials Group Ltd. (a)	107,498	450,792
Capital Power Corp.	96,180	2,411,289
Cascades, Inc.	168,600	1,579,058
CCL Industries, Inc., Class B	49,010	2,096,185
Centerra Gold, Inc. *	231,529	1,980,177
CES Energy Solutions Corp.	405,955	571,531
Chartwell Retirement Residences	103,802	1,137,856
Chemtrade Logistics Income Fund	149,241	1,248,310
Choice Properties Real Estate Investment Trust	64,491	666,638
Chorus Aviation, Inc. (a)	121,790	738,121
Cineplex, Inc.	78,255	1,495,874
Cogeco Communications, Inc.	10,187	879,921
Cogeco, Inc.	21,885	1,696,592
Security	Number of Shares	Value ($)
Colliers International Group, Inc.	11,621	841,139
Cominar Real Estate Investment Trust	246,881	2,643,063
Constellation Software, Inc.	2,488	2,659,879
Corus Entertainment, Inc., B Shares	254,685	1,102,532
Cott Corp.	92,127	1,238,764
Crombie Real Estate Investment Trust	67,853	813,776
Detour Gold Corp. *	74,168	1,373,637
Dream Global Real Estate Investment Trust	61,377	775,386
Dream Office Real Estate Investment Trust	96,128	2,197,935
Eldorado Gold Corp. *	199,083	1,558,790
Element Fleet Management Corp.	81,852	706,210
Emera, Inc.	32,685	1,344,065
Enerflex Ltd.	112,803	1,019,112
Enerplus Corp.	314,939	1,951,401
Ensign Energy Services, Inc.	539,565	938,374
Exchange Income Corp. (a)	31,842	1,062,719
Extendicare, Inc. (a)	109,844	702,108
First Capital Realty, Inc.	75,487	1,226,433
FirstService Corp.	8,450	808,452
Franco-Nevada Corp.	24,788	2,438,583
Frontera Energy Corp.	139,902	992,190
Genworth MI Canada, Inc.	31,161	1,316,586
Granite Real Estate Investment Trust	15,071	777,803
Great Canadian Gaming Corp. *	22,201	712,371
Home Capital Group, Inc. *	83,683	2,172,954
Horizon North Logistics, Inc.	433,236	362,049
Hudbay Minerals, Inc.	204,922	668,031
Hudson's Bay Co.	279,350	2,044,255
IAMGOLD Corp. *	343,493	1,251,652
IGM Financial, Inc.	86,659	2,492,282
Innergex Renewable Energy, Inc.	55,474	715,430
Interfor Corp. *	113,202	1,342,316
Intertape Polymer Group, Inc.	56,122	680,267
Just Energy Group, Inc.	252,032	684,988
Kinross Gold Corp. *	675,486	2,919,096
Kirkland Lake Gold Ltd.	18,224	765,456
Laurentian Bank of Canada	32,258	1,122,989
Lundin Mining Corp.	398,656	2,157,980
Maple Leaf Foods, Inc.	85,270	1,568,339
Martinrea International, Inc.	232,637	2,164,798
Medical Facilities Corp.	67,163	238,161
MEG Energy Corp. *	383,871	1,601,088
Morneau Shepell, Inc.	28,618	710,144
Mullen Group Ltd. (a)	194,206	1,203,324
NFI Group, Inc.	48,716	986,974
Norbord, Inc. (a)	55,144	1,504,965
Northland Power, Inc. (a)	65,309	1,353,137
Northview Apartment Real Estate Investment Trust	25,599	584,927
OceanaGold Corp.	475,472	948,617
Pan American Silver Corp.	137,245	2,638,989
Parex Resources, Inc. *	67,116	992,908
Parkland Fuel Corp.	92,806	3,299,303
Pason Systems, Inc.	52,596	510,814
Peyto Exploration & Development Corp. (a)	469,667	983,003
PrairieSky Royalty Ltd. (a)	59,064	609,205
Precision Drilling Corp. *	1,171,090	1,243,167
Premium Brands Holdings Corp.	13,652	901,089
Quebecor, Inc., Class B	86,481	2,144,690
Restaurant Brands International, Inc.	33,025	2,169,841
Richelieu Hardware Ltd.	46,137	924,303
Ritchie Bros. Auctioneers, Inc.	31,008	1,340,003
Rogers Sugar, Inc.	124,988	454,502
Russel Metals, Inc.	141,843	2,386,743
Secure Energy Services, Inc.	253,568	811,341
SEMAFO, Inc. *	227,321	477,490
Seven Generations Energy Ltd., A Shares *	175,528	950,157

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ShawCor Ltd.	139,006	1,345,844
Sherritt International Corp. *	692,406	96,439
SmartCentres Real Estate Investment Trust	60,712	1,464,036
Stantec, Inc.	84,206	2,235,350
Stella-Jones, Inc.	32,867	942,521
Superior Plus Corp.	215,674	2,041,048
The North West Co., Inc.	53,376	1,138,447
The Stars Group, Inc. *	39,438	945,087
TMX Group Ltd.	19,001	1,527,519
Toromont Industries Ltd.	37,168	1,928,007
Tourmaline Oil Corp.	163,750	1,525,005
Transcontinental, Inc., Class A	138,096	1,528,335
Trican Well Service Ltd. *(a)	1,241,567	869,307
Turquoise Hill Resources Ltd. *	945,069	434,024
Uni-Select, Inc.	81,443	635,847
Vermilion Energy, Inc. (a)	135,520	1,948,754
Western Forest Products, Inc. (a)	1,018,754	928,057
WestJet Airlines Ltd.	132,982	3,041,591
Westshore Terminals Investment Corp.	43,257	704,097
Wheaton Precious Metals Corp.	112,383	3,088,259
Whitecap Resources, Inc.	497,050	1,534,278
Winpak Ltd.	20,297	708,122
Yamana Gold, Inc.	719,341	2,610,370
		165,123,782

Denmark 1.1%
Chr Hansen Holding A/S	15,220	1,156,706
D/S Norden A/S	61,695	939,573
Demant A/S *	34,040	1,042,338
Dfds A/S	30,688	1,296,102
FLSmidth & Co. A/S	51,158	1,880,565
Genmab A/S *	2,020	470,988
GN Store Nord A/S	35,042	1,652,193
H. Lundbeck A/S	18,732	718,165
Jyske Bank A/S *	57,559	1,911,159
Matas A/S	67,642	500,098
Nilfisk Holding A/S *	29,623	613,758
NKT A/S *(a)	57,914	1,218,720
Rockwool International A/S, B Shares	5,622	1,256,911
Royal Unibrew A/S	16,192	1,458,532
Scandinavian Tobacco Group A/S, Class A	92,583	1,071,145
Schouw & Co. A/S	14,158	1,081,218
SimCorp A/S	8,169	875,198
Spar Nord Bank A/S	52,277	468,274
Sydbank A/S	80,772	1,522,133
Topdanmark A/S	14,267	659,831
Tryg A/S	58,584	1,685,833
		23,479,440

Finland 1.2%
Aktia Bank Oyj	38,924	376,387
Cargotec Oyj, B Shares	65,567	2,164,488
Caverion Oyj	117,627	923,432
Cramo Oyj	63,780	939,526
Finnair Oyj	79,963	522,832
Huhtamaki Oyj	69,525	3,054,833
Kemira Oyj	119,077	1,861,754
Konecranes Oyj	55,565	1,770,587
Metsa Board Oyj	198,858	1,306,795
Orion Oyj, Class B	74,505	3,244,895
Outotec Oyj *	193,516	1,143,667
Sanoma Oyj	104,182	1,074,045
Tieto Oyj	76,568	2,201,775
Tokmanni Group Corp.	39,758	531,307
Uponor Oyj	72,238	927,918
Security	Number of Shares	Value ($)
Valmet Oyj	82,608	1,850,819
YIT Oyj	155,253	1,035,651
		24,930,711

France 4.1%
Aeroports de Paris	11,326	2,216,629
Albioma S.A.	27,385	689,949
ALD S.A.	177,341	2,678,846
Altarea S.C.A.	2,389	515,759
Alten S.A.	15,540	1,795,686
Altran Technologies S.A.	147,419	2,303,252
Amundi S.A.	28,763	2,178,758
Beneteau S.A.	32,795	388,718
BioMerieux	12,911	1,168,037
Bonduelle S.C.A.	16,905	443,619
Cie Plastic Omnium S.A.	72,657	1,975,553
Coface S.A.	82,146	908,459
Covivio	21,442	2,373,652
Dassault Aviation S.A.	723	984,517
Derichebourg S.A.	233,115	802,970
Edenred	62,346	3,096,859
Elior Group S.A.	181,706	2,328,056
Elis S.A.	121,538	2,426,882
Eramet	9,498	424,974
Eurofins Scientific SE	2,574	1,352,635
Euronext N.V.	25,344	1,915,582
Europcar Mobility Group	112,363	513,902
Fnac Darty S.A. *	19,361	1,088,720
Gaztransport Et Technigaz S.A.	7,459	659,588
Gecina S.A.	13,820	2,389,308
Getlink SE	183,476	3,097,224
ICADE	22,915	2,295,424
Imerys S.A.	50,498	2,004,448
Ipsen S.A.	8,797	994,206
IPSOS	59,691	1,908,644
JCDecaux S.A.	52,678	1,510,152
Kaufman & Broad S.A.	19,437	785,669
Korian S.A.	33,319	1,466,563
Latecoere SACA *	144,245	612,322
LISI	22,257	787,752
Maisons du Monde S.A.	35,731	518,071
Mercialys S.A.	67,740	896,282
Mersen S.A.	12,400	411,535
Metropole Television S.A.	80,023	1,390,558
Nexans S.A.	68,088	2,696,653
Nexity S.A.	42,881	2,162,615
Orpea	15,758	1,951,187
Quadient	94,465	1,996,692
Remy Cointreau S.A.	7,298	940,668
Rothschild & Co.	15,737	432,923
SEB S.A.	14,438	2,244,627
Societe BIC S.A.	30,923	2,130,982
Solocal Group *	1,012,123	643,355
Sopra Steria Group	12,804	1,938,359
SPIE S.A.	142,405	2,889,091
Tarkett S.A.	72,487	1,063,791
Technicolor S.A. *	1,724,136	1,405,814
Television Francaise 1 S.A.	175,225	1,417,145
Trigano S.A.	4,256	450,496
Ubisoft Entertainment S.A. *	29,047	1,764,700
Vallourec S.A. *(a)	886,859	2,281,326
Vicat S.A.	25,098	1,065,413
Vilmorin & Cie S.A.	8,935	492,587
		86,268,184

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 3.8%
1&1 Drillisch AG	15,059	398,829
Aareal Bank AG	64,212	1,982,405
alstria Office REIT-AG	26,803	489,989
Aroundtown S.A.	62,196	540,526
Axel Springer SE *	33,871	2,334,136
Bauer AG	29,855	479,288
BayWa AG	58,040	1,801,457
Bechtle AG	18,685	2,459,889
Bertrandt AG	7,421	433,667
Bilfinger SE	89,433	3,226,482
CANCOM SE	17,914	1,061,669
Carl Zeiss Meditec AG	5,342	653,800
CECONOMY AG *	323,922	1,560,060
Cewe Stiftung & Co. KGaA	4,157	443,684
CTS Eventim AG & Co., KGaA	15,101	922,430
Deutsche Euroshop AG	25,094	726,025
Deutz AG	201,679	1,209,700
Dialog Semiconductor plc *	58,220	2,964,451
Duerr AG	53,003	1,632,845
DWS Group GmbH & Co. KGaA	15,785	537,104
ElringKlinger AG *	120,990	1,045,884
Fielmann AG	13,271	1,036,720
Fraport AG Frankfurt Airport Services Worldwide	24,862	2,119,561
Gerresheimer AG	23,194	1,707,045
Grand City Properties S.A.	21,550	500,407
GRENKE AG	4,071	380,192
Hamburger Hafen und Logistik AG	18,390	497,188
Hapag-Lloyd AG	31,641	2,553,756
Heidelberger Druckmaschinen AG *	556,469	766,340
Hella GmbH & Co. KGaA	60,909	3,289,412
HOCHTIEF AG	19,046	2,341,514
Hornbach Holding AG & Co. KGaA	30,913	1,813,305
Indus Holding AG	26,414	1,122,733
Jenoptik AG	26,179	762,613
Knorr-Bremse AG	11,354	1,105,171
Koenig & Bauer AG	10,519	372,072
Krones AG	19,415	1,348,640
LEG Immobilien AG	16,893	1,908,257
Nordex SE *	82,549	1,126,810
Norma Group SE	26,336	1,090,670
Pfeiffer Vacuum Technology AG	4,286	739,579
Puma SE	32,857	2,470,759
QIAGEN N.V. *	34,225	1,466,440
Rational AG	548	419,936
Rhoen-Klinikum AG	30,491	625,321
SAF-Holland S.A.	69,778	558,564
Scout24 AG	34,432	2,133,618
Siemens Healthineers AG	26,660	1,293,982
Siltronic AG	13,808	1,144,289
Sixt SE	10,670	1,010,592
Software AG	38,642	1,304,190
Stabilus S.A.	9,818	638,694
Stroeer SE & CO. KGaA	6,387	499,652
Suedzucker AG	169,123	2,539,790
TAG Immobilien AG *	46,659	1,123,586
Takkt AG	49,379	637,010
Talanx AG *	43,093	2,055,471
TLG Immobilien AG	19,641	610,704
Wacker Chemie AG	21,587	1,489,995
Wacker Neuson SE	34,741	619,016
Wirecard AG	7,913	1,045,240
Zalando SE *	32,728	1,410,959
		78,584,113

Security	Number of Shares	Value ($)
Hong Kong 3.8%
AAC Technologies Holdings, Inc.	441,329	3,095,265
ASM Pacific Technology Ltd.	173,582	2,266,307
BOC Aviation Ltd.	81,145	766,590
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	329,306	824,553
Cathay Pacific Airways Ltd.	1,005,293	1,343,345
China Harmony New Energy Auto Holding Ltd.	2,076,216	835,499
China Travel International Investment Hong Kong Ltd.	3,098,714	486,911
Chow Tai Fook Jewellery Group Ltd.	1,401,031	1,315,522
CITIC Telecom International Holdings Ltd.	1,582,034	573,981
CK Infrastructure Holdings Ltd.	77,574	525,237
Dah Sing Financial Holdings Ltd.	141,199	514,090
Dairy Farm International Holdings Ltd.	193,925	1,134,461
Esprit Holdings Ltd. *	10,734,630	2,125,601
First Pacific Co., Ltd.	6,643,246	2,444,195
Fortune Real Estate Investment Trust	368,706	428,161
Giordano International Ltd.	1,959,158	600,681
Global Brands Group Holding Ltd.	14,070,203	1,096,461
Haitong International Securities Group Ltd.	1,786,812	506,751
Hang Lung Group Ltd.	868,862	2,102,296
Hang Lung Properties Ltd.	1,183,600	2,425,339
Huabao International Holdings Ltd.	857,430	279,320
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,352,841	465,894
Hysan Development Co., Ltd.	204,698	771,434
IGG, Inc.	355,560	259,365
Johnson Electric Holdings Ltd.	569,082	1,276,622
K Wah International Holdings Ltd.	1,558,717	854,255
Kerry Logistics Network Ltd.	600,888	927,307
Kerry Properties Ltd.	687,841	2,218,771
L'Occitane International S.A.	382,432	942,919
Lifestyle International Holdings Ltd.	374,636	405,374
Luk Fook Holdings International Ltd.	583,313	1,624,506
Man Wah Holdings Ltd.	1,760,970	1,271,052
Melco International Development Ltd.	491,235	1,204,907
MGM China Holdings Ltd.	535,938	796,949
Minth Group Ltd.	421,304	1,447,808
MMG Ltd. *	2,907,548	635,164
NagaCorp Ltd.	426,108	751,211
NewOcean Energy Holdings Ltd. *	2,871,410	414,512
Nexteer Automotive Group Ltd.	691,074	579,151
NWS Holdings Ltd.	1,043,441	1,399,653
Pacific Basin Shipping Ltd.	4,398,783	915,974
Pacific Textiles Holdings Ltd.	730,859	544,334
Pou Sheng International Holdings Ltd.	3,172,800	1,061,957
Power Assets Holdings Ltd.	193,276	1,344,432
PRADA S.p.A.	494,294	1,796,514
Road King Infrastructure Ltd.	343,065	624,093
Sa Sa International Holdings Ltd. (a)	1,897,949	426,737
Samsonite International S.A.	930,086	2,067,452
Semiconductor Manufacturing International Corp. *(a)	2,021,298	2,577,057
Shangri-La Asia Ltd.	660,326	684,979
Shougang Fushan Resources Group Ltd.	3,728,322	809,702
Shui On Land Ltd.	4,678,011	980,095
SITC International Holdings Co., Ltd.	859,401	959,556
SmarTone Telecommunications Holdings Ltd.	724,999	565,903
Sun Art Retail Group Ltd.	2,331,216	2,638,635
Swire Properties Ltd.	371,624	1,156,021
Television Broadcasts Ltd.	592,397	964,152
The Bank of East Asia Ltd.	745,569	1,682,060
Tingyi Cayman Islands Holding Corp.	1,722,649	2,803,685
Towngas China Co., Ltd. *	492,810	348,151

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Truly International Holdings Ltd. *	6,054,092	788,882
Uni-President China Holdings Ltd.	926,297	940,764
Value Partners Group Ltd.	784,384	442,909
Vitasoy International Holdings Ltd.	156,817	603,008
VSTECS Holdings Ltd.	1,695,702	868,674
VTech Holdings Ltd.	213,381	2,015,844
Wynn Macau Ltd.	837,876	1,843,215
Xinyi Glass Holdings Ltd.	1,514,911	1,780,484
Xinyi Solar Holdings Ltd.	870,877	535,137
		78,707,826

Ireland 0.3%
AIB Group plc	331,623	1,085,973
Glanbia plc	121,544	1,415,193
Irish Continental Group plc	109,501	561,422
Kingspan Group plc	52,322	2,822,207
Total Produce plc	684,449	1,067,108
		6,951,903

Israel 1.1%
Azrieli Group Ltd.	13,247	1,034,916
Cellcom Israel Ltd. *	111,724	318,259
Clal Insurance Enterprises Holdings Ltd. *	29,939	491,779
Delek Group Ltd.	6,737	953,010
El Al Israel Airlines *	1,722,835	501,445
Elbit Systems Ltd.	10,782	1,789,077
First International Bank of Israel Ltd. *	27,971	858,451
Gazit-Globe Ltd.	122,641	1,327,454
Harel Insurance Investments & Financial Services Ltd.	74,694	631,329
Israel Discount Bank Ltd., A Shares	640,827	2,954,737
Mehadrin Ltd. *	—	15
Mizrahi Tefahot Bank Ltd.	59,171	1,583,759
Nice Ltd. *	12,789	1,942,250
Oil Refineries Ltd.	2,478,455	1,214,194
Partner Communications Co., Ltd. *	114,481	534,449
Paz Oil Co., Ltd.	13,400	2,000,288
Phoenix Holdings Ltd.	74,406	465,721
Shikun & Binui Ltd.	181,201	797,888
Shufersal Ltd.	71,536	467,135
The Israel Corp., Ltd. *	7,184	1,464,500
Tower Semiconductor Ltd. *	75,228	1,673,179
		23,003,835

Italy 2.5%
ACEA S.p.A.	47,411	986,959
Amplifon S.p.A.	30,162	883,296
Anima Holding S.p.A.	291,266	1,493,990
Astaldi S.p.A. *(a)	1,059,929	742,111
ASTM S.p.A.	41,601	1,273,331
Autogrill S.p.A.	153,214	1,638,658
Azimut Holding S.p.A.	95,677	2,415,801
Banca Carige S.p.A. *(a)(b)	136,245,279	150,224
Banca Generali S.p.A.	32,345	1,068,482
Banca IFIS S.p.A.	27,198	407,244
Banca Mediolanum S.p.A.	177,228	1,800,718
Banca Monte dei Paschi di Siena S.p.A. *	537,984	874,942
Banca Popolare di Sondrio Scarl	950,825	2,249,823
Buzzi Unicem S.p.A.	83,867	2,078,765
Cerved Group S.p.A.	123,720	1,230,452
Danieli & C Officine Meccaniche S.p.A.	63,476	1,205,205
Davide Campari-Milano S.p.A.	133,029	1,215,226
De'Longhi S.p.A.	51,413	1,096,913
DiaSorin S.p.A.	5,682	759,941
Enav S.p.A.	182,954	1,085,281
ERG S.p.A.	61,823	1,354,460
Security	Number of Shares	Value ($)
Esprinet S.p.A.	151,858	771,892
Ferrari N.V.	16,638	2,814,133
Fincantieri S.p.A. *(a)	327,876	327,172
FinecoBank Banca Fineco S.p.A.	101,339	1,258,152
Freni Brembo S.p.A.	113,914	1,411,762
IMA Industria Macchine Automatiche S.p.A.	5,347	415,345
Infrastrutture Wireless Italiane S.p.A.	45,900	465,100
Interpump Group S.p.A.	30,080	940,594
Iren S.p.A.	710,277	2,203,789
Italgas S.p.A.	347,079	2,182,860
MARR S.p.A.	25,117	578,805
Mediaset S.p.A. *	545,808	1,651,361
Moncler S.p.A.	33,088	1,450,922
OVS S.p.A. *	689,600	1,584,576
Piaggio & C S.p.A.	134,883	435,756
Recordati S.p.A.	31,905	1,339,244
Salini Impregilo S.p.A *	371,643	725,299
Salvatore Ferragamo Italia S.p.A.	45,468	907,157
Societa Cattolica di Assicurazioni SC	186,474	1,500,926
Societa Iniziative Autostradali e Servizi S.p.A.	54,738	922,211
Tod's S.p.A. (a)	16,402	722,309
UnipolSai Assicurazioni S.p.A.	675,384	1,968,185
		52,589,372

Japan 35.1%
ABC-Mart, Inc.	18,293	1,217,752
Acom Co., Ltd.	120,768	500,673
Adastria Co., Ltd.	50,476	1,130,651
ADEKA Corp.	152,929	2,287,441
Advantest Corp.	49,013	2,394,480
Aeon Delight Co., Ltd.	25,919	920,691
AEON Financial Service Co., Ltd.	91,543	1,383,469
Aeon Mall Co., Ltd.	98,277	1,578,570
Ahresty Corp.	122,496	597,323
Aica Kogyo Co., Ltd.	42,756	1,360,649
Aichi Steel Corp.	36,276	1,207,433
Aida Engineering Ltd.	93,342	852,361
Ain Holdings, Inc.	18,300	1,136,335
Aisan Industry Co., Ltd.	118,897	932,632
Alconix Corp.	44,054	580,897
Alpen Co., Ltd.	42,606	708,868
Amano Corp.	52,779	1,578,406
Anritsu Corp. (a)	66,711	1,267,698
AOKI Holdings, Inc.	81,208	840,185
Aoyama Trading Co., Ltd.	106,993	1,635,524
Aozora Bank Ltd.	94,953	2,417,395
Arata Corp.	42,638	1,678,110
Arcland Sakamoto Co., Ltd.	55,650	645,379
Arcs Co., Ltd.	104,288	2,165,564
Asahi Diamond Industrial Co., Ltd.	91,299	542,742
Asahi Holdings, Inc.	42,848	1,017,694
ASKUL Corp.	21,722	583,168
Autobacs Seven Co., Ltd.	97,183	1,587,621
Avex, Inc.	66,977	801,204
Axial Retailing, Inc.	26,018	911,141
Azbil Corp.	102,732	2,908,129
Belc Co., Ltd.	11,898	560,622
Belluna Co., Ltd.	55,246	356,165
Benesse Holdings, Inc.	84,114	2,218,256
BML, Inc.	21,040	618,654
Bunka Shutter Co., Ltd.	102,386	903,158
Calbee, Inc.	51,288	1,650,901
Canon Electronics, Inc.	33,059	617,649
Canon Marketing Japan, Inc.	81,778	1,881,842
Capcom Co., Ltd.	40,623	974,492
Cawachi Ltd.	42,700	895,253

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Central Glass Co., Ltd.	77,482	1,883,454
Chiyoda Co., Ltd.	46,890	691,939
Chiyoda Corp. *	543,565	1,364,993
Chubu Shiryo Co., Ltd.	75,596	945,036
Chudenko Corp.	34,682	810,123
Chugoku Marine Paints Ltd.	77,169	715,246
CKD Corp.	81,515	1,355,482
Cocokara fine, Inc.	38,914	2,277,771
Colowide Co., Ltd.	18,960	380,204
CONEXIO Corp.	29,646	412,840
Cosmos Pharmaceutical Corp.	6,204	1,250,884
Create SD Holdings Co., Ltd.	25,224	609,006
Credit Saison Co., Ltd.	223,268	3,690,212
CyberAgent, Inc.	44,320	1,529,811
Daido Metal Co., Ltd.	93,750	612,102
Daifuku Co., Ltd.	36,186	2,104,875
Daihen Corp.	28,652	958,904
Daiho Corp.	27,136	721,578
Daiichikosho Co., Ltd.	32,577	1,612,340
Daikyonishikawa Corp.	115,858	890,808
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,477	947,098
Daio Paper Corp. (a)	113,045	1,530,871
Daiseki Co., Ltd.	26,394	772,466
Daiwabo Holdings Co., Ltd.	40,855	2,018,314
DCM Holdings Co., Ltd.	184,648	1,788,983
DeNA Co., Ltd.	109,588	1,763,255
Descente Ltd.	38,497	628,551
Dexerials Corp.	80,490	793,801
Disco Corp.	12,517	2,699,768
DMG Mori Co., Ltd.	70,013	1,107,319
Doshisha Co., Ltd.	40,504	669,457
Doutor Nichires Holdings Co., Ltd.	39,316	795,583
DTS Corp.	35,128	751,254
Duskin Co., Ltd.	58,120	1,613,412
DyDo Group Holdings, Inc.	15,419	648,384
Eagle Industry Co., Ltd.	64,476	630,571
Earth Corp.	13,316	694,314
Eizo Corp.	19,425	728,149
Exedy Corp.	77,103	1,733,427
Ezaki Glico Co., Ltd.	46,700	2,140,754
F-Tech, Inc.	50,064	337,387
FamilyMart Co., Ltd	76,142	1,796,648
Fancl Corp.	27,754	740,546
FCC Co., Ltd.	57,182	1,237,003
Feed One Co., Ltd.	313,928	481,599
Foster Electric Co., Ltd.	80,396	1,484,437
FP Corp.	13,146	781,485
Fuji Co., Ltd.	51,816	922,193
Fuji Corp.	87,232	1,543,746
Fuji Media Holdings, Inc.	56,442	763,315
Fuji Oil Co., Ltd.	325,503	719,311
Fuji Oil Holdings, Inc.	40,769	1,144,778
Fuji Seal International, Inc.	29,000	650,123
Fuji Soft, Inc.	20,345	802,579
Fujimori Kogyo Co., Ltd.	26,851	865,529
Fujitec Co., Ltd.	116,348	1,838,024
Fujitsu General Ltd.	81,696	1,550,963
Fukuoka Financial Group, Inc.	118,500	2,256,164
Fukuyama Transporting Co., Ltd.	36,825	1,371,984
Funai Electric Co., Ltd. *	85,627	574,704
Furukawa Co., Ltd.	64,139	885,565
Futaba Corp.	49,190	627,957
Futaba Industrial Co., Ltd.	196,671	1,488,816
Fuyo General Lease Co., Ltd.	11,254	743,004
G-Tekt Corp.	62,739	986,545
Geo Holdings Corp.	100,784	1,199,174
Glory Ltd.	80,851	2,440,074
Gree, Inc.	207,181	983,783
Security	Number of Shares	Value ($)
GS Yuasa Corp.	136,067	2,752,154
GungHo Online Entertainment, Inc.	65,136	1,401,337
Gunze Ltd.	26,060	1,232,680
H-One Co., Ltd.	55,312	378,310
Hakuto Co., Ltd.	33,866	406,973
Hamakyorex Co., Ltd.	19,213	643,884
Hamamatsu Photonics K.K.	45,776	1,853,863
Happinet Corp.	41,060	536,918
Hazama Ando Corp.	299,529	2,417,895
Heiwa Corp.	66,922	1,376,206
Heiwa Real Estate Co., Ltd.	17,930	430,772
Heiwado Co., Ltd.	68,317	1,297,593
Hikari Tsushin, Inc.	8,647	2,015,080
Hirose Electric Co., Ltd.	21,936	2,696,179
HIS Co., Ltd.	32,265	898,623
Hisamitsu Pharmaceutical Co., Inc.	40,518	1,986,866
Hitachi Capital Corp.	34,035	844,115
Hitachi Chemical Co., Ltd.	132,048	4,750,882
Hitachi High-Technologies Corp.	66,985	4,367,390
Hitachi Transport System Ltd.	49,784	1,416,100
Hitachi Zosen Corp.	507,558	1,946,620
Hokkaido Electric Power Co., Inc.	408,533	1,954,810
Hokuetsu Corp.	274,837	1,440,567
Hokuhoku Financial Group, Inc.	148,390	1,544,741
Horiba Ltd.	31,975	2,099,354
Hoshizaki Corp.	27,590	2,411,070
Hosiden Corp.	144,203	1,751,347
House Foods Group, Inc.	44,465	1,540,907
Hulic Co., Ltd.	139,325	1,566,150
IDOM, Inc.	149,015	711,669
Iino Kaiun Kaisha Ltd.	177,599	578,969
Inaba Denki Sangyo Co., Ltd.	91,214	2,182,273
Inabata & Co., Ltd.	156,381	2,241,970
Internet Initiative Japan, Inc.	34,465	796,557
Iriso Electronics Co., Ltd.	8,350	400,306
Iseki & Co., Ltd.	43,240	636,498
Ishihara Sangyo Kaisha Ltd.	71,602	766,954
Ito En Ltd.	38,428	1,915,961
Itochu Enex Co., Ltd.	167,273	1,364,029
Itochu Techno-Solutions Corp.	64,634	1,725,187
Itoham Yonekyu Holdings, Inc.	417,331	2,682,869
Iwatani Corp.	78,745	2,628,189
Izumi Co., Ltd.	44,625	1,719,637
Jaccs Co., Ltd.	36,982	909,775
Jafco Co., Ltd.	23,906	921,225
Japan Airport Terminal Co., Ltd.	26,163	1,359,396
Japan Aviation Electronics Industry Ltd.	86,642	1,648,817
Japan Exchange Group, Inc.	158,289	2,689,945
Japan Petroleum Exploration Co., Ltd.	60,772	1,556,620
Japan Post Insurance Co., Ltd.	64,791	1,114,067
Japan Pulp & Paper Co., Ltd.	34,336	1,258,872
Joshin Denki Co., Ltd.	61,230	1,360,915
Joyful Honda Co., Ltd.	96,582	1,295,580
Juki Corp.	47,656	395,574
JVC Kenwood Corp.	438,163	1,112,312
Kadokawa Dwango *	67,821	1,037,969
Kaga Electronics Co., Ltd.	61,538	1,370,009
Kagome Co., Ltd.	58,574	1,422,764
Kakaku.com, Inc.	31,511	759,936
Kaken Pharmaceutical Co., Ltd.	27,140	1,459,726
Kameda Seika Co., Ltd.	11,194	514,161
Kamigumi Co., Ltd.	111,510	2,470,306
Kanamoto Co., Ltd.	38,936	1,109,308
Kandenko Co., Ltd.	171,501	1,630,285
Kanematsu Corp.	216,031	2,757,843
Kansai Paint Co., Ltd.	126,910	3,196,218
Kasai Kogyo Co., Ltd.	130,122	1,020,681
Kato Sangyo Co., Ltd.	61,574	2,060,713
Kato Works Co., Ltd.	20,026	333,188

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Keihan Holdings Co., Ltd.	52,266	2,553,402
Keihin Corp.	126,637	2,975,409
Keikyu Corp.	137,750	2,831,479
Keisei Electric Railway Co., Ltd.	57,416	2,364,589
KH Neochem Co., Ltd.	27,360	621,103
Kintetsu World Express, Inc.	63,649	1,119,423
Kissei Pharmaceutical Co., Ltd.	25,007	687,344
Kitz Corp.	130,088	903,999
Kobayashi Pharmaceutical Co., Ltd.	21,094	1,729,743
Kohnan Shoji Co., Ltd.	54,720	1,263,692
Kokusai Pulp & Paper Co., Ltd.	184,564	502,238
Kokuyo Co., Ltd.	120,839	1,820,695
Komeri Co., Ltd.	58,618	1,251,474
Komori Corp.	68,155	715,095
Konami Holdings Corp.	47,266	2,080,377
Konishi Co., Ltd.	43,163	585,308
Konoike Transport Co., Ltd.	56,287	851,167
Kose Corp.	8,281	1,318,033
Kumagai Gumi Co., Ltd.	44,963	1,326,185
Kura Sushi, Inc.	8,408	373,911
Kurabo Industries Ltd.	49,989	1,169,042
Kureha Corp.	21,177	1,255,034
Kurita Water Industries Ltd.	106,644	2,979,916
Kusuri no Aoki Holdings Co., Ltd.	5,234	398,130
KYB Corp. *	74,144	2,210,576
Kyoei Steel Ltd.	46,724	879,782
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,589	804,553
Kyokuyo Co., Ltd.	23,440	621,585
KYORIN Holdings, Inc.	51,515	877,792
Kyoritsu Maintenance Co., Ltd.	11,284	541,995
Kyowa Exeo Corp.	102,630	2,670,948
Kyowa Kirin Co., Ltd.	140,192	2,973,847
Kyudenko Corp.	39,903	1,282,609
Kyushu Financial Group, Inc.	258,874	1,163,054
Lawson, Inc.	41,289	2,247,123
Life Corp.	42,351	966,830
Lintec Corp.	73,751	1,643,925
Lion Corp.	124,398	2,504,772
LIXIL VIVA Corp.	29,816	530,921
M3, Inc.	39,577	1,087,816
Mabuchi Motor Co., Ltd.	48,280	1,838,440
Macnica Fuji Electronics Holdings, Inc.	107,400	1,818,278
Maeda Corp.	161,771	1,450,636
Maeda Road Construction Co., Ltd.	84,304	1,980,001
Makino Milling Machine Co., Ltd.	28,976	1,428,823
Mandom Corp.	29,218	807,090
Marudai Food Co., Ltd.	75,681	1,601,250
Maruha Nichiro Corp.	49,925	1,316,623
Marui Group Co., Ltd.	114,774	2,760,613
Maruichi Steel Tube Ltd.	55,066	1,583,946
Maruzen Showa Unyu Co., Ltd.	17,278	489,893
Max Co., Ltd.	46,397	898,621
Maxell Holdings Ltd.	81,989	1,101,322
MCJ Co., Ltd.	56,316	411,404
Mebuki Financial Group, Inc.	729,732	1,885,802
Megmilk Snow Brand Co., Ltd.	85,731	2,078,493
Meidensha Corp.	74,973	1,467,146
Meitec Corp.	17,206	909,714
Ministop Co., Ltd.	23,678	318,272
Miraca Holdings, Inc.	103,618	2,560,408
Mirait Holdings Corp.	96,028	1,432,835
Mitsuba Corp.	225,421	1,502,669
Mitsubishi Logistics Corp.	64,378	1,644,281
Mitsubishi Pencil Co., Ltd.	32,247	507,660
Mitsubishi Steel Manufacturing Co., Ltd.	34,954	360,360
Mitsubishi UFJ Lease & Finance Co., Ltd.	262,790	1,686,982
Mitsuboshi Belting Ltd.	29,837	569,167
Mitsui E&S Holdings Co., Ltd. *	264,856	2,171,863
Mitsui Matsushima Holdings Co., Ltd.	29,932	327,719
Security	Number of Shares	Value ($)
Mitsui Sugar Co., Ltd.	22,952	484,987
Mitsui-Soko Holdings Co., Ltd.	40,960	743,197
Miura Co., Ltd.	37,641	1,258,023
Mizuno Corp.	39,456	1,013,512
Mochida Pharmaceutical Co., Ltd.	18,436	740,740
Modec, Inc.	16,284	367,881
Morinaga & Co., Ltd.	25,283	1,288,276
Morinaga Milk Industry Co., Ltd.	76,192	3,179,595
Morita Holdings Corp.	37,912	606,537
MOS Food Services, Inc.	22,700	636,371
Musashi Seimitsu Industry Co., Ltd.	68,566	952,949
Nabtesco Corp.	92,577	2,840,459
Nachi-Fujikoshi Corp.	30,189	1,394,908
Namura Shipbuilding Co., Ltd.	234,088	602,802
Nankai Electric Railway Co., Ltd.	76,222	2,063,722
NEC Networks & System Integration Corp.	35,631	1,112,757
NET One Systems Co., Ltd.	52,313	1,468,930
Nexon Co., Ltd. *	133,462	1,819,549
Nichi-iko Pharmaceutical Co., Ltd.	51,296	621,117
Nichias Corp.	75,034	1,793,800
Nichicon Corp.	102,988	1,136,997
Nichiha Corp.	32,287	814,914
NichiiGakkan Co., Ltd.	44,994	670,123
Nifco, Inc.	81,104	2,229,231
Nihon Kohden Corp.	53,849	1,458,953
Nihon Parkerizing Co., Ltd.	85,498	906,430
Nihon Unisys Ltd.	43,459	1,396,911
Nikkiso Co., Ltd.	71,423	879,825
Nippo Corp.	87,728	1,795,256
Nippon Chemi-Con Corp.	39,348	740,537
Nippon Denko Co., Ltd.	271,266	435,968
Nippon Densetsu Kogyo Co., Ltd.	42,069	864,737
Nippon Flour Mills Co., Ltd.	83,245	1,291,510
Nippon Gas Co., Ltd.	35,236	1,113,292
Nippon Holdings Co., Ltd.	62,337	1,545,475
Nippon Kayaku Co., Ltd.	187,982	2,346,556
Nippon Koei Co., Ltd.	25,425	781,254
Nippon Light Metal Holdings Co., Ltd.	1,299,688	2,646,611
Nippon Paint Holdings Co., Ltd.	50,953	2,717,245
Nippon Seiki Co., Ltd.	92,173	1,540,285
Nippon Sheet Glass Co., Ltd.	282,796	1,668,215
Nippon Shinyaku Co., Ltd.	12,263	1,106,369
Nippon Signal Co., Ltd.	82,820	978,624
Nippon Soda Co., Ltd.	48,266	1,287,857
Nippon Suisan Kaisha Ltd.	383,794	2,302,554
Nippon Television Holdings, Inc.	50,232	659,607
Nippon Yakin Kogyo Co., Ltd.	18,251	388,986
Nipro Corp.	152,727	1,833,951
Nishi-Nippon Financial Holdings, Inc.	162,687	1,255,324
Nishi-Nippon Railroad Co., Ltd.	95,359	2,243,997
Nishimatsu Construction Co., Ltd.	93,845	2,046,405
Nishimatsuya Chain Co., Ltd.	86,768	787,575
Nishio Rent All Co., Ltd.	27,472	760,115
Nissan Chemical Corp.	51,362	2,033,187
Nissan Shatai Co., Ltd.	197,827	1,999,767
Nissha Co., Ltd.	61,362	629,814
Nissin Electric Co., Ltd.	39,242	411,376
Nissin Kogyo Co., Ltd.	85,096	1,728,962
Nittetsu Mining Co., Ltd.	20,476	841,403
Nitto Boseki Co., Ltd.	33,857	1,245,947
Nitto Kogyo Corp.	45,498	1,034,933
NOF Corp.	48,915	1,632,584
Nojima Corp.	48,892	1,012,128
Nomura Co., Ltd.	38,926	499,416
Nomura Research Institute Ltd.	157,526	3,321,409
Noritake Co., Ltd.	18,150	769,026
Noritz Corp.	87,425	1,124,845
North Pacific Bank Ltd.	781,899	1,706,455
NS Solutions Corp.	24,451	846,218

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NS United Kaiun Kaisha Ltd.	16,994	358,626
NSD Co., Ltd.	24,859	809,262
Obic Co., Ltd.	10,928	1,449,948
Oiles Corp.	40,365	620,348
Okabe Co., Ltd.	60,283	508,092
Okamoto Industries, Inc.	12,781	486,684
Okamura Corp.	114,161	1,131,081
Okasan Securities Group, Inc.	230,758	857,625
Oki Electric Industry Co., Ltd.	175,655	2,417,241
OKUMA Corp.	32,359	1,787,708
Okumura Corp.	42,634	1,179,628
Onoken Co., Ltd.	44,644	537,717
Onward Holdings Co., Ltd.	292,503	1,690,753
Open House Co., Ltd.	33,922	907,292
Oracle Corp. Japan	12,088	1,111,553
Orient Corp.	605,709	879,442
Osaka Soda Co., Ltd.	25,680	714,050
Osaki Electric Co., Ltd.	62,174	421,836
OSG Corp.	62,656	1,277,608
Pacific Industrial Co., Ltd.	57,357	790,354
PALTAC Corp.	46,074	2,280,350
Paramount Bed Holdings Co., Ltd.	18,376	721,549
Park24 Co., Ltd.	69,146	1,670,086
Penta-Ocean Construction Co., Ltd.	369,372	2,128,333
Persol Holdings Co., Ltd.	121,111	2,226,248
Pigeon Corp.	28,959	1,346,008
Pilot Corp.	18,156	697,989
Piolax, Inc.	30,259	599,322
Plenus Co., Ltd.	49,008	861,925
Pola Orbis Holdings, Inc.	35,633	877,891
Press Kogyo Co., Ltd.	245,493	993,091
Prima Meat Packers Ltd.	57,562	1,333,529
Raito Kogyo Co., Ltd.	54,495	771,818
Raiznext Corp.	57,212	644,686
Rakuten, Inc.	311,523	2,699,619
Relia, Inc.	56,011	723,729
Relo Group, Inc.	28,006	740,876
Rengo Co., Ltd.	312,706	2,318,667
Resorttrust, Inc.	47,312	793,646
Restar Holdings Corp.	60,060	1,093,047
Riken Corp.	16,176	630,733
Rinnai Corp.	37,381	2,867,322
Riso Kagaku Corp.	38,056	660,620
Rohto Pharmaceutical Co., Ltd.	53,668	1,685,854
Round One Corp.	57,333	576,419
Royal Holdings Co., Ltd.	26,040	600,173
Ryobi Ltd.	69,362	1,327,575
Ryosan Co., Ltd.	73,209	1,942,703
Ryoyo Electro Corp.	47,931	889,378
S Foods, Inc.	23,728	656,523
Saizeriya Co., Ltd.	35,236	832,073
Sakai Chemical Industry Co., Ltd.	27,997	634,541
Sakata INX Corp.	82,106	889,963
Sakata Seed Corp.	14,687	469,405
Sala Corp.	69,118	390,055
San-A Co., Ltd.	24,779	1,133,621
Sanden Holdings Corp. *	143,738	1,005,418
Sangetsu Corp.	66,639	1,285,194
Sanken Electric Co., Ltd.	46,593	1,352,988
Sanki Engineering Co., Ltd.	68,391	908,674
Sankyo Co., Ltd.	36,991	1,249,810
Sankyo Tateyama, Inc.	112,481	1,269,533
Sankyu, Inc.	50,023	2,576,292
Sanoh Industrial Co., Ltd. (a)	88,332	1,060,694
Sanrio Co., Ltd.	39,213	773,446
Sanshin Electronics Co., Ltd.	37,948	579,737
Sanwa Holdings Corp.	207,936	2,280,441
Sanyo Chemical Industries Ltd.	16,129	820,368
Sanyo Denki Co., Ltd.	14,285	718,750
Security	Number of Shares	Value ($)
Sanyo Shokai Ltd.	43,544	549,519
Sanyo Special Steel Co., Ltd.	64,833	888,634
Sapporo Holdings Ltd.	99,049	2,399,571
Sato Holdings Corp.	25,056	773,347
Sawai Pharmaceutical Co., Ltd.	27,545	1,624,881
SBI Holdings, Inc.	111,264	2,309,406
SCREEN Holdings Co., Ltd.	37,111	2,585,672
SCSK Corp.	26,025	1,361,732
Seibu Holdings, Inc.	153,220	2,698,944
Seiko Holdings Corp.	50,862	1,309,287
Seiren Co., Ltd.	56,256	785,457
Sekisui Jushi Corp.	28,271	578,793
Senko Group Holdings Co., Ltd.	193,464	1,600,570
Senshu Ikeda Holdings, Inc.	300,803	576,830
Seven Bank Ltd.	422,675	1,308,436
Sharp Corp.	113,205	1,709,808
Shibuya Corp.	13,274	376,365
Shima Seiki Manufacturing Ltd.	21,472	541,163
Shimachu Co., Ltd.	71,170	1,935,387
Shindengen Electric Manufacturing Co., Ltd.	17,097	570,629
Shinko Electric Industries Co., Ltd.	118,771	1,197,363
Shinko Shoji Co., Ltd.	63,716	513,754
Shinmaywa Industries Ltd.	119,574	1,584,347
Shinsei Bank Ltd.	91,888	1,445,740
Shinsho Corp.	26,936	633,369
Ship Healthcare Holdings, Inc.	35,322	1,465,971
Shizuoka Gas Co., Ltd.	136,926	1,140,321
SHO-BOND Holdings Co., Ltd.	17,588	680,168
Shochiku Co., Ltd.	5,054	737,955
Shoei Foods Corp.	14,062	430,168
Showa Corp.	90,030	1,872,782
Siix Corp.	72,326	997,942
Sintokogio Ltd.	84,720	793,742
SKY Perfect JSAT Holdings, Inc.	227,466	972,095
Sohgo Security Services Co., Ltd.	44,811	2,328,322
Sony Financial Holdings, Inc.	85,341	1,979,419
Sotetsu Holdings, Inc.	52,949	1,462,613
Square Enix Holdings Co., Ltd.	51,083	2,523,596
St Marc Holdings Co., Ltd.	23,058	493,544
Starts Corp., Inc.	31,697	767,605
Starzen Co., Ltd.	28,324	1,153,548
Sugi Holdings Co., Ltd.	42,671	2,396,372
SUMCO Corp.	168,549	2,602,651
Sumitomo Bakelite Co., Ltd.	37,388	1,474,899
Sumitomo Dainippon Pharma Co., Ltd.	79,293	1,496,654
Sumitomo Mitsui Construction Co., Ltd.	235,938	1,292,693
Sumitomo Osaka Cement Co., Ltd.	53,491	2,229,809
Sumitomo Riko Co., Ltd.	115,775	1,054,038
Sumitomo Seika Chemicals Co., Ltd.	18,235	578,638
Sundrug Co., Ltd.	84,854	2,975,430
Suruga Bank Ltd. *(a)	338,492	1,706,215
Sushiro Global Holdings Ltd.	11,642	914,265
T-Gaia Corp.	43,136	1,030,837
Tachi-S Co., Ltd.	109,036	1,419,828
Tachibana Eletech Co., Ltd.	52,302	838,188
Tadano Ltd.	182,060	1,778,871
Taihei Dengyo Kaisha Ltd.	24,523	519,751
Taikisha Ltd.	40,786	1,357,547
Taisho Pharmaceutical Holdings Co., Ltd.	22,531	1,662,410
Taiyo Holdings Co., Ltd.	11,314	435,472
Taiyo Nippon Sanso Corp.	96,105	2,138,689
Taiyo Yuden Co., Ltd. (a)	125,065	3,273,092
Takamatsu Construction Group Co., Ltd.	24,141	603,360
Takara Holdings, Inc.	135,397	1,308,100
Takara Standard Co., Ltd.	74,929	1,373,915
Takasago International Corp.	26,532	626,534
Takasago Thermal Engineering Co., Ltd.	77,666	1,345,379
Takeuchi Manufacturing Co., Ltd.	39,498	609,187

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takuma Co., Ltd.	60,502	692,256
Tamron Co., Ltd.	26,435	616,760
Tamura Corp.	85,720	518,970
TechnoPro Holdings, Inc.	11,957	794,877
The 77 Bank Ltd.	53,239	859,039
The Awa Bank Ltd.	25,850	627,661
The Bank of Kyoto Ltd.	27,633	1,139,284
The Chiba Bank Ltd.	476,896	2,717,406
The Chugoku Bank Ltd.	129,352	1,293,402
The Gunma Bank Ltd.	415,844	1,473,358
The Hachijuni Bank Ltd.	366,638	1,573,554
The Hiroshima Bank Ltd.	303,277	1,495,476
The Hokkoku Bank Ltd.	22,471	709,978
The Hyakugo Bank Ltd.	154,384	500,469
The Hyakujushi Bank Ltd.	28,636	594,110
The Iyo Bank Ltd.	240,798	1,319,321
The Japan Steel Works Ltd.	77,738	1,603,599
The Japan Wool Textile Co., Ltd.	94,519	917,484
The Juroku Bank Ltd.	35,953	868,046
The Keiyo Bank Ltd.	127,422	730,719
The Kiyo Bank Ltd.	53,398	835,761
The Musashino Bank Ltd.	32,662	578,318
The Nanto Bank Ltd.	33,551	848,962
The Nippon Road Co., Ltd.	12,451	792,471
The Nisshin Oillio Group Ltd.	48,316	1,716,275
The Ogaki Kyoritsu Bank Ltd.	33,048	764,410
The Oita Bank Ltd.	11,860	308,115
The Okinawa Electric Power Co., Inc.	85,948	1,561,050
The San-In Godo Bank Ltd.	110,711	684,425
The Shiga Bank Ltd.	30,253	751,421
The Shizuoka Bank Ltd.	338,276	2,573,134
The Sumitomo Warehouse Co., Ltd.	75,858	1,038,363
THK Co., Ltd.	96,486	2,709,291
Toa Corp. Tokyo (a)	51,963	721,722
Toagosei Co., Ltd.	170,174	1,936,232
Toda Corp.	303,199	1,855,021
Toei Co., Ltd.	4,437	695,674
Toho Co., Ltd.	54,641	2,217,873
Toho Zinc Co., Ltd.	42,817	828,502
Tokai Carbon Co., Ltd. (a)	93,081	914,575
TOKAI Holdings Corp.	141,065	1,389,911
Tokai Rika Co., Ltd.	134,527	2,621,501
Tokai Tokyo Financial Holdings, Inc.	298,624	916,242
Token Corp.	15,689	1,045,838
Tokuyama Corp.	84,617	2,282,519
Tokyo Broadcasting System Holdings, Inc.	43,154	689,613
Tokyo Century Corp.	25,786	1,375,128
Tokyo Dome Corp.	87,249	811,859
Tokyo Ohka Kogyo Co., Ltd.	36,124	1,344,218
Tokyo Seimitsu Co., Ltd.	37,211	1,335,396
Tokyo Steel Manufacturing Co., Ltd.	112,446	858,413
Tokyo Tatemono Co., Ltd.	172,748	2,628,054
Tokyu Construction Co., Ltd.	104,465	743,112
TOMONY Holdings, Inc.	106,626	404,071
Tomy Co., Ltd.	87,096	1,059,372
Tonami Holdings Co., Ltd.	9,148	421,856
Topcon Corp.	81,001	1,071,039
Toppan Forms Co., Ltd.	115,386	1,229,618
Topre Corp.	76,901	1,207,832
Topy Industries Ltd.	58,280	1,118,661
Toshiba Machine Co., Ltd.	41,908	1,067,695
Toshiba Plant Systems & Services Corp.	35,078	853,647
Toshiba TEC Corp.	37,479	1,519,558
Totetsu Kogyo Co., Ltd.	30,593	906,532
Towa Pharmaceutical Co., Ltd.	14,418	370,489
Toyo Construction Co., Ltd.	161,479	738,754
Toyo Ink SC Holdings Co., Ltd.	81,045	1,994,487
Toyo Tire Corp.	201,811	2,904,339
Toyobo Co., Ltd.	185,370	2,706,663
Security	Number of Shares	Value ($)
Toyota Boshoku Corp.	161,532	2,541,500
TPR Co., Ltd.	65,353	1,240,698
Trancom Co., Ltd.	10,087	699,117
Transcosmos, Inc.	40,473	1,059,963
Trend Micro, Inc.	45,737	2,468,320
Trusco Nakayama Corp.	43,831	1,119,490
TSI Holdings Co., Ltd.	208,494	1,052,846
Tsubaki Nakashima Co., Ltd.	35,179	547,393
Tsubakimoto Chain Co.	55,922	1,909,856
Tsukishima Kikai Co., Ltd.	44,949	683,819
Tsumura & Co.	48,928	1,458,770
TV Asahi Holdings Corp.	34,943	557,442
UACJ Corp.	89,840	2,016,498
Ulvac, Inc.	38,932	1,530,474
Unipres Corp.	135,475	2,046,166
United Arrows Ltd.	32,120	964,979
United Super Markets Holdings, Inc.	180,580	1,611,055
Unizo Holdings Co., Ltd.	16,796	752,300
Ushio, Inc.	130,420	1,949,571
USS Co., Ltd.	84,400	1,635,438
Valor Holdings Co., Ltd.	88,333	1,635,826
Vital KSK Holdings, Inc.	85,158	860,056
VT Holdings Co., Ltd.	159,528	690,497
Wacoal Holdings Corp.	75,317	2,083,924
Wacom Co., Ltd.	157,865	642,935
Wakita & Co., Ltd.	65,582	658,754
Warabeya Nichiyo Holdings Co., Ltd.	58,653	979,603
Welcia Holdings Co., Ltd.	35,433	2,171,084
World Co., Ltd.	20,488	520,666
Xebio Holdings Co., Ltd.	73,064	880,691
YAMABIKO Corp.	65,803	677,799
Yamaguchi Financial Group, Inc.	190,780	1,311,819
Yamato Kogyo Co., Ltd.	39,010	960,021
Yamazen Corp.	143,790	1,356,361
Yaoko Co., Ltd.	20,327	946,651
Yellow Hat Ltd.	54,740	986,230
Yodogawa Steel Works Ltd.	63,574	1,234,790
Yokogawa Bridge Holdings Corp.	38,805	675,039
Yokohama Reito Co., Ltd.	72,647	707,829
Yorozu Corp.	73,714	970,647
Yoshinoya Holdings Co., Ltd.	68,861	1,733,630
Yuasa Trading Co., Ltd.	43,360	1,367,992
Yurtec Corp.	114,706	699,695
Zenkoku Hosho Co., Ltd.	11,156	447,218
Zensho Holdings Co., Ltd.	57,716	1,316,542
Zeon Corp.	202,401	2,606,021
ZERIA Pharmaceutical Co., Ltd.	28,274	557,683
Zojirushi Corp. (a)	48,040	783,046
ZOZO, Inc.	17,470	347,613
		733,548,426

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.7%
Accell Group N.V.	32,651	925,226
Altice Europe N.V. *	625,128	3,723,416
Altice Europe N.V., Class B *	58,619	348,374
AMG Advanced Metallurgical Group N.V. (a)	15,085	355,275
Arcadis N.V.	124,065	2,525,219
ASM International N.V.	22,757	2,533,025
BE Semiconductor Industries N.V.	40,098	1,480,662
Brunel International N.V. (a)	49,497	481,901
Corbion N.V.	60,163	1,862,708
Eurocommercial Properties N.V.	33,338	960,132
ForFarmers N.V.	93,196	574,417

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fugro N.V. CVA *(a)	226,445	2,131,753
GrandVision N.V.	27,539	835,024
IMCD N.V.	14,569	1,212,816
Intertrust N.V.	29,636	557,464
Koninklijke BAM Groep N.V.	521,186	1,422,858
Koninklijke Volkerwessels N.V.	57,743	1,397,500
Koninklijke Vopak N.V.	44,416	2,369,808
NSI N.V.	12,579	560,332
OCI N.V. *	37,452	710,267
PostNL N.V.	753,376	1,594,891
SBM Offshore N.V.	140,815	2,374,742
Sligro Food Group N.V.	53,891	1,408,259
TKH Group N.V.	32,799	1,701,163
TomTom N.V. *	46,671	490,254
Wereldhave N.V.	34,921	835,535
		35,373,021

New Zealand 0.9%
Air New Zealand Ltd.	995,472	1,808,352
Auckland International Airport Ltd.	217,439	1,260,354
Chorus Ltd.	449,451	1,702,165
EBOS Group Ltd.	83,450	1,220,782
Fisher & Paykel Healthcare Corp., Ltd.	133,491	1,897,986
Freightways Ltd.	68,010	345,753
Genesis Energy Ltd.	564,913	1,160,377
Infratil Ltd.	488,846	1,537,572
Mainfreight Ltd.	50,469	1,350,915
Mercury NZ Ltd.	482,168	1,485,617
Meridian Energy Ltd.	723,598	2,187,689
SKY Network Television Ltd.	1,785,534	974,214
SKYCITY Entertainment Group Ltd.	585,616	1,503,628
Z Energy Ltd.	418,067	1,376,673
		19,812,077

Norway 1.5%
Adevinta A.S.A., Class B *	56,938	593,516
Aker A.S.A., A Shares	23,582	1,280,294
Aker BP A.S.A.	17,889	513,384
Aker Solutions A.S.A. *	322,506	769,356
Atea A.S.A. *	105,834	1,459,446
Austevoll Seafood A.S.A.	83,801	802,559
Bakkafrost P/F	16,946	1,137,143
Borregaard A.S.A.	81,899	831,475
BW LPG Ltd.	184,512	1,595,768
BW Offshore Ltd. *	95,197	631,056
DOF A.S.A. *(a)	1,049,684	153,869
Elkem A.S.A.	176,617	408,481
Entra A.S.A.	43,328	658,652
Europris A.S.A.	221,118	772,146
Gjensidige Forsikring A.S.A.	122,225	2,301,938
Kongsberg Automotive A.S.A. *	795,006	417,375
Kongsberg Gruppen A.S.A.	70,032	1,047,864
Kvaerner A.S.A.	255,849	336,980
Leroy Seafood Group A.S.A.	152,524	965,530
PGS A.S.A. *	1,066,895	1,803,142
Salmar A.S.A.	21,761	1,037,296
Schibsted A.S.A., B Shares	23,788	613,711
Schibsted A.S.A., Class A	24,914	683,068
SpareBank 1 Nord Norge	114,721	899,372
SpareBank 1 SMN	98,894	1,029,788
SpareBank 1 SR-Bank A.S.A.	91,530	965,529
Storebrand A.S.A.	229,378	1,644,819
TGS Nopec Geophysical Co. A.S.A.	81,639	2,326,946
Tomra Systems A.S.A.	29,597	882,485
Security	Number of Shares	Value ($)
Veidekke A.S.A.	128,217	1,669,260
XXL A.S.A. *	200,650	345,107
		30,577,355

Poland 1.0%
Alior Bank S.A. *	60,178	453,906
Asseco Poland S.A.	135,074	1,956,493
Bank Handlowy w Warszawie S.A.	27,565	366,495
Bank Millennium S.A. *	252,993	357,071
CCC S.A.	9,505	273,165
Ciech S.A. *	38,290	352,447
Cyfrowy Polsat S.A.	198,334	1,415,856
Enea S.A. *	649,340	1,485,112
Energa S.A. *	953,012	1,677,679
Eurocash S.A.	186,949	1,064,989
Grupa Azoty S.A. *	133,152	1,095,571
Grupa Lotos S.A.	114,655	2,687,659
Jastrzebska Spolka Weglowa S.A.	60,752	324,649
Kernel Holding S.A.	97,151	1,030,865
LPP S.A.	450	1,001,010
mBank S.A. *	6,520	620,484
Orange Polska S.A. *	1,843,902	3,012,627
PLAY Communications S.A.	188,065	1,572,398
Santander Bank Polska S.A.	13,380	940,796
		21,689,272

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	362,980	1,231,082
EDP Renovaveis S.A.	61,885	678,933
Mota-Engil, SGPS, S.A.	299,858	630,499
NOS, SGPS S.A.	191,756	1,041,082
REN - Redes Energeticas Nacionais, SGPS, S.A.	359,098	1,096,758
Semapa-Sociedade de Investimento e Gestao	45,960	693,241
Sonae, SGPS, S.A.	1,847,706	1,854,945
The Navigator Co. S.A.	359,756	1,384,368
		8,610,908

Republic of Korea 5.0%
AK Holdings, Inc.	9,931	264,849
AMOREPACIFIC Group	32,280	2,219,139
Asiana Airlines, Inc. *	213,748	962,739
BNK Financial Group, Inc.	429,388	2,530,196
Celltrion, Inc. *	4,297	633,009
Cheil Worldwide, Inc.	49,662	994,375
CJ ENM Co., Ltd.	7,490	967,679
CJ Hello Co., Ltd.	61,156	325,675
CJ Logistics Corp. *	7,135	951,414
Com2uSCorp	4,797	409,379
Daeduck Electronics Co.	61,368	527,355
Daesang Corp.	40,366	791,155
Daewoo Engineering & Construction Co., Ltd. *	297,331	1,122,716
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	35,414	790,043
DB HiTek Co., Ltd.	35,533	571,584
DGB Financial Group, Inc.	255,022	1,530,801
Dongkuk Steel Mill Co., Ltd. *	311,568	1,572,150
Dongwon Industries Co., Ltd.	1,991	374,213
Doosan Bobcat, Inc.	27,927	740,054
Doosan Co., Ltd.	18,270	1,054,916
Doosan Fuel Cell Co., Ltd. *	61,096	407,083
Doosan Infracore Co., Ltd. *	302,965	1,374,840
Doosan Solus Co., Ltd. *	33,677	541,729

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fila Korea Ltd.	7,945	347,087
Green Cross Corp.	3,435	369,339
Green Cross Holdings Corp.	19,332	355,166
GS Engineering & Construction Corp.	51,747	1,314,321
GS Home Shopping, Inc.	4,157	526,158
GS Retail Co., Ltd.	38,699	1,248,302
Halla Holdings Corp.	15,724	623,688
Hanjin Transportation Co., Ltd.	20,963	522,677
Hanon Systems	137,303	1,255,448
Hansol Paper Co., Ltd.	45,153	554,306
Hanssem Co., Ltd.	9,113	491,469
Hanwha Aerospace Co., Ltd. *	40,482	1,317,811
Hanwha General Insurance Co., Ltd.	299,906	726,183
Hanwha Life Insurance Co., Ltd.	852,120	1,652,080
Harim Holdings Co., Ltd.	92,628	613,259
HDC Holdings Co., Ltd.	53,004	513,818
Hite Jinro Co., Ltd.	42,793	1,023,496
Hotel Shilla Co., Ltd.	17,733	1,271,629
Huchems Fine Chemical Corp.	19,159	348,744
Hyosung Corp.	11,701	786,572
Hyundai Corp.	41,424	613,741
Hyundai Department Store Co., Ltd.	21,568	1,519,246
Hyundai Elevator Co., Ltd. *	5,715	343,534
Hyundai Greenfood Co., Ltd.	81,627	808,564
Hyundai Home Shopping Network Corp.	6,581	473,594
Hyundai Merchant Marine Co., Ltd. *	281,782	861,223
Hyundai Mipo Dockyard Co., Ltd.	8,569	326,466
Hyundai Rotem Co., Ltd. *	35,500	455,340
iMarketKorea, Inc.	90,130	763,070
Interpark Holdings Corp.	209,949	395,493
IS Dongseo Co., Ltd.	14,553	411,523
JB Financial Group Co., Ltd.	189,522	866,460
Kakao Corp.	6,301	829,535
Kangwon Land, Inc.	67,079	1,666,824
KCC Corp.	8,748	1,607,176
KEPCO Plant Service & Engineering Co., Ltd.	28,427	855,590
Kolon Corp.	29,146	444,167
Kolon Industries, Inc.	47,365	1,914,811
Korea Aerospace Industries Ltd.	40,022	1,263,870
Korea Investment Holdings Co., Ltd.	17,096	1,037,788
Korea PetroChemical Ind Co., Ltd.	7,275	723,712
Korean Reinsurance Co.	183,648	1,313,826
Kumho Petrochemical Co., Ltd.	23,768	1,470,974
Kumho Tire Co., Inc. *	259,906	934,091
LF Corp.	43,843	664,428
LG Hausys Ltd.	23,636	1,154,635
LG Innotek Co., Ltd.	28,476	2,941,262
LG International Corp.	151,516	1,904,934
Lotte Chilsung Beverage Co., Ltd.	4,396	500,582
Lotte Corp.	14,329	432,484
LOTTE Fine Chemical Co., Ltd.	19,656	748,031
LOTTE Himart Co., Ltd.	43,485	1,150,494
LS Corp.	58,404	2,183,073
LS Industrial Systems Co., Ltd.	22,905	977,363
Mando Corp.	81,322	2,392,532
Meritz Financial Group, Inc.	36,299	384,149
Meritz Fire & Marine Insurance Co., Ltd.	86,951	1,354,526
Meritz Securities Co., Ltd.	113,165	407,189
Mirae Asset Daewoo Co., Ltd.	135,870	831,681
Mirae Asset Life Insurance Co., Ltd.	179,851	647,138
NCSoft Corp.	3,738	1,560,203
Nexen Tire Corp.	77,576	599,643
NH Investment & Securities Co., Ltd.	52,994	556,344
NongShim Co., Ltd.	5,094	1,011,339
OCI Co., Ltd.	25,701	1,346,901
Orange Life Insurance Ltd.	35,642	861,516
Ottogi Corp.	1,072	505,528
Pan Ocean Co., Ltd. *	183,051	650,903
Security	Number of Shares	Value ($)
Partron Co., Ltd.	67,383	676,026
Poongsan Corp.	61,395	1,104,554
S-1 Corp.	13,055	1,034,541
Samsung Card Co., Ltd.	40,403	1,269,061
Samsung Engineering Co., Ltd. *	70,514	1,122,350
Samsung Securities Co., Ltd.	29,120	890,007
Samyang Holdings Corp.	14,745	821,421
Seah Besteel Corp.	45,095	605,135
Seoul Semiconductor Co., Ltd.	39,884	447,414
Shinsegae, Inc.	6,733	1,604,656
SK Gas Ltd.	14,880	1,083,419
SKC Co., Ltd.	30,009	1,205,543
SL Corp.	19,481	309,248
Sungwoo Hitech Co., Ltd.	313,371	939,198
Taekwang Industrial Co., Ltd.	1,378	1,252,992
Taeyoung Engineering & Construction Co., Ltd.	31,335	305,086
Tongyang, Inc.	345,506	416,836
Winiadimchae Co., Ltd. *	290,253	648,747
WONIK IPS Co., Ltd.	24,042	620,820
Young Poong Corp.	1,221	652,289
Youngone Corp.	29,404	884,995
Yuhan Corp.	4,075	745,206
		103,825,686

Singapore 1.5%
Ascendas Real Estate Investment Trust	836,297	1,822,491
Ascott Residence Trust	448,240	442,520
Asian Pay Television Trust	7,145,435	893,539
CapitaLand Commercial Trust	391,776	575,867
CapitaLand Mall Trust	707,615	1,304,026
City Developments Ltd.	352,933	2,668,710
First Resources Ltd.	303,402	399,374
Genting Singapore Ltd.	3,384,369	2,289,328
Mapletree Commercial Trust	472,255	815,037
Mapletree Industrial Trust	472,943	868,103
Mapletree Logistics Trust	614,759	759,766
Mapletree North Asia Commercial Trust	657,671	567,517
Olam International Ltd.	1,064,041	1,385,055
SATS Ltd.	369,779	1,346,667
Sembcorp Marine Ltd. *	994,465	916,323
Singapore Exchange Ltd.	285,489	1,847,656
Singapore Post Ltd.	1,331,651	900,784
Singapore Press Holdings Ltd.	1,606,210	2,584,125
Singapore Technologies Engineering Ltd.	896,824	2,708,606
StarHub Ltd.	876,578	897,443
Suntec Real Estate Investment Trust	461,710	621,263
UOL Group Ltd.	250,227	1,419,987
Venture Corp., Ltd.	218,977	2,541,347
		30,575,534

Spain 1.5%
Abengoa S.A., B Shares *	168,186,543	1,687,527
Acciona S.A. (a)	29,136	3,019,784
Applus Services S.A.	97,448	1,176,536
Bolsas y Mercados Espanoles SHMSF S.A.	40,386	1,581,692
Cellnex Telecom S.A.	20,943	900,578
Cia de Distribucion Integral Logista Holdings S.A.	44,067	995,088
Cie Automotive S.A.	27,429	661,722
Construcciones y Auxiliar de Ferrocarriles S.A.	13,918	608,468
Distribuidora Internacional de Alimentacion S.A. *(a)	10,988,258	1,409,051
Ebro Foods S.A.	76,183	1,667,388
Ence Energia y Celulosa S.A.	80,025	307,236
Euskaltel S.A.	47,653	482,863

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Faes Farma S.A.	126,811	746,649
Gestamp Automocion S.A.	237,038	1,094,568
Indra Sistemas S.A. *	39,037	419,016
Inmobiliaria Colonial Socimi S.A.	40,685	513,639
Liberbank S.A.	1,319,993	443,904
Mediaset Espana Comunicacion S.A.	242,878	1,586,967
Melia Hotels International S.A.	106,185	881,609
Merlin Properties Socimi S.A.	38,857	555,683
Obrascon Huarte Lain S.A. *(a)	1,653,537	1,865,124
Prosegur Cash S.A.	193,120	310,032
Prosegur Cia de Seguridad S.A.	323,457	1,333,848
Sacyr S.A.	403,702	1,098,561
Siemens Gamesa Renewable Energy S.A.	72,913	1,164,506
Tecnicas Reunidas S.A. *	36,111	880,730
Unicaja Banco S.A.	1,555,018	1,567,968
Viscofan S.A.	28,004	1,492,605
Zardoya Otis S.A.	100,212	767,932
		31,221,274

Sweden 3.3%
AAK AB	88,292	1,614,172
Adapteo Oyj *	60,692	729,155
AF Poyry AB	60,369	1,306,755
Arjo AB, B Shares	155,411	692,942
Attendo AB	120,844	603,706
Axfood AB	103,943	2,240,191
Betsson AB *	146,536	674,343
Bilia AB, A Shares	120,545	1,210,217
Bonava AB, B Shares	74,959	750,988
Bravida Holding AB	143,588	1,260,800
Castellum AB	85,336	1,827,581
Clas Ohlson AB, B Shares	80,232	798,787
Cloetta AB, B Shares	149,890	479,478
Coor Service Management Holding AB	79,936	642,184
Dometic Group AB	207,523	2,079,100
Elekta AB, B Shares	114,297	1,435,257
Fabege AB	55,349	865,610
Getinge AB, B Shares	228,310	3,965,309
Granges AB	80,638	804,935
Hemfosa Fastigheter AB	60,117	733,552
Hexpol AB	218,934	2,017,308
Holmen AB, B Shares	97,380	2,901,415
Indutrade AB	39,976	1,307,176
Intrum AB	37,591	949,971
Inwido AB	86,970	605,564
JM AB	109,984	3,010,380
Kungsleden AB	80,394	769,744
L E Lundbergfortagen AB, B Shares	59,461	2,358,028
Lifco AB, B Shares	12,480	687,745
Lindab International AB	79,348	943,341
Loomis AB, B Shares	65,325	2,729,794
Lundin Petroleum AB	12,731	392,617
Mekonomen AB *	73,008	685,297
Modern Times Group MTG AB, B Shares *	45,862	481,994
NCC AB, B Shares	156,525	2,462,630
Nibe Industrier AB, B Shares	101,924	1,558,863
Nobia AB	200,772	1,367,544
Nolato AB, B Shares	12,552	694,991
Nordic Entertainment Group AB, Class B	45,376	1,398,424
Pandox AB	37,505	816,932
Peab AB	295,640	2,534,150
Ratos AB, B Shares	750,742	2,641,516
Saab AB, Class B	52,783	1,744,701
SAS AB *	597,216	1,249,068
Scandic Hotels Group AB	101,340	930,594
Svenska Cellulosa AB SCA, B Shares	330,739	3,292,826
Sweco AB, B Shares	33,680	1,178,711
Thule Group AB	41,954	914,278
Security	Number of Shares	Value ($)
Wallenstam AB, B Shares	36,935	418,657
Wihlborgs Fastigheter AB	47,813	801,200
		68,560,521

Switzerland 3.4%
Allreal Holding AG *	8,752	1,676,222
Alpiq Holding AG *	5,687	401,194
ALSO Holding AG *	5,721	906,796
ams AG *	29,076	1,403,829
Arbonia AG *	39,231	487,566
Aryzta AG *	2,689,241	2,838,995
Autoneum Holding AG (a)	6,457	759,837
Banque Cantonale Vaudoise	1,247	959,567
Barry Callebaut AG	853	1,715,645
Belimo Holding AG	175	1,155,751
Bell Food Group AG *	2,342	639,782
Berner Kantonalbank AG	1,530	332,226
BKW AG	12,954	911,258
Bobst Group S.A.	7,422	411,446
Bucher Industries AG	5,887	1,887,422
Burckhardt Compression Holding AG	2,249	553,614
Cembra Money Bank AG	14,993	1,561,786
Conzzeta AG	1,030	1,001,811
Daetwyler Holding AG	6,053	1,046,639
DKSH Holding AG	39,053	2,022,307
dormakaba Holding AG *	1,403	950,449
Dufry AG *	24,403	2,382,794
Emmi AG	1,315	1,100,713
EMS-Chemie Holding AG	2,690	1,670,231
Flughafen Zuerich AG	9,245	1,640,205
Forbo Holding AG	652	1,078,457
Galenica AG *	35,879	2,159,526
GAM Holding AG *	509,491	1,396,913
Helvetia Holding AG	20,068	2,741,064
Huber & Suhner AG	11,130	760,673
Implenia AG	34,638	1,351,067
Inficon Holding AG	672	487,181
Komax Holding AG (a)	1,699	369,943
Kudelski S.A. *(a)	84,342	548,580
Landis & Gyr Group AG *	20,006	2,043,941
Logitech International S.A.	57,288	2,505,687
Mobimo Holding AG *	3,357	964,086
OC Oerlikon Corp. AG	152,051	1,693,428
Partners Group Holding AG	2,998	2,529,558
PSP Swiss Property AG	10,397	1,353,529
Rieter Holding AG	4,621	639,500
Schweiter Technologies AG	916	1,048,586
SFS Group AG	12,801	1,187,425
Siegfried Holding AG *	1,287	562,141
SIG Combibloc Group AG *	50,216	695,441
Straumann Holding AG	1,427	1,373,667
Sulzer AG	18,872	2,024,394
Sunrise Communications Group AG *	29,578	2,321,903
Tecan Group AG	3,117	837,771
Temenos AG *	5,622	853,412
u-blox Holding AG *	4,910	448,575
Valiant Holding AG	7,582	736,691
Valora Holding AG *	5,559	1,474,093
VAT Group AG *	7,065	1,022,970
Vifor Pharma AG	19,435	3,467,514
Vontobel Holding AG	13,321	856,431
		71,952,232

United Kingdom 10.9%
888 Holdings plc	269,920	568,403
AA plc	2,039,508	1,121,194
Ascential plc	83,982	356,309

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ashmore Group plc	172,210	1,060,308
Auto Trader Group plc	117,656	855,297
B&M European Value Retail S.A.	485,902	2,377,042
Balfour Beatty plc	903,435	2,580,255
Bank of Georgia Group plc	22,632	433,263
Beazley plc	292,910	2,015,637
Biffa plc	179,352	584,620
Big Yellow Group plc	29,472	421,249
Bodycote plc	185,610	2,093,555
Bovis Homes Group plc	145,882	2,311,556
Brewin Dolphin Holdings plc	175,606	788,198
Britvic plc	153,482	1,923,746
C&C Group plc	228,101	1,150,690
Card Factory plc	496,693	1,017,034
Centamin plc	1,153,740	1,658,015
Chemring Group plc	336,128	873,911
Cineworld Group plc	321,401	863,892
Clarkson plc	11,957	416,046
Close Brothers Group plc	113,578	2,184,599
Coats Group plc	776,452	724,632
Cobham plc	1,472,230	3,012,650
Computacenter plc	102,874	2,010,651
ConvaTec Group plc	883,162	2,187,068
Costain Group plc	193,696	485,558
Countryside Properties plc	180,943	926,369
Cranswick plc	52,483	2,124,856
Crest Nicholson Holdings plc	358,466	1,782,370
Daily Mail & General Trust plc N.V., Class A	154,347	1,643,102
De La Rue plc	176,606	349,513
Dechra Pharmaceuticals plc	10,311	377,979
Derwent London plc	23,426	1,120,551
Dignity plc	51,513	400,459
Diploma plc	46,591	1,110,090
Domino's Pizza Group plc	233,594	936,073
Dunelm Group plc	76,147	839,680
EI Group plc *	629,302	2,293,859
Electrocomponents plc	258,104	2,182,093
Elementis plc	612,684	1,342,507
Entertainment One Ltd.	299,015	2,150,475
Equiniti Group plc	144,696	364,035
Essentra plc	301,787	1,644,203
Evraz plc	320,281	1,534,506
Ferrexpo plc	329,138	610,511
Fresnillo plc (a)	113,527	848,190
Galliford Try plc	224,099	2,127,662
Games Workshop Group plc	7,140	529,199
Genus plc	22,075	907,447
Grafton Group plc	273,107	2,960,352
Grainger plc	233,331	855,944
Great Portland Estates plc	91,348	981,662
Greencore Group plc	524,996	1,649,491
Greggs plc	72,506	1,952,636
GVC Holdings plc	85,470	941,490
Halfords Group plc	566,628	1,177,091
Halma plc	94,943	2,586,354
Hammerson plc	456,602	1,755,307
Hargreaves Lansdown plc	42,991	1,031,545
Headlam Group plc	149,647	877,833
Hikma Pharmaceuticals plc	50,250	1,244,719
Hill & Smith Holdings plc	52,956	930,896
HomeServe plc	91,487	1,425,979
Howden Joinery Group plc	378,418	3,086,685
Hunting plc	156,494	790,267
Ibstock plc	321,908	1,097,599
IG Group Holdings plc	346,730	3,030,932
Indivior plc *	1,723,384	903,940
Intermediate Capital Group plc	162,288	3,213,869
International Personal Finance plc	769,797	1,394,026
Security	Number of Shares	Value ($)
Intu Properties plc *(a)	2,317,782	1,049,318
IWG plc	504,290	2,665,295
J.D. Wetherspoon plc	60,863	1,260,408
JD Sports Fashion plc	140,802	1,385,261
John Laing Group plc	191,113	939,872
Jupiter Fund Management plc	457,542	2,156,039
Just Group plc *	1,836,954	1,574,167
KAZ Minerals plc	106,619	675,078
Keller Group plc	209,500	1,726,196
Kier Group plc (a)	563,353	644,897
Lancashire Holdings Ltd.	220,731	2,119,954
Lookers plc	1,500,385	1,044,123
Man Group plc	1,247,107	2,447,930
Marshalls plc	94,231	950,116
Marston's plc	1,029,696	1,703,516
McCarthy & Stone plc	582,702	1,058,984
Mediclinic International plc	231,440	1,157,356
Melrose Industries plc	925,529	2,748,707
Mitchells & Butlers plc *	375,689	2,181,933
Mitie Group plc	510,113	864,379
Moneysupermarket.com Group plc	281,653	1,240,504
Morgan Advanced Materials plc	330,233	1,225,085
Morgan Sindall Group plc	67,329	1,245,388
N Brown Group plc	538,737	892,673
National Express Group plc	446,443	2,677,170
Northgate plc	373,375	1,526,156
Ocado Group plc *	49,092	841,382
OneSavings Bank plc	96,320	482,163
Pagegroup plc	300,351	1,870,259
Paragon Banking Group plc	184,717	1,187,490
PayPoint plc	43,952	577,616
Pendragon plc	8,746,790	1,244,537
Petra Diamonds Ltd. *	2,738,835	316,539
Petrofac Ltd.	470,418	2,339,628
Pets at Home Group plc	712,923	2,323,859
Phoenix Group Holdings plc	353,011	3,404,101
Playtech plc	442,917	2,200,560
Plus500 Ltd.	94,797	944,174
Polymetal International plc	176,315	2,656,940
Polypipe Group plc	127,699	810,367
Premier Oil plc *	2,154,555	2,420,717
Provident Financial plc	466,717	2,590,471
PZ Cussons plc	215,943	569,818
QinetiQ Group plc	476,967	2,061,870
Quilter plc	721,999	1,375,644
Rathbone Brothers plc	18,554	511,192
Redrow plc	175,376	1,499,471
Renewi plc	953,281	362,522
Renishaw plc	12,054	617,749
Rhi Magnesita N.V.	10,708	526,608
Rightmove plc	117,930	951,255
Rotork plc	451,349	1,913,762
Royal Bank of Scotland Group plc	447,785	1,310,173
RPS Group plc	494,331	1,061,433
Safestore Holdings plc	44,408	434,260
Saga plc	2,479,222	1,645,127
Savills plc	128,976	1,651,622
Schroders plc	59,310	2,530,911
Segro plc	210,059	2,429,100
Senior plc	542,556	1,268,146
Serco Group plc *	951,750	1,915,575
SIG plc	1,328,772	2,146,740
Signature Aviation plc	605,999	2,524,810
Spectris plc	84,778	3,073,780
Spirax-Sarco Engineering plc	22,209	2,563,916
Spire Healthcare Group plc	719,180	1,148,871
Sports Direct International plc *	414,408	1,807,516
SSP Group plc	190,255	1,658,680
ST Modwen Properties plc	130,030	768,646

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stagecoach Group plc	844,908	1,490,700
Stock Spirits Group plc	173,022	429,704
Superdry plc	148,756	981,321
Synthomer plc	243,864	960,194
TalkTalk Telecom Group plc	884,935	1,203,042
Ted Baker plc	24,089	123,889
Telecom Plus plc	48,569	835,559
The Go-Ahead Group plc	69,812	1,973,998
The Restaurant Group plc	646,076	1,236,835
The Unite Group plc	57,662	933,069
Thomas Cook Group plc *(b)	10,717,311	—
TP ICAP plc	283,171	1,413,848
TT electronics plc	186,634	567,316
Tullow Oil plc	315,322	534,105
Tyman plc	223,664	726,167
UDG Healthcare plc	170,055	1,815,821
Ultra Electronics Holdings plc	61,518	1,659,904
Vesuvius plc	279,369	1,639,147
Victrex plc	50,189	1,493,148
WH Smith plc	80,736	2,556,497
Wizz Air Holdings plc *	22,152	1,131,818
		227,516,311
Total Common Stock
(Cost $1,983,415,011)		2,071,869,265

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	27,403	1,679,929
Jungheinrich AG	60,639	1,568,549
Sartorius AG	5,713	1,205,028
Schaeffler AG	175,244	1,916,397
Sixt SE	13,724	939,703
Total Preferred Stock
(Cost $7,288,993)		7,309,606

Rights 0.0% of net assets

Norway 0.0%
Bakkafrost P/F *(b)	476	6,099
XXL A.S.A. *(b)	21,797	1,988
		8,087

Security	Number of Shares	Value ($)
Republic of Korea 0.0%
AMOREPACIFIC Group *(b)	2,216	—
Total Rights
(Cost $—)		8,087

Other Investment Companies 1.8% of net assets

United States 1.8%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	2,124,467	2,124,467
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	36,602,623	36,602,623
Total Other Investment Companies
(Cost $38,727,090)		38,727,090

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	121	11,962,665	161,849
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,581,001.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,704,444,848	$—	$—	$1,704,444,848
Hong Kong	78,707,826	—	—*	78,707,826
Italy	52,439,148	—	150,224	52,589,372
Luxembourg	—	—	—*	—
Portugal	8,610,908	—	—*	8,610,908
United Kingdom	227,516,311	—	—*	227,516,311
Preferred Stock[1]	7,309,606	—	—	7,309,606
Rights[1]
Norway	—	—	8,087	8,087
Republic of Korea	—	—	—*	—
Other Investment Companies[1]	38,727,090	—	—	38,727,090
Futures Contracts[2]	161,849	—	—	161,849
Total	$2,117,917,586	$—	$158,311	$2,118,075,897
*	Level 3 amount shown includes securities determined to have no value at November 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 93.2% of net assets

Brazil 6.1%
Ambev S.A.	3,145,986	13,429,758
B3 S.A. - Brasil Bolsa Balcao	389,934	4,400,740
Banco Bradesco S.A.	883,529	6,529,878
Banco do Brasil S.A.	1,574,838	17,806,921
BRF S.A. *	952,917	8,248,412
CCR S.A.	1,108,821	4,507,872
Centrais Eletricas Brasileiras S.A.	213,051	1,754,976
Cia Energetica de Minas Gerais	154,870	536,219
Cielo S.A.	1,803,779	3,327,455
Cogna Educacao	1,321,671	3,203,918
Companhia de Saneamento Basico do Estado de Sao Paulo	384,225	5,215,930
Embraer S.A.	1,039,029	4,423,178
JBS S.A.	2,007,195	13,519,597
Petrobras Distribuidora S.A.	587,318	3,950,364
Petroleo Brasileiro S.A.	3,257,902	24,039,577
Tim Participacoes S.A.	1,258,915	4,031,339
Ultrapar Participacoes S.A.	2,307,155	11,900,539
Vale S.A. *	3,374,713	39,890,300
		170,716,973

Chile 0.7%
Cencosud S.A.	3,438,096	4,367,284
Empresas COPEC S.A.	619,823	4,916,060
Enel Americas S.A.	29,599,707	5,665,219
Latam Airlines Group S.A.	382,566	4,005,726
S.A.C.I. Falabella	438,400	1,754,806
		20,709,095

China 24.7%
Agile Group Holdings Ltd.	2,377,911	3,329,425
Agricultural Bank of China Ltd., H Shares	37,555,794	15,208,951
Alibaba Group Holding Ltd. ADR *	87,022	17,404,400
Anhui Conch Cement Co., Ltd., H Shares	833,285	5,327,957
Baidu, Inc. ADR *	78,674	9,325,229
Bank of China Ltd., H Shares	109,778,282	44,036,129
Bank of Communications Co., Ltd., H Shares	10,137,350	6,656,572
China Cinda Asset Management Co., Ltd., H Shares	15,411,973	3,209,290
China CITIC Bank Corp., Ltd., H Shares	12,672,424	6,928,935
China Communications Construction Co., Ltd., H Shares	6,975,289	5,426,784
China Communications Services Corp., Ltd., H Shares	4,014,633	2,702,835
China Construction Bank Corp., H Shares	117,238,760	93,308,738
China Evergrande Group *	1,751,506	4,179,762
China Huarong Asset Management Co., Ltd., H Shares	28,065,299	4,087,310
Security	Number of Shares	Value ($)
China Life Insurance Co., Ltd., H Shares	3,333,980	8,424,659
China Merchants Bank Co., Ltd., H Shares	2,607,376	12,324,475
China Minsheng Banking Corp., Ltd., H Shares	9,457,887	6,584,968
China Mobile Ltd.	6,857,415	51,686,306
China National Building Material Co., Ltd., H Shares	8,080,091	7,803,710
China Overseas Land & Investment Ltd.	3,185,552	10,682,602
China Pacific Insurance (Group) Co., Ltd., H Shares	1,378,566	4,878,321
China Petroleum & Chemical Corp., H Shares	87,495,646	49,069,769
China Railway Construction Corp., Ltd., H Shares	3,621,022	3,737,710
China Railway Group Ltd., H Shares	6,334,399	3,706,243
China Resources Beer Holdings Co., Ltd.	936,164	4,903,417
China Resources Land Ltd.	1,922,765	8,314,726
China Resources Power Holdings Co., Ltd.	4,159,290	5,409,163
China Shenhua Energy Co., Ltd., H Shares	5,635,627	10,914,516
China Telecom Corp., Ltd., H Shares	27,900,329	10,550,283
China Unicom Hong Kong Ltd.	12,392,440	10,607,052
China Vanke Co., Ltd., H Shares	932,548	3,490,614
CITIC Ltd.	7,044,797	8,819,777
CNOOC Ltd.	20,565,220	29,845,217
Country Garden Holdings Co., Ltd.	4,082,136	5,684,300
Dongfeng Motor Group Co., Ltd., H Shares	4,152,729	3,989,463
ENN Energy Holdings Ltd.	328,390	3,565,923
Fosun International Ltd.	2,297,455	3,093,504
GCL-Poly Energy Holdings Ltd. *	52,720,262	1,542,326
Geely Automobile Holdings Ltd.	2,090,711	3,910,192
Great Wall Motor Co., Ltd., H Shares	5,397,619	4,171,773
Guangzhou R&F Properties Co., Ltd., H Shares	2,117,335	3,559,660
Haier Electronics Group Co., Ltd.	1,336,281	3,712,959
Hengan International Group Co., Ltd.	469,177	3,098,777
Huaneng Power International, Inc., H Shares	9,009,496	4,465,759
Industrial & Commercial Bank of China Ltd., H Shares	90,911,410	64,806,064
JD.com, Inc. ADR *	166,221	5,427,116
Jiangxi Copper Co., Ltd., H Shares	4,241,604	4,893,064
Kingboard Holdings Ltd.	1,407,724	3,875,501
Kunlun Energy Co., Ltd.	3,623,085	3,068,705
Longfor Group Holdings Ltd.	955,396	3,911,781
NetEase, Inc. ADR	19,448	6,132,343
PetroChina Co., Ltd., H Shares	43,575,611	20,096,191
PICC Property & Casualty Co., Ltd., H Shares	7,750,977	8,971,141
Ping An Insurance Group Co. of China Ltd., H Shares	1,666,400	18,882,780
Shimao Property Holdings Ltd.	1,559,889	5,649,497
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	8,502,793	2,357,135

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., H Shares	1,203,478	3,974,310
Tencent Holdings Ltd.	535,557	22,701,008
		688,427,117

Colombia 0.3%
Bancolombia S.A.	252,099	2,981,388
Ecopetrol S.A.	6,580,497	6,142,913
		9,124,301

Czech Republic 0.2%
CEZ A/S	242,496	5,373,475

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	541,900	2,606,539

Greece 1.2%
Alpha Bank AE *	4,408,704	9,284,583
Hellenic Telecommunications Organization S.A.	269,611	4,054,806
National Bank of Greece S.A. *	2,251,772	7,632,141
Piraeus Bank S.A. *	3,406,432	11,943,866
		32,915,396

Hungary 0.5%
MOL Hungarian Oil & Gas plc	787,787	7,622,405
OTP Bank Nyrt	131,706	6,206,702
		13,829,107

India 7.2%
Axis Bank Ltd.	464,208	4,782,337
Bharat Petroleum Corp., Ltd.	1,935,806	13,803,960
Bharti Airtel Ltd. *	1,490,342	9,191,871
Coal India Ltd.	1,800,595	5,151,728
HCL Technologies Ltd.	320,575	5,039,155
Hero MotoCorp Ltd.	84,895	2,879,892
Hindalco Industries Ltd.	1,610,545	4,493,474
Hindustan Petroleum Corp., Ltd.	1,757,341	6,922,803
Housing Development Finance Corp., Ltd.	334,312	10,705,673
Indian Oil Corp., Ltd.	5,535,083	10,138,490
Infosys Ltd.	1,831,945	17,782,539
ITC Ltd.	1,151,705	3,955,813
JSW Steel Ltd.	1,034,251	3,770,808
Mahindra & Mahindra Ltd.	364,278	2,694,096
Maruti Suzuki India Ltd.	40,685	4,109,391
NTPC Ltd.	2,628,216	4,262,665
Oil & Natural Gas Corp., Ltd.	5,889,140	10,815,741
Rajesh Exports Ltd.	354,898	3,335,138
Reliance Industries Ltd. GDR	682,509	29,484,389
State Bank of India *	1,705,687	8,128,093
Sun Pharmaceutical Industries Ltd.	574,013	3,599,509
Tata Consultancy Services Ltd.	328,693	9,407,756
Tata Motors Ltd. *	4,826,362	10,865,411
Tata Motors Ltd., A Shares, DVR *	2,019,002	2,008,096
Tata Steel Ltd.	531,526	3,167,484
Vedanta Ltd.	3,343,240	6,738,909
Wipro Ltd.	904,985	2,998,640
		200,233,861

Security	Number of Shares	Value ($)
Indonesia 1.3%
PT Astra International Tbk	17,596,361	8,108,922
PT Bank Central Asia Tbk	1,885,967	4,198,466
PT Bank Mandiri (Persero) Tbk	10,288,796	5,087,866
PT Bank Rakyat Indonesia (Persero) Tbk	23,854,878	6,917,154
PT Telekomunikasi Indonesia (Persero) Tbk	38,553,040	10,741,825
		35,054,233

Kuwait 0.4%
Kuwait Finance House KSCP	1,114,984	2,675,521
Mobile Telecommunications Co. KSC	2,238,983	4,326,146
National Bank of Kuwait SAKP	985,724	3,280,339
		10,282,006

Malaysia 1.7%
Axiata Group Berhad	5,445,172	5,384,547
CIMB Group Holdings Berhad	5,189,320	6,436,173
Genting Berhad	3,221,300	4,496,631
Malayan Banking Berhad	3,895,313	7,955,709
Petronas Chemicals Group Berhad	1,916,400	3,239,503
Public Bank Berhad	1,332,000	6,257,354
Tenaga Nasional Berhad	4,351,300	13,710,789
		47,480,706

Mexico 4.2%
Alfa S.A.B. de C.V., A Shares	6,778,086	5,337,541
America Movil S.A.B. de C.V., Series L	49,995,824	38,447,482
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	566,388	717,223
Cemex S.A.B. de C.V. ADR	2,944,979	10,984,772
Coca-Cola Femsa S.A.B. de C.V.	531,933	3,058,434
Fomento Economico Mexicano S.A.B. de C.V.	1,737,999	15,814,004
Grupo Bimbo S.A.B. de C.V., Series A	2,428,788	4,208,712
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,733,888	9,150,569
Grupo Mexico S.A.B. de C.V., Series B	4,108,907	10,760,194
Grupo Televisa S.A.B., Series CPO	2,823,771	6,159,876
Wal-Mart de Mexico S.A.B. de C.V.	4,408,940	12,314,427
		116,953,234

Philippines 0.3%
PLDT, Inc.	224,978	4,759,448
SM Investments Corp.	164,934	3,440,520
		8,199,968

Qatar 0.4%
Ooredoo QPSC	1,673,270	3,189,369
Qatar National Bank QPSC	1,419,133	7,502,969
		10,692,338

Russia 14.4%
Alrosa PJSC	3,092,018	3,747,755
Gazprom PJSC	37,360,581	149,709,714
Inter RAO UES PJSC	98,940,346	6,865,170
LUKOIL PJSC	1,042,952	99,597,291
Magnit PJSC	218,864	11,179,874
MMC Norilsk Nickel PJSC	39,377	10,443,758
Mobile TeleSystems PJSC	2,581,395	12,230,198
NovaTek PJSC	418,340	8,250,938

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rosneft Oil Co. PJSC	2,685,491	18,426,972
Rostelecom PJSC	3,480,911	4,359,938
Sberbank of Russia PJSC	8,609,590	31,343,893
Severstal PJSC	272,111	3,844,356
Sistema PJSC	33,834,589	7,896,655
Surgutneftegas PJSC	16,448,224	11,286,245
Tatneft PJSC	1,336,715	15,399,156
VTB Bank PJSC	8,933,460,000	6,298,089
		400,880,002

South Africa 5.6%
Absa Group Ltd.	971,525	9,763,651
AngloGold Ashanti Ltd.	313,901	5,871,210
Aspen Pharmacare Holdings Ltd. *	442,851	3,548,127
Barloworld Ltd.	557,170	4,329,826
Bid Corp., Ltd.	305,279	6,721,638
FirstRand Ltd.	2,051,474	8,767,031
Gold Fields Ltd.	1,424,033	7,478,287
MTN Group Ltd.	4,525,876	28,530,346
MultiChoice Group *	28,460	235,441
Naspers Ltd., N Shares	31,526	4,507,144
Nedbank Group Ltd.	350,313	5,235,689
Remgro Ltd.	251,862	3,303,615
Sanlam Ltd.	1,029,678	5,369,392
Sappi Ltd.	1,018,968	2,771,165
Sasol Ltd.	1,074,645	19,361,652
Shoprite Holdings Ltd.	649,144	5,677,629
Standard Bank Group Ltd.	1,156,571	13,081,968
Steinhoff International Holdings N.V. *	66,638,966	4,502,326
The Bidvest Group Ltd.	279,794	3,875,642
Tiger Brands Ltd.	201,614	2,811,011
Vodacom Group Ltd.	710,836	5,875,688
Woolworths Holdings Ltd.	1,290,114	4,594,155
		156,212,633

Taiwan 18.5%
Acer, Inc.	6,642,470	3,907,912
Asustek Computer, Inc.	1,973,176	14,906,903
AU Optronics Corp.	40,581,371	11,678,092
Catcher Technology Co., Ltd.	816,000	6,672,850
Cathay Financial Holding Co., Ltd.	5,234,840	7,154,679
Cheng Shin Rubber Industry Co., Ltd.	2,921,000	3,982,681
China Steel Corp.	13,547,088	10,389,927
Chunghwa Telecom Co., Ltd.	3,040,764	11,261,904
Compal Electronics, Inc.	18,397,000	11,335,888
CTBC Financial Holding Co., Ltd.	10,533,809	7,543,755
Delta Electronics, Inc.	1,723,696	7,909,324
Far Eastern New Century Corp.	5,746,061	5,602,836
Far EasTone Telecommunications Co., Ltd.	1,385,588	3,319,725
First Financial Holding Co., Ltd.	4,994,730	3,757,036
Formosa Chemicals & Fibre Corp.	3,032,882	8,678,016
Formosa Petrochemical Corp.	1,359,704	4,278,251
Formosa Plastics Corp.	2,689,704	8,568,828
Foxconn Technology Co., Ltd.	1,796,858	3,922,281
Fubon Financial Holding Co., Ltd.	7,266,116	10,669,179
Hon Hai Precision Industry Co., Ltd.	34,163,928	99,097,282
Innolux Corp.	55,377,000	14,338,615
Inventec Corp.	8,142,646	6,098,211
Largan Precision Co., Ltd.	31,300	4,549,762
Lite-On Technology Corp.	3,541,229	5,617,590
MediaTek, Inc.	1,258,046	17,379,800
Mega Financial Holding Co., Ltd.	6,332,548	6,288,858
Nan Ya Plastics Corp.	4,666,588	10,935,941
Pegatron Corp.	8,886,234	19,805,113
Pou Chen Corp.	4,253,000	5,540,937
President Chain Store Corp.	329,000	3,294,259
Security	Number of Shares	Value ($)
Quanta Computer, Inc.	5,205,058	10,287,114
Synnex Technology International Corp.	3,601,178	4,349,434
Taiwan Cement Corp.	3,931,414	5,334,575
Taiwan Mobile Co., Ltd.	1,017,000	3,816,604
Taiwan Semiconductor Manufacturing Co., Ltd.	11,021,352	110,175,591
Uni-President Enterprises Corp.	3,626,796	8,618,106
United Microelectronics Corp.	22,776,931	11,160,588
Walsin Lihwa Corp.	7,166,000	3,335,153
Wistron Corp.	10,449,934	9,487,330
WPG Holdings Ltd.	4,765,880	5,927,964
Yuanta Financial Holding Co., Ltd.	5,718,000	3,701,365
		514,680,259

Thailand 3.1%
Advanced Info Service PCL NVDR	809,200	5,677,187
Charoen Pokphand Foods PCL NVDR	4,290,500	3,904,650
CP ALL PCL NVDR	1,489,700	3,746,743
Kasikornbank PCL NVDR	1,128,400	5,788,103
Krung Thai Bank PCL NVDR	6,172,100	3,349,795
PTT Exploration & Production PCL NVDR	1,397,500	5,549,764
PTT Global Chemical PCL NVDR	3,788,800	6,739,406
PTT PCL NVDR	20,061,200	28,713,391
Thai Oil PCL NVDR	2,224,600	5,079,752
The Siam Cement PCL NVDR	820,400	10,344,086
The Siam Commercial Bank PCL NVDR	1,957,200	7,837,220
		86,730,097

Turkey 1.8%
Akbank T.A.S. *	5,086,174	6,880,747
BIM Birlesik Magazalar A/S	440,050	3,524,384
Eregli Demir ve Celik Fabrikalari T.A.S.	2,837,921	3,962,763
Haci Omer Sabanci Holding A/S	2,705,503	4,286,598
KOC Holding A/S	1,944,728	6,778,699
Tupras-Turkiye Petrol Rafinerileri A/S	216,364	4,667,450
Turk Hava YollariI AO *	1,374,349	3,268,670
Turkcell Iletisim Hizmetleri A/S	2,439,415	5,759,287
Turkiye Garanti Bankasi A/S *	3,883,743	6,829,599
Turkiye Halk Bankasi A/S *	3,388,552	3,404,187
		49,362,384

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	1,371,178	2,818,397
Emaar Properties PJSC	2,727,333	3,066,546
Emirates Telecommunications Group Co. PJSC	1,256,114	5,574,142
First Abu Dhabi Bank PJSC	666,426	2,757,762
		14,216,847
Total Common Stock
(Cost $2,420,402,442)		2,594,680,571

Preferred Stock 6.6% of net assets

Brazil 4.8%
Banco Bradesco S.A.	3,305,089	26,083,963
Centrais Eletricas Brasileiras S.A., B Shares	161,994	1,376,545
Cia Brasileira de Distribuicao	272,369	5,163,564
Companhia Energetica de Minas Gerais	1,965,826	6,067,221
Gerdau S.A.	2,075,328	8,343,915
Itau Unibanco Holding S.A.	4,697,013	38,657,629
Itausa - Investimentos Itau S.A.	1,293,210	4,058,581

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Metalurgica Gerdau S.A.	2,666,570	4,919,056
Petroleo Brasileiro S.A.	4,202,528	28,972,327
Telefonica Brasil S.A.	685,809	9,123,467
		132,766,268

Colombia 0.2%
Bancolombia S.A.	407,594	5,012,293

Russia 1.6%
Surgutneftegas PJSC	17,059,742	9,579,676
Tatneft PJSC	89,159	957,069
Transneft PJSC	13,277	35,098,215
		45,634,960
Total Preferred Stock
(Cost $149,155,792)		183,413,521

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (a)	2,202,774	2,202,774
Total Other Investment Company
(Cost $2,202,774)		2,202,774

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/20/19	89	4,619,100	(66,127)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,594,680,571	$—	$—	$2,594,680,571
Preferred Stock[1]	183,413,521	—	—	183,413,521
Other Investment Company[1]	2,202,774	—	—	2,202,774
Liabilities
Futures Contracts[2]	(66,127)	—	—	(66,127)
Total	$2,780,230,739	$—	$—	$2,780,230,739
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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